UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31st

Date of reporting period:	September 30, 2008

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund Money Market Portfolio
Schedule of Investments
September 30, 2008

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (47.1%)

2,3 Federal Farm Credit Bank	2.651%	10/6/2008	1,000	1,000
2 Federal Home Loan Bank	2.513%	10/1/2008	16,000	16,000
2 Federal Home Loan Bank	2.322%-2.362%	10/8/2008	42,192	42,173
2 Federal Home Loan Bank	2.486%	10/15/2008	5,000	4,995
2,3 Federal Home Loan Bank	2.636%	10/24/2008	5,000	5,000
2 Federal Home Loan Bank	2.699%	10/27/2008	18,000	17,965
2,3 Federal Home Loan Bank	2.687%	11/18/2008	35,000	35,000
2 Federal Home Loan Bank	2.410%	11/24/2008	4,000	3,986
2,3 Federal Home Loan Bank	2.689%	12/5/2008	13,000	13,000
2 Federal Home Loan Bank	2.363%-2.616%	12/15/2008	12,000	11,939
2,3 Federal Home Loan Bank	3.769%	12/29/2008	60,000	60,000
2 Federal Home Loan Bank	2.619%	12/31/2008	5,000	4,967
2 Federal Home Loan Mortgage Corp.	2.612%	12/1/2008	10,000	9,956
2 Federal Home Loan Mortgage Corp.	2.992%	12/22/2008	4,500	4,470
2,3 Federal Home Loan Mortgage Corp.	3.306%	12/26/2008	22,000	21,997
2 Federal Home Loan Mortgage Corp.	3.242%	3/30/2009	10,000	9,841
2,3 Federal National Mortgage Assn.	2.621%	10/6/2008	50,000	49,994
2 Federal National Mortgage Assn.	2.614%-2.665%	10/8/2008	21,000	20,989
2 Federal National Mortgage Assn.	2.465%	10/29/2008	4,000	3,992
2 Federal National Mortgage Assn.	2.465%	11/12/2008	5,000	4,986
2 Federal National Mortgage Assn.	2.972%	12/24/2008	1,500	1,490
U.S. Treasury Bill	1.504%-1.511%	10/2/2008	34,621	34,620
U.S. Treasury Bill	1.859%-1.903%	11/20/2008	90,000	89,766
U.S. Treasury Bill	1.939%	11/28/2008	60,000	59,814
U.S. Treasury Bill	2.052%	1/8/2009	50,000	49,721
U.S. Treasury Bill	1.967%	1/15/2009	25,000	24,856
U.S. Treasury Bill	1.939%	1/22/2009	25,000	24,849
U.S. Treasury Bill	1.939%	2/5/2009	100,000	99,323
U.S. Treasury Bill	2.041%	2/12/2009	80,000	79,398
U.S. Treasury Bill	2.000%	2/19/2009	60,000	59,535
U.S. Treasury Bill	1.944%	2/26/2009	60,000	59,525

Total U.S. Government and Agency Obligations
(Cost $925,147)				925,147

Commercial Paper (13.8%)

Finance—Automobiles (0.8%)
Toyota Motor Credit Corp.	2.617%	10/1/2008	1,000	1,000
Toyota Motor Credit Corp.	2.619%	10/27/2008	7,000	6,987
Toyota Motor Credit Corp.	2.587%	11/24/2008	1,800	1,793
Toyota Motor Credit Corp.	2.597%	12/10/2008	5,000	4,975
Toyota Motor Credit Corp.	3.531%	12/29/2008	1,000	991

				15,746

Finance—Other (1.7%)
General Electric Capital Corp.	2.518%	10/16/2008	4,000	3,996
General Electric Capital Corp.	2.430%	11/10/2008	5,000	4,987
General Electric Capital Corp.	2.590%	11/13/2008	9,000	8,972
General Electric Capital Corp.	2.513%	11/24/2008	5,000	4,981
General Electric Capital Corp.	2.590%	12/2/2008	6,000	5,973
General Electric Capital Corp.	2.590%	12/17/2008	5,000	4,973

				33,882

Foreign Banks (5.6%)
4 Australia & New Zealand Banking Group, Ltd.	2.736%	10/15/2008	5,182	5,177
4 Australia & New Zealand Banking Group, Ltd.	2.730%	11/17/2008	1,300	1,295
CBA (Delaware) Finance Inc.	3.517%	11/12/2008	3,000	2,988
CBA (Delaware) Finance Inc.	2.738%	11/21/2008	2,000	1,992
CBA (Delaware) Finance Inc.	2.739%	11/25/2008	1,600	1,593
CBA (Delaware) Finance Inc.	2.749%	12/2/2008	1,250	1,244
CBA (Delaware) Finance Inc.	2.749%	12/4/2008	1,800	1,791
CBA (Delaware) Finance Inc.	2.749%	12/8/2008	2,000	1,990
CBA (Delaware) Finance Inc.	2.719%	12/12/2008	4,000	3,978
4 Danske Corp.	2.739%	10/15/2008	8,000	7,992
4 Danske Corp.	2.729%	11/12/2008	5,000	4,984
4 Danske Corp.	2.744%	12/4/2008	10,000	9,951
4 Danske Corp.	2.744%	12/9/2008	5,000	4,974
4 Danske Corp.	2.734%	12/12/2008	2,000	1,989
4 Danske Corp.	3.767%	12/22/2008	10,000	9,915
4 National Australia Funding (Delaware)	2.781%	12/8/2008	1,500	1,492
Nordea North America Inc.	2.719%	10/9/2008	5,000	4,997
Santander Central Hispano Finance (Delaware), Inc.	2.800%	11/12/2008	2,850	2,841
Svenska Handelsbanken, Inc.	2.729%	10/23/2008	10,000	9,983
Svenska Handelsbanken, Inc.	2.729%	11/12/2008	5,400	5,383
Svenska Handelsbanken, Inc.	2.729%	11/13/2008	8,000	7,974
4 Westpac Banking Corp.	2.709%	10/7/2008	4,000	3,998
4 Westpac Banking Corp.	2.750%	11/5/2008	3,000	2,992
4 Westpac Banking Corp.	2.744%	12/3/2008	7,000	6,967
4 Westpac Banking Corp.	2.698%	12/11/2008	2,000	1,989

				110,469

Foreign Government (1.1%)
4 Electricite de France	3.755%	10/3/2008	2,000	2,000
4 Electricite de France	2.217%-2.415%	10/10/2008	7,750	7,745
4 Electricite de France	2.334%	10/20/2008	1,000	999
4 Electricite de France	2.313%	11/10/2008	1,000	997
European Investment Bank	2.992%	10/2/2008	9,000	8,999

				20,740

Foreign Industrial (2.8%)
4 BASF SE	2.383%	10/2/2008	1,000	1,000
4 BASF SE	2.923%	10/6/2008	2,750	2,749
4 BASF SE	2.364%	10/16/2008	1,000	999
4 BASF SE	2.354%	10/23/2008	5,000	4,993
BASF SE	3.279%	1/2/2009	2,000	1,983
4 Nestle Capital Corp.	2.182%	11/12/2008	5,000	4,987
4 Nestle Capital Corp.	2.182%	11/13/2008	5,000	4,987
4 Nestle Capital Corp.	2.203%	12/1/2008	7,000	6,974
4 Nestle Capital Corp.	2.378%-2.379%	3/10/2009	4,000	3,958
4 Novartis Finance Corp.	2.291%-2.311%	10/1/2008	6,500	6,500
4 Novartis Finance Corp.	2.281%-2.301%	10/3/2008	5,750	5,749
4 Novartis Finance Corp.	2.313%	10/14/2008	4,000	3,997
4 Procter & Gamble International Funding SCA	2.230%	10/1/2008	1,800	1,800
4 Procter & Gamble International Funding SCA	2.212%	10/20/2008	2,000	1,998
4 Procter & Gamble International Funding SCA	2.139%	11/5/2008	1,000	998
4 Sanofi-Aventis	2.333%	10/3/2008	1,500	1,500

				55,172

Industrial (1.7%)
Chevron Corp.	2.968%	12/5/2008	4,000	3,979
Chevron Funding Corp.	2.155%	10/1/2008	1,500	1,500
Chevron Funding Corp.	2.155%	10/2/2008	500	500
4 Coca Cola Co.	2.405%	10/2/2008	5,000	5,000
4 Coca Cola Co.	2.333%	10/6/2008	1,500	1,500
4 Coca Cola Co.	2.210%	10/7/2008	5,000	4,998
4 Coca Cola Co.	2.170%	11/3/2008	2,000	1,996
4 Johnson & Johnson	2.100%	10/14/2008	2,000	1,998
4 Pfizer Inc.	2.211%	10/17/2008	3,000	2,997
4 Pfizer Inc.	2.455%	2/2/2009	3,000	2,975
4 Pfizer Inc.	2.455%	2/3/2009	3,000	2,975
4 Wal-Mart Stores, Inc.	2.210%	10/10/2008	1,750	1,749
4 Wal-Mart Stores, Inc.	2.371%	12/9/2008	1,000	996

				33,163

Insurance (0.1%)
USAA Captial Corp	2.212%	11/14/2008	1,000	997

Total Commercial Paper
(Cost $270,169)				270,169

Certificates of Deposit (23.0%)

Certificates of Deposit—U.S. Banks (2.4%)
Citibank, N.A.	2.740%	11/12/2008	7,000	7,000
Citibank, N.A.	2.750%	11/25/2008	4,500	4,500
Citibank, N.A.	2.750%	12/2/2008	10,000	10,000
Citibank, N.A.	2.740%	12/10/2008	8,000	8,000
State Street Bank & Trust Co.	2.580%	11/3/2008	7,500	7,500
State Street Bank & Trust Co.	2.620%	12/8/2008	6,000	6,000
State Street Bank & Trust Co.	2.620%	12/9/2008	4,000	4,000

				47,000

Yankee Certificates of Deposit—U.S. Branches (20.6%)
Abbey National Treasury Services PLC (Stamford Branch)	2.750%	10/1/2008	5,000	5,000
Abbey National Treasury Services PLC (Stamford Branch)	2.770%	12/1/2008	9,500	9,500
Australia and New Zealand Banking Group (New York Branch)	2.755%	12/3/2008	7,000	7,000
Australia and New Zealand Banking Group (New York Branch)	2.800%	10/9/2008	5,000	5,000
BNP Paribas (New York Branch)	2.490%	10/8/2008	2,000	2,000
BNP Paribas (New York Branch)	2.750%	10/16/2008	15,000	15,000
BNP Paribas (New York Branch)	2.770%	11/6/2008	5,000	5,000
BNP Paribas (New York Branch)	2.650%	11/10/2008	2,000	2,000
BNP Paribas (New York Branch)	2.780%	11/12/2008	3,000	3,000
BNP Paribas (New York Branch)	2.810%	12/4/2008	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.770%	10/16/2008	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.795%	12/4/2008	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.760%	12/16/2008	10,000	10,000
Bank of Montreal (Chicago Branch)	2.750%	10/22/2008	5,000	5,000
Bank of Nova Scotia (Houston Branch)	2.750%	10/2/2008	5,000	5,000
Bank of Nova Scotia (Houston Branch)	2.690%	11/12/2008	5,000	5,000
Bank of Nova Scotia (Houston Branch)	2.690%	11/13/2008	5,000	5,000
Bank of Nova Scotia (Houston Branch)	3.200%	11/24/2008	5,000	5,000
Bank of Nova Scotia (Houston Branch)	2.700%	12/11/2008	4,500	4,500
Bank of Nova Scotia (Houston Branch)	3.200%	12/23/2008	5,000	5,000
Barclays Bank PLC (New York Branch)	2.820%	10/7/2008	4,200	4,200
Barclays Bank PLC (New York Branch)	2.800%	11/14/2008	5,000	5,000
Barclays Bank PLC (New York Branch)	2.800%	12/2/2008	8,000	8,000
Barclays Bank PLC (New York Branch)	4.250%	12/23/2008	10,000	10,000
Deutsche Bank AG (New York Branch)	2.700%	11/3/2008	5,000	5,000
Deutsche Bank AG (New York Branch)	2.700%	11/3/2008	5,000	5,000
KBC Bank N.V. (New York Branch)	2.650%	10/6/2008	5,000	5,000
KBC Bank N.V. (New York Branch)	2.630%	10/20/2008	4,000	4,000
KBC Bank N.V. (New York Branch)	2.640%	11/10/2008	10,000	10,000
KBC Bank N.V. (New York Branch)	2.680%	12/10/2008	10,000	10,000
Lloyds TSB Bank PLC (New York Branch)	2.730%	10/10/2008	5,000	5,000
Lloyds TSB Bank PLC (New York Branch)	2.680%	10/22/2008	9,000	9,000
Lloyds TSB Bank PLC (New York Branch)	2.620%	11/3/2008	10,000	10,000
Nordea Bank Finland PLC (New York Branch)	4.820%	10/17/2008	4,250	4,254
Nordea Bank Finland PLC (New York Branch)	4.700%	10/24/2008	2,250	2,253
Nordea Bank Finland PLC (New York Branch)	2.720%	11/4/2008	4,000	4,000
Nordea Bank Finland PLC (New York Branch)	3.200%	11/24/2008	10,000	10,000
Nordea Bank Finland PLC (New York Branch)	3.210%	12/19/2008	10,000	10,000
Rabobank Nederland NV (New York Branch)	2.720%	10/3/2008	8,000	8,000
Rabobank Nederland NV (New York Branch)	2.720%	10/7/2008	3,000	3,000
Rabobank Nederland NV (New York Branch)	2.700%	11/6/2008	7,000	7,000
Rabobank Nederland NV (New York Branch)	2.720%	12/8/2008	10,000	10,000
Rabobank Nederland NV (New York Branch)	3.250%	12/22/2008	10,000	10,001
Royal Bank of Canada (New York Branch)	2.710%	11/6/2008	10,000	10,000
Royal Bank of Canada (New York Branch)	2.710%	11/10/2008	5,000	5,000
Royal Bank of Canada (New York Branch)	3.180%	11/24/2008	6,000	6,000
Royal Bank of Canada (New York Branch)	3.180%	11/24/2008	4,000	4,000
Royal Bank of Canada (New York Branch)	2.720%	12/3/2008	7,000	7,000
Royal Bank of Canada (New York Branch)	3.150%	12/22/2008	10,000	10,000
Royal Bank of Scotland PLC (New York Branch)	2.750%	10/9/2008	2,500	2,500
Royal Bank of Scotland PLC (New York Branch)	2.750%	10/14/2008	10,500	10,500
Royal Bank of Scotland PLC (New York Branch)	2.815%	11/24/2008	8,000	8,000
Royal Bank of Scotland PLC (New York Branch)	2.780%	12/9/2008	10,000	10,000
Societe Generale (New York Branch)	2.820%	12/15/2008	3,000	3,000
Societe Generale (New York Branch)	3.700%	12/19/2008	10,000	10,000
Svenska Handelsbanken (New York Branch)	2.750%	12/4/2008	10,000	10,000
Svenska Handelsbanken (New York Branch)	2.730%	12/11/2008	4,000	4,000
Toronto Dominion Bank (New York Branch)	2.700%	11/3/2008	6,000	6,000
Toronto Dominion Bank (New York Branch)	2.710%	11/6/2008	5,000	5,000
Toronto Dominion Bank (New York Branch)	3.000%	12/22/2008	5,000	5,000
Toronto Dominion Bank (New York Branch)	3.000%	12/23/2008	5,000	5,000
Westpac Banking Corp. (New York Branch)	2.760%	11/3/2008	3,000	3,000

				405,708

Total Certificates of Deposit
(Cost $452,708)				452,708

Eurodollar Certificates of Deposit (8.4%)

Australia & New Zealand Banking Group, Ltd.	2.740%	10/16/2008	2,000	1,998
Australia & New Zealand Banking Group, Ltd.	2.760%	10/23/2008	5,000	5,000
Australia & New Zealand Banking Group, Ltd.	2.750%	10/24/2008	2,000	1,997
BNP Paribas	2.820%	12/1/2008	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA	2.800%	11/6/2008	3,000	3,000
Barclays Bank PLC	2.955%	12/8/2008	2,000	2,000
Commonwealth Bank of Australia	2.750%	10/16/2008	1,000	999
Commonwealth Bank of Australia	2.750%	10/24/2008	2,000	1,996
Commonwealth Bank of Australia	2.800%	11/7/2008	10,000	10,000
Commonwealth Bank of Australia	2.630%	11/10/2008	5,000	5,000
Commonwealth Bank of Australia	2.730%	12/15/2008	5,000	5,000
Credit Agricole S.A.	2.820%	12/1/2008	10,000	10,000
HSBC Bank PLC	2.770%	10/16/2008	5,000	5,000
HSBC Bank PLC	2.770%	11/14/2008	3,000	3,000
HSBC Bank PLC	2.790%	11/25/2008	4,000	4,000
HSBC Bank PLC	2.760%	12/5/2008	4,000	4,000
HSBC Bank PLC	2.710%	12/12/2008	5,000	5,000
HSBC Bank PLC	2.720%	12/16/2008	15,000	15,000
ING Bank N.V.	2.790%	10/9/2008	9,000	9,000
ING Bank N.V.	2.660%	11/17/2008	10,000	10,000
KBC Bank N.V.	2.750%	10/17/2008	9,000	9,000
Lloyds TSB Bank PLC	2.720%	11/21/2008	4,000	4,000
Lloyds TSB Bank PLC	2.700%	12/16/2008	10,000	10,000
National Australia Bank Ltd.	2.790%	10/3/2008	5,000	5,000
National Australia Bank Ltd.	2.790%	11/26/2008	8,000	8,000
National Australia Bank Ltd.	2.770%	12/10/2008	5,000	5,000
National Australia Bank Ltd.	2.770%	12/11/2008	1,500	1,500
Royal Bank of Scotland PLC	2.760%	12/16/2008	5,000	5,000
Societe Generale	2.900%	10/9/2008	10,000	10,000

Total Eurodollar Certificates of Deposit
(Cost $164,490)				164,490

Other Notes (3.3%)

Bank of America, NA	2.720%	10/23/2008	10,000	10,000
Bank of America, NA	2.760%	11/4/2008	10,000	10,000
Bank of America, NA	2.730%	12/11/2008	10,000	10,000
Wells Fargo Bank NA	2.620%	12/1/2008	10,000	10,000
Wells Fargo Bank NA	2.640%	11/3/2008	10,000	10,000
Wells Fargo Bank NA	2.500%	10/21/2008	5,000	5,000
Wells Fargo Bank NA	2.620%	11/25/2008	10,000	10,000

Total Other Notes
(Cost $65,000)				65,000

Repurchase Agreements (4.1%)

Bank of America Securities, LLC
(Dated 9/30/2008, Repurchase Value $20,001,000 Collateralized by
Federal Farm Credit Bank, 3.500%-4.875%, 12/6/2010-1/17/2017, Federal Home Bank 5.500%, 8/13/2014,
Federal Home Loan Mortgage Corp. 5.500%, 9/15/2011)	1.750%	10/1/2008	20,000	20,000
Deutsche Bank Securities, Inc.
(Dated 9/30/2008, Repurchase Value $26,258,000 Collateralized by
Federal Home Loan Bank Discount Note, 12/1/2008)	2.000%	10/1/2008	26,257	26,257
RBC Capital Markets Corp.
(Dated 9/30/2008, Repurchase Value $15,001,000 Collateralized by
Federal National Mortgage Assn. 5.000%, 5/11/2017)	1.750%	10/1/2008	15,000	15,000
UBS Securities LLC
(Dated 9/30/2008, Repurchase Value $20,001,000 Collateralized by
Federal Home Loan Mortgage Corp. 4.750%, 1/19/2016)	1.400%	10/1/2008	20,000	20,000

Total Repurchase Agreements
(Cost $81,257)				81,257

Total Investments (99.7%)
(Cost $1,958,771)				1,958,771

Other Assets and Liabilities-Net (0.3%)				6,218

Net Assets (100%)				1,964,989

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	Adjustable-rate note.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2008, the aggregate value of these securities was $155,829,000, representing 7.9% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-- Quoted prices in active markets for identical securities.
Level 2-- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the portfolio's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard VVIF Total Bond Market Index Fund

Schedule of Investments

As of September 30, 2008

Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (71.5%)
U. S. Government Securities (23.9%)
U.S. Treasury Bond	13.250%	5/15/14	170	182
U.S. Treasury Bond	12.500%	8/15/14	275	300
U.S. Treasury Bond	11.250%	2/15/15	6,775	9,828
U.S. Treasury Bond	10.625%	8/15/15	35	50
U.S. Treasury Bond	9.875%	11/15/15	1,450	2,031
U.S. Treasury Bond	9.250%	2/15/16	75	103
U.S. Treasury Bond	7.250%	5/15/16	985	1,219
U.S. Treasury Bond	7.500%	11/15/16	2,200	2,766
U.S. Treasury Bond	8.750%	5/15/17	7,425	10,089
U.S. Treasury Bond	8.875%	8/15/17	6,850	9,387
U.S. Treasury Bond	9.125%	5/15/18	625	883
U.S. Treasury Bond	8.875%	2/15/19	1,835	2,576
U.S. Treasury Bond	8.125%	8/15/19	195	263
U.S. Treasury Bond	8.500%	2/15/20	65	90
U.S. Treasury Bond	8.750%	5/15/20	150	212
U.S. Treasury Bond	8.750%	8/15/20	9,075	12,886
U.S. Treasury Bond	7.875%	2/15/21	2,880	3,872
U.S. Treasury Bond	8.125%	5/15/21	610	838
U.S. Treasury Bond	8.000%	11/15/21	1,195	1,635
U.S. Treasury Bond	7.250%	8/15/22	210	273
U.S. Treasury Bond	7.625%	11/15/22	40	54
U.S. Treasury Bond	7.125%	2/15/23	415	535
U.S. Treasury Bond	6.250%	8/15/23	5,700	6,852
U.S. Treasury Bond	7.625%	2/15/25	1,675	2,310
U.S. Treasury Bond	6.875%	8/15/25	75	97
U.S. Treasury Bond	6.000%	2/15/26	25	30
U.S. Treasury Bond	6.750%	8/15/26	9,955	12,789
U.S. Treasury Bond	6.500%	11/15/26	475	596
U.S. Treasury Bond	6.625%	2/15/27	3,940	5,024
U.S. Treasury Bond	6.375%	8/15/27	110	137
U.S. Treasury Bond	5.500%	8/15/28	320	365
U.S. Treasury Bond	5.250%	11/15/28	1,110	1,229
U.S. Treasury Bond	5.250%	2/15/29	200	222
U.S. Treasury Bond	6.125%	8/15/29	480	591
U.S. Treasury Bond	5.375%	2/15/31	1,375	1,562
U.S. Treasury Bond	4.500%	2/15/36	8,350	8,585
U.S. Treasury Bond	4.750%	2/15/37	2,550	2,732
U.S. Treasury Bond	4.375%	2/15/38	675	684
U.S. Treasury Note	4.000%	9/30/09	5,700	5,820
U.S. Treasury Note	3.625%	10/31/09	600	611
U.S. Treasury Note	3.125%	11/30/09	24,600	24,950
U.S. Treasury Note	3.500%	12/15/09	200	204
U.S. Treasury Note	3.250%	12/31/09	50	51
U.S. Treasury Note	2.125%	1/31/10	12,950	12,999
U.S. Treasury Note	3.500%	2/15/10	1,150	1,177
U.S. Treasury Note	4.750%	2/15/10	6,150	6,395
U.S. Treasury Note	6.500%	2/15/10	12,400	13,190
U.S. Treasury Note	1.750%	3/31/10	10,325	10,301
U.S. Treasury Note	4.000%	4/15/10	2,100	2,168
U.S. Treasury Note	2.625%	5/31/10	3,025	3,060
U.S. Treasury Note	2.875%	6/30/10	13,925	14,164
U.S. Treasury Note	2.750%	7/31/10	1,875	1,905
U.S. Treasury Note	4.125%	8/15/10	5,495	5,725
U.S. Treasury Note	2.375%	8/31/10	2,150	2,168
U.S. Treasury Note	2.000%	9/30/10	7,250	7,250
U.S. Treasury Note	4.500%	11/15/10	50	53
U.S. Treasury Note	4.500%	2/28/11	1,485	1,571
U.S. Treasury Note	4.750%	3/31/11	725	773
U.S. Treasury Note	4.875%	7/31/11	575	617
U.S. Treasury Note	4.625%	8/31/11	900	960
U.S. Treasury Note	4.500%	9/30/11	385	409
U.S. Treasury Note	4.625%	10/31/11	850	907
U.S. Treasury Note	4.625%	12/31/11	50	53
U.S. Treasury Note	4.750%	1/31/12	350	375
U.S. Treasury Note	4.625%	2/29/12	5,025	5,371
U.S. Treasury Note	4.500%	3/31/12	1,000	1,065

	U.S. Treasury Note	4.500%	4/30/12	3,225	3,442
	U.S. Treasury Note	4.750%	5/31/12	4,925	5,298
	U.S. Treasury Note	4.875%	6/30/12	9,650	10,431
	U.S. Treasury Note	4.625%	7/31/12	11,175	11,985
	U.S. Treasury Note	4.125%	8/31/12	1,250	1,318
	U.S. Treasury Note	4.250%	9/30/12	225	238
	U.S. Treasury Note	3.875%	10/31/12	20,475	21,409
	U.S. Treasury Note	3.375%	11/30/12	75	77
	U.S. Treasury Note	3.875%	2/15/13	1,070	1,115
	U.S. Treasury Note	2.750%	2/28/13	3,905	3,887
	U.S. Treasury Note	3.500%	5/31/13	11,650	11,950
	U.S. Treasury Note	3.375%	6/30/13	575	587
	U.S. Treasury Note	3.375%	7/31/13	1,325	1,352
	U.S. Treasury Note	3.125%	8/31/13	3,025	3,051
	U.S. Treasury Note	3.125%	9/30/13	6,650	6,694
	U.S. Treasury Note	4.000%	2/15/14	125	131
	U.S. Treasury Note	4.250%	8/15/14	2,100	2,236
	U.S. Treasury Note	4.250%	11/15/14	125	133
	U.S. Treasury Note	4.000%	2/15/15	50	53
	U.S. Treasury Note	5.125%	5/15/16	6,775	7,459
	U.S. Treasury Note	4.875%	8/15/16	2,575	2,794
	U.S. Treasury Note	4.625%	11/15/16	250	266
	U.S. Treasury Note	4.625%	2/15/17	5,150	5,490
	U.S. Treasury Note	4.500%	5/15/17	4,400	4,637
	U.S. Treasury Note	4.750%	8/15/17	150	161
	U.S. Treasury Note	4.250%	11/15/17	5,425	5,634
	U.S. Treasury Note	4.000%	8/15/18	6,025	6,110
					346,107
Nonconventional Mortgage-Backed Securities (3.0%)
[1,2]	Federal Home Loan Mortgage Corp.	4.377%	1/1/35	26	26
[1,2]	Federal Home Loan Mortgage Corp.	4.383%	12/1/34	397	397
[1,2]	Federal Home Loan Mortgage Corp.	4.586%	9/1/34	195	195
[1,2]	Federal Home Loan Mortgage Corp.	4.595%	11/1/34	380	378
[1,2]	Federal Home Loan Mortgage Corp.	4.596%	4/1/35	461	461
[1,2]	Federal Home Loan Mortgage Corp.	4.634%	12/1/35	531	532
[1,2]	Federal Home Loan Mortgage Corp.	4.654%	7/1/35	321	318
[1,2]	Federal Home Loan Mortgage Corp.	4.681%	12/1/34	179	178
[1,2]	Federal Home Loan Mortgage Corp.	4.796%	7/1/35	734	736
[1,2]	Federal Home Loan Mortgage Corp.	4.811%	3/1/36	447	449
[1,2]	Federal Home Loan Mortgage Corp.	4.992%	5/1/35	414	413
[1,2]	Federal Home Loan Mortgage Corp.	5.270%	3/1/36	456	459
[1,2]	Federal Home Loan Mortgage Corp.	5.290%	12/1/36	133	132
[1,2]	Federal Home Loan Mortgage Corp.	5.293%	3/1/38	450	441
[1,2]	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	300	301
[1,2]	Federal Home Loan Mortgage Corp.	5.422%	3/1/37	353	356
[1,2]	Federal Home Loan Mortgage Corp.	5.435%	4/1/37	571	575
[1,2]	Federal Home Loan Mortgage Corp.	5.487%	2/1/36	374	370
[1,2]	Federal Home Loan Mortgage Corp.	5.549%	7/1/36	261	264
[1,2]	Federal Home Loan Mortgage Corp.	5.574%	5/1/36	394	399
[1,2]	Federal Home Loan Mortgage Corp.	5.605%	4/1/37	411	415
[1,2]	Federal Home Loan Mortgage Corp.	5.677%	12/1/36	570	578
[1,2]	Federal Home Loan Mortgage Corp.	5.693%	3/1/37	806	816
[1,2]	Federal Home Loan Mortgage Corp.	5.710%	9/1/36	1,246	1,254
[1,2]	Federal Home Loan Mortgage Corp.	5.768%	5/1/36	216	218
[1,2]	Federal Home Loan Mortgage Corp.	5.822%	6/1/37	670	674
[1,2]	Federal Home Loan Mortgage Corp.	5.823%	10/1/37	573	580
[1,2]	Federal Home Loan Mortgage Corp.	5.839%	4/1/37	503	511
[1,2]	Federal Home Loan Mortgage Corp.	5.873%	5/1/37	583	584
[1,2]	Federal Home Loan Mortgage Corp.	5.875%	12/1/36	239	241
[1,2]	Federal Home Loan Mortgage Corp.	5.967%	10/1/37	121	122
[1,2]	Federal Home Loan Mortgage Corp.	6.113%	12/1/36	443	446
[1,2]	Federal Home Loan Mortgage Corp.	6.118%	8/1/37	447	455
[1,2]	Federal Home Loan Mortgage Corp.	6.395%	6/1/37	369	378
[1,2]	Federal Home Loan Mortgage Corp.	6.511%	2/1/37	381	389
[1,2]	Federal National Mortgage Assn.	4.136%	5/1/34	213	211
[1,2]	Federal National Mortgage Assn.	4.418%	8/1/35	758	757
[1,2]	Federal National Mortgage Assn.	4.436%	7/1/35	199	199
[1,2]	Federal National Mortgage Assn.	4.542%	4/1/36	553	550

[1,2]	Federal National Mortgage Assn.	4.575%	1/1/35	796	798
[1,2]	Federal National Mortgage Assn.	4.580%	11/1/34	441	433
[1,2]	Federal National Mortgage Assn.	4.629%	8/1/35	977	971
[1,2]	Federal National Mortgage Assn.	4.631%	9/1/34	360	358
[1,2]	Federal National Mortgage Assn.	4.636%	11/1/33	108	108
[1,2]	Federal National Mortgage Assn.	4.675%	10/1/34	195	193
[1,2]	Federal National Mortgage Assn.	4.690%	11/1/34	283	284
[1,2]	Federal National Mortgage Assn.	4.751%	6/1/34	159	159
[1,2]	Federal National Mortgage Assn.	4.752%	9/1/34	84	84
[1,2]	Federal National Mortgage Assn.	4.753%	10/1/34	429	424
[1,2]	Federal National Mortgage Assn.	4.754%	9/1/35	310	311
[1,2]	Federal National Mortgage Assn.	4.774%	4/1/36	795	798
[1,2]	Federal National Mortgage Assn.	4.829%	4/1/37	569	571
[1,2]	Federal National Mortgage Assn.	4.846%	12/1/35	561	559
[1,2]	Federal National Mortgage Assn.	4.851%	11/1/35	685	687
[1,2]	Federal National Mortgage Assn.	4.941%	7/1/35	119	120
[1,2]	Federal National Mortgage Assn.	4.960%	5/1/37	659	659
[1,2]	Federal National Mortgage Assn.	5.019%	12/1/33	147	146
[1,2]	Federal National Mortgage Assn.	5.031%	8/1/37	1,098	1,100
[1,2]	Federal National Mortgage Assn.	5.058%	2/1/36	113	114
[1,2]	Federal National Mortgage Assn.	5.072%	12/1/35	740	744
[1,2]	Federal National Mortgage Assn.	5.104%	1/1/36	364	367
[1,2]	Federal National Mortgage Assn.	5.123%	12/1/35	735	740
[1,2]	Federal National Mortgage Assn.	5.170%	8/1/38	50	49
[1,2]	Federal National Mortgage Assn.	5.186%	3/1/38	440	430
[1,2]	Federal National Mortgage Assn.	5.277%	3/1/37	336	337
[1,2]	Federal National Mortgage Assn.	5.317%	7/1/38	50	49
[1,2]	Federal National Mortgage Assn.	5.322%	12/1/35	367	367
[1,2]	Federal National Mortgage Assn.	5.382%	2/1/36	323	326
[1,2]	Federal National Mortgage Assn.	5.458%	2/1/36	473	478
[1,2]	Federal National Mortgage Assn.	5.466%	5/1/37	296	299
[1,2]	Federal National Mortgage Assn.	5.585%	1/1/37	392	396
[1,2]	Federal National Mortgage Assn.	5.591%	7/1/36	139	141
[1,2]	Federal National Mortgage Assn.	5.621%	5/1/36	212	211
[1,2]	Federal National Mortgage Assn.	5.640%	3/1/37	361	365
[1,2]	Federal National Mortgage Assn.	5.660%	6/1/36	190	193
[1,2]	Federal National Mortgage Assn.	5.671%	6/1/37	201	203
[1,2]	Federal National Mortgage Assn.	5.679%	3/1/37	1,260	1,276
[1,2]	Federal National Mortgage Assn.	5.690%	2/1/37	781	790
[1,2]	Federal National Mortgage Assn.	5.696%	2/1/37	1,111	1,123
[1,2]	Federal National Mortgage Assn.	5.722%	9/1/36	246	249
[1,2]	Federal National Mortgage Assn.	5.734%	3/1/37	1,082	1,096
[1,2]	Federal National Mortgage Assn.	5.740%	12/1/36	1,310	1,328
[1,2]	Federal National Mortgage Assn.	5.759%	4/1/36	365	370
[1,2]	Federal National Mortgage Assn.	5.769%	12/1/37	797	795
[1,2]	Federal National Mortgage Assn.	5.782%	4/1/37	246	250
[1,2]	Federal National Mortgage Assn.	5.787%	4/1/37	443	443
[1,2]	Federal National Mortgage Assn.	5.806%	1/1/36	197	201
[1,2]	Federal National Mortgage Assn.	5.819%	6/1/37	1,347	1,365
[1,2]	Federal National Mortgage Assn.	5.872%	9/1/36	900	914
[1,2]	Federal National Mortgage Assn.	5.964%	11/1/36	794	802
[1,2]	Federal National Mortgage Assn.	6.010%	10/1/37	560	562
[1,2]	Federal National Mortgage Assn.	6.086%	8/1/37	372	379
[1,2]	Federal National Mortgage Assn.	6.120%	6/1/36	83	84
[1,2]	Federal National Mortgage Assn.	6.622%	9/1/37	525	537
					43,894
Agency Bonds and Notes (8.0%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	350	365
[2]	Federal Farm Credit Bank	5.000%	10/23/09	250	255
[2]	Federal Farm Credit Bank	4.750%	5/7/10	2,000	2,051
[2]	Federal Farm Credit Bank	5.250%	9/13/10	150	156
[2]	Federal Farm Credit Bank	3.750%	12/6/10	450	454
[2]	Federal Farm Credit Bank	2.625%	4/21/11	350	343
[2]	Federal Farm Credit Bank	5.375%	7/18/11	550	576
[2]	Federal Farm Credit Bank	3.875%	8/25/11	350	353
[2]	Federal Farm Credit Bank	4.500%	10/17/12	100	102
[2]	Federal Farm Credit Bank	3.875%	10/7/13	150	148

[2]	Federal Farm Credit Bank	4.875%	12/16/15	175	178
[2]	Federal Farm Credit Bank	5.125%	8/25/16	225	231
[2]	Federal Farm Credit Bank	4.875%	1/17/17	250	251
[2]	Federal Farm Credit Bank	5.150%	11/15/19	500	511
[2]	Federal Home Loan Bank	4.500%	10/9/09	5,000	5,082
[2]	Federal Home Loan Bank	5.000%	12/11/09	300	307
[2]	Federal Home Loan Bank	3.750%	1/8/10	25	25
[2]	Federal Home Loan Bank	3.875%	1/15/10	275	278
[2]	Federal Home Loan Bank	2.750%	3/12/10	325	323
[2]	Federal Home Loan Bank	4.375%	3/17/10	3,600	3,665
[2]	Federal Home Loan Bank	4.875%	5/14/10	150	154
[2]	Federal Home Loan Bank	7.625%	5/14/10	1,850	1,981
[2]	Federal Home Loan Bank	3.000%	6/11/10	400	399
[2]	Federal Home Loan Bank	2.750%	6/18/10	350	348
[2]	Federal Home Loan Bank	3.500%	7/16/10	1,325	1,330
[2]	Federal Home Loan Bank	3.375%	10/20/10	650	649
[2]	Federal Home Loan Bank	4.750%	12/10/10	125	129
[2]	Federal Home Loan Bank	3.625%	12/17/10	250	252
[2]	Federal Home Loan Bank	3.125%	6/10/11	375	370
[2]	Federal Home Loan Bank	3.375%	6/24/11	1,500	1,493
[2]	Federal Home Loan Bank	3.625%	7/1/11	525	525
[2]	Federal Home Loan Bank	5.375%	8/19/11	3,125	3,275
[2]	Federal Home Loan Bank	3.750%	9/9/11	125	125
[2]	Federal Home Loan Bank	3.625%	9/16/11	275	275
[2]	Federal Home Loan Bank	4.875%	11/18/11	400	414
[2]	Federal Home Loan Bank	4.625%	10/10/12	250	256
[2]	Federal Home Loan Bank	3.375%	2/27/13	300	292
[2]	Federal Home Loan Bank	3.875%	6/14/13	825	819
[2]	Federal Home Loan Bank	5.125%	8/14/13	1,600	1,663
[2]	Federal Home Loan Bank	4.000%	9/6/13	400	395
[2]	Federal Home Loan Bank	4.500%	9/16/13	1,800	1,822
[2]	Federal Home Loan Bank	3.625%	10/18/13	750	728
[2]	Federal Home Loan Bank	5.500%	8/13/14	1,600	1,685
[2]	Federal Home Loan Bank	5.375%	5/18/16	1,800	1,869
[2]	Federal Home Loan Bank	5.625%	6/13/16	75	73
[2]	Federal Home Loan Bank	5.125%	10/19/16	325	332
[2]	Federal Home Loan Bank	4.750%	12/16/16	2,300	2,297
[2]	Federal Home Loan Bank	4.875%	5/17/17	125	125
[2]	Federal Home Loan Bank	5.000%	11/17/17	125	126
[2]	Federal Home Loan Bank	5.250%	12/11/20	425	433
[2]	Federal Home Loan Bank	5.625%	6/11/21	35	37
[2]	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	550	548
[2]	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	1,225	1,221
[2]	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	1,275	1,278
[2]	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	2,500	2,593
[2]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	125	129
[2]	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	275	275
[2]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	150	155
[2]	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	500	499
[2]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,700	2,877
[2]	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	1,000	1,012
[2]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	4,250	4,452
[2]	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	2,250	2,396
[2]	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,000	2,119
[2]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,106
[2]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	425	429
[2]	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	1,300	1,330
[2]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	281
[2]	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	1,850	1,919
[2]	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	3,500	3,641
[2]	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	2,000	2,082
[2]	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	1,000	1,031
[2]	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,000	1,059
[2]	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	556
[2]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	615	571
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	486
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,867
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	425	495

[2]	Federal National Mortgage Assn.	7.250%	1/15/10	3,010	3,167
[2]	Federal National Mortgage Assn.	3.250%	2/10/10	500	501
[2]	Federal National Mortgage Assn.	3.000%	7/12/10	1,900	1,897
[2]	Federal National Mortgage Assn.	4.250%	8/15/10	1,200	1,225
[2]	Federal National Mortgage Assn.	2.875%	10/12/10	400	398
[2]	Federal National Mortgage Assn.	4.750%	12/15/10	1,075	1,110
[2]	Federal National Mortgage Assn.	6.250%	2/1/11	400	417
[2]	Federal National Mortgage Assn.	5.500%	3/15/11	1,000	1,050
[2]	Federal National Mortgage Assn.	5.125%	4/15/11	925	964
[2]	Federal National Mortgage Assn.	3.375%	5/19/11	1,000	1,000
[2]	Federal National Mortgage Assn.	3.625%	8/15/11	400	402
[2]	Federal National Mortgage Assn.	5.000%	10/15/11	1,025	1,067
[2]	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,562
[2]	Federal National Mortgage Assn.	4.875%	5/18/12	350	363
[2]	Federal National Mortgage Assn.	5.250%	8/1/12	150	150
[2]	Federal National Mortgage Assn.	4.375%	9/15/12	350	357
[2]	Federal National Mortgage Assn.	3.625%	2/12/13	525	519
[2]	Federal National Mortgage Assn.	4.750%	2/21/13	500	516
[2]	Federal National Mortgage Assn.	4.375%	3/15/13	1,850	1,884
[2]	Federal National Mortgage Assn.	4.625%	5/1/13	750	734
[2]	Federal National Mortgage Assn.	4.625%	10/15/13	2,950	3,026
[2]	Federal National Mortgage Assn.	4.125%	4/15/14	1,500	1,499
[2]	Federal National Mortgage Assn.	4.625%	10/15/14	1,000	1,016
[2]	Federal National Mortgage Assn.	4.375%	10/15/15	500	497
[2]	Federal National Mortgage Assn.	5.250%	9/15/16	1,150	1,198
[2]	Federal National Mortgage Assn.	4.875%	12/15/16	1,500	1,521
[2]	Federal National Mortgage Assn.	5.000%	2/13/17	1,925	1,965
[2]	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,038
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	1,925	2,438
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	300	386
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	600	725
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	125	132
	Private Export Funding Corp.	7.200%	1/15/10	400	421
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	150	164
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	50	55
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	325	356
[2]	Tennessee Valley Auth.	5.500%	7/18/17	275	290
[2]	Tennessee Valley Auth.	4.500%	4/1/18	150	146
[2]	Tennessee Valley Auth.	7.125%	5/1/30	1,000	1,258
[2]	Tennessee Valley Auth.	4.650%	6/15/35	175	162
[2]	Tennessee Valley Auth.	5.500%	6/15/38	100	105
[2]	Tennessee Valley Auth.	4.875%	1/15/48	100	96
[2]	Tennessee Valley Auth.	5.375%	4/1/56	50	52
					115,561
Conventional Mortgage-Backed Securities (36.6%)
[1,2]	Federal Home Loan Mortgage Corp.	6.500%	10/1/08–9/1/38	9,236	9,485
[1,2]	Federal Home Loan Mortgage Corp.	5.500%	11/1/08–1/1/38	67,576	67,436
[1,2]	Federal Home Loan Mortgage Corp.	7.000%	11/1/08–9/1/36	2,547	2,670
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	1/1/09–7/1/38	41,028	41,613
[1,2]	Federal Home Loan Mortgage Corp.	4.500%	3/1/09–8/1/35	16,034	15,685
[1,2]	Federal Home Loan Mortgage Corp.	7.500%	10/1/09–12/1/30	241	259
[1,2]	Federal Home Loan Mortgage Corp.	8.000%	10/1/09–7/1/30	194	210
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	7/1/10–9/1/20	3,890	3,734
[1,2]	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–11/1/19	4	4
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	1/1/18–5/1/38	46,321	45,511
[1,2]	Federal Home Loan Mortgage Corp.	8.500%	3/1/23–11/1/30	73	79
[1,2]	Federal Home Loan Mortgage Corp.	9.500%	1/1/25–2/1/25	3	4
[1,2]	Federal Home Loan Mortgage Corp.	9.000%	5/1/27–5/1/30	6	7
[1,2]	Federal National Mortgage Assn.	6.500%	10/1/08–12/1/37	22,588	23,211
[1,2]	Federal National Mortgage Assn.	6.000%	11/1/08–8/1/38	65,023	65,004
[1,2]	Federal National Mortgage Assn.	5.000%	9/1/09–2/1/38	76,098	74,880
[1,2]	Federal National Mortgage Assn.	8.000%	4/1/10–11/1/30	114	122
[1,2]	Federal National Mortgage Assn.	7.000%	11/1/10–11/1/37	5,409	5,654
[1,2]	Federal National Mortgage Assn.	4.000%	12/1/10–6/1/19	1,493	1,446
[1,2]	Federal National Mortgage Assn.	4.500%	9/1/11–10/1/35	21,401	20,334
[1,2]	Federal National Mortgage Assn.	7.500%	11/1/11–7/1/32	305	322
[1,2]	Federal National Mortgage Assn.	5.500%	3/1/17–10/1/38	94,754	92,742
[1,2]	Federal National Mortgage Assn.	9.500%	12/1/18–2/1/25	8	8

[1,2]	Federal National Mortgage Assn.	10.000%	8/1/20–8/1/21	4	4
[1,2]	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
[1,2]	Federal National Mortgage Assn.	9.000%	6/1/22–12/1/24	11	12
[1,2]	Federal National Mortgage Assn.	8.500%	7/1/22–4/1/31	42	47
[1]	Government National Mortgage Assn.	6.000%	3/15/09–9/15/38	17,342	17,588
[1]	Government National Mortgage Assn.	6.500%	7/15/09–12/20/37	6,225	6,377
[1]	Government National Mortgage Assn.	8.500%	7/15/09–7/15/30	40	43
[1]	Government National Mortgage Assn.	7.000%	11/15/11–8/20/36	742	782
[1]	Government National Mortgage Assn.	7.500%	6/15/12–1/15/31	237	253
[1]	Government National Mortgage Assn.	11.500%	2/15/13	2	2
[1]	Government National Mortgage Assn.	9.000%	4/15/16–7/15/30	64	69
[1]	Government National Mortgage Assn.	9.500%	4/15/17–12/15/21	12	13
[1]	Government National Mortgage Assn.	5.000%	3/15/18–5/20/38	10,243	10,069
[1]	Government National Mortgage Assn.	5.500%	6/15/18–8/15/38	22,265	22,283
[1]	Government National Mortgage Assn.	4.500%	8/15/18–8/15/35	707	681
[1]	Government National Mortgage Assn.	10.500%	5/15/19	12	13
[1]	Government National Mortgage Assn.	10.000%	5/15/20	1	1
[1]	Government National Mortgage Assn.	8.000%	2/15/22–12/15/30	141	152
					528,810
Total U.S. Government and Agency Obligations (Cost $1,021,152)					1,034,372
Corporate Bonds (24.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (6.7%)
[1]	BA Covered Bond Issuer	5.500%	6/14/12	1,150	1,165
[1]	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	682	700
[1]	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	140	137
[1]	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	50	47
[1]	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	510	458
[1]	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	250	221
[1]	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	700	614
[1,4]	Banc of America Commercial Mortgage, Inc.	5.120%	10/10/45	700	654
[1]	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	500	445
[1]	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	225	198
[1,4]	Banc of America Commercial Mortgage, Inc.	6.346%	2/10/51	725	647
[1,4]	Bank One Issuance Trust	2.598%	6/15/11	600	600
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,100	2,018
[1,4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	100	83
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	175	157
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/40	1,250	1,177
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	100	94
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	825	711
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	175	158
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	200	194
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.299%	10/12/42	1,000	884
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	275	254
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	1,200	1,031
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	400	343
[1]	Capital Auto Receivables Asset Trust	4.680%	10/15/12	475	463
[1]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	275	267
[1]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	900
[1,4]	Capital One Prime Auto Receivables Trust	2.508%	4/15/11	1,361	1,351
[1]	CDC Commercial Mortgage Trust	5.676%	11/15/30	200	205
[1,4]	Chase Issuance Trust	2.498%	2/15/11	1,500	1,496
[1]	Chase Issuance Trust	4.650%	12/17/12	800	786
[1]	Chase Issuance Trust	4.650%	3/15/15	1,000	953
[1]	Chase Issuance Trust	5.400%	7/15/15	250	238
[1]	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	89

[1,4]	Citigroup Commercial Mortgage Trust	5.915%	3/15/49	1,225	1,092
[1,4]	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	525	456
[1,4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	250	222
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	910	808
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	550	479
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	925	869
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	350	296
[1,3]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	790	770
[1]	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	500	440
[1]	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	150	142
[1,4]	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	750	655
[1]	Countrywide Home Loans	4.813%	5/25/33	165	150
[1]	Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/35	3,181	3,287
[1]	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	210	187
[1]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	850	747
[1]	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	1,000	894
[1,4]	Credit Suisse Mortgage Capital Certificates	5.913%	6/15/39	850	739
[1]	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	450	384
[1,4]	CWCapital Cobalt	6.015%	5/15/46	1,300	1,135
[1]	DaimlerChrysler Auto Trust	4.200%	7/8/10	128	128
[1]	DaimlerChrysler Auto Trust	5.330%	8/8/10	248	248
[1]	DaimlerChrysler Auto Trust	3.700%	6/8/12	500	483
[1,4]	DaimlerChrysler Master Owner Trust	2.513%	12/15/10	800	794
[1]	Discover Card Master Trust	5.650%	12/15/15	600	568
[1,4]	Discover Card Master Trust I	2.508%	5/15/11	5,000	4,986
[1,4]	Discover Card Master Trust I	2.598%	5/15/11	750	748
[1]	Fifth Third Auto Trust	4.070%	1/17/12	1,000	984
[1]	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	2,100	2,049
[1]	Ford Credit Auto Owner Trust	4.370%	10/15/12	450	427
[1]	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	790	782
[1,4]	GE Capital Commercial Mortgage Corp.	5.518%	3/10/44	1,700	1,506
[1]	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	1,350	1,326
[1]	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	150	136
[1]	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	100	97
[1]	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	1,500	1,361
[1,4]	Gracechurch Card Funding PLC	2.498%	11/15/10	2,000	1,995
[1]	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	96
[1]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	674
[1]	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	300	291
[1]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,300	1,149
[1]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	325	285
[1]	GS Mortgage Securities Corp. II	5.506%	4/10/38	375	364
[1,4]	GS Mortgage Securities Corp. II	5.553%	4/10/38	200	179
[1]	GS Mortgage Securities Corp. II	5.396%	8/10/38	350	323
[1]	GS Mortgage Securities Corp. II	5.993%	8/10/45	475	416
[1]	Honda Auto Receivables Owner Trust	5.300%	7/21/10	212	212
[1]	Honda Auto Receivables Owner Trust	5.120%	10/15/10	663	661
[1]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	225	221
[1]	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	93	96
[1]	JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/35	772	762
[1,4]	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	25	20

[1]	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	150	132
[1,4]	JPMorgan Chase Commercial Mortgage Securities	5.552%	6/12/41	450	418
[1]	JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/42	2,000	1,832
[1]	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	760	753
[1]	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	550	501
[1]	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	150	137
[1]	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	1,025	968
[1]	JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/49	650	568
[1]	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	935	809
[1]	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	250	233
[1,4]	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	275	240
[1]	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,700	1,512
[1]	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	50	44
[1]	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	50	49
[1]	LB-UBS Commercial Mortgage Trust	4.885%	9/15/30	1,950	1,898
[1]	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	221
[1]	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	200	192
[1]	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	175	157
[1,4]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	375	337
[1]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	575	481
[1]	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	950	812
[1]	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	100	91
[1,4]	MBNA Credit Card Master Note Trust	2.941%	12/15/11	250	247
[1]	MBNA Master Credit Card Trust	7.000%	2/15/12	1,400	1,419
[1]	Merrill Lynch Mortgage Trust	5.236%	11/12/35	175	162
[1]	Merrill Lynch Mortgage Trust	5.841%	5/12/39	200	180
[1,4]	Merrill Lynch Mortgage Trust	5.291%	1/12/44	350	309
[1,4]	Merrill Lynch Mortgage Trust	6.023%	6/12/50	2,000	1,750
[1]	Merrill Lynch Mortgage Trust	5.690%	2/12/51	350	299
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/46	1,800	1,643
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	965	818
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	275	256
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	350	301
[1]	Morgan Stanley Capital I	4.970%	4/14/40	1,217	1,096
[1]	Morgan Stanley Capital I	4.970%	12/15/41	150	137
[1]	Morgan Stanley Capital I	5.168%	1/14/42	125	112
[1,4]	Morgan Stanley Capital I	5.803%	6/13/42	150	135
[1]	Morgan Stanley Capital I	5.230%	9/15/42	2,625	2,327
[1]	Morgan Stanley Capital I	5.943%	10/15/42	210	191
[1]	Morgan Stanley Capital I	6.457%	1/11/43	475	425
[1,4]	Morgan Stanley Capital I	5.559%	3/12/44	675	602
[1]	Morgan Stanley Capital I	5.809%	12/12/49	425	368
[1]	Morgan Stanley Capital I	5.090%	10/12/52	300	289
[1]	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	2,500	2,574
[1]	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	175	170
[1]	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	200	199
[1]	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	600	604
[1]	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	1,704	1,709
[1]	PSE&G Transition Funding LLC	6.890%	12/15/17	500	524
[1]	Salomon Brothers Mortgage Securities VII	5.513%	9/25/33	515	491
[1]	USAA Auto Owner Trust	4.550%	2/16/10	20	20
[1]	USAA Auto Owner Trust	5.360%	2/15/11	330	330
[1]	USAA Auto Owner Trust	4.710%	2/18/14	350	340
[1]	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	1,323	1,267
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	115	107

[1]	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	100	98
[1]	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	425	382
[1]	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	265	263
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.408%	7/15/41	475	437
[1]	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	400	355
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	250	221
[1]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	154
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	375	339
[1]	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	688
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	1,325	1,186
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	950	842
[1]	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	250	226
[1]	World Omni Auto Receivables Trust	3.940%	10/15/12	500	491
					97,325
Finance (7.1%)
	Banking (3.4%)
	Abbey National PLC	7.950%	10/26/29	275	272
	AmSouth Bank NA	5.200%	4/1/15	150	124
	BAC Capital Trust XI	6.625%	5/23/36	50	38
[3]	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	575	616
[1]	Bank of America Capital Trust XIV	5.630%	12/31/49	75	40
	Bank of America Corp.	4.500%	8/1/10	225	222
	Bank of America Corp.	4.250%	10/1/10	225	218
	Bank of America Corp.	4.375%	12/1/10	75	72
	Bank of America Corp.	6.250%	4/15/12	350	343
	Bank of America Corp.	4.900%	5/1/13	400	375
	Bank of America Corp.	5.375%	6/15/14	120	113
	Bank of America Corp.	5.125%	11/15/14	1,580	1,453
	Bank of America Corp.	5.250%	12/1/15	75	65
	Bank of America Corp.	5.750%	8/15/16	100	91
	Bank of America Corp.	5.625%	10/14/16	100	87
	Bank of America Corp.	5.300%	3/15/17	1,125	974
	Bank of America Corp.	5.420%	3/15/17	175	149
	Bank of America Corp.	5.750%	12/1/17	150	132
	Bank of America Corp.	5.650%	5/1/18	225	194
	Bank of America Corp.	5.625%	3/8/35	550	362
	Bank of New York Mellon	6.375%	4/1/12	100	101
	Bank of New York Mellon	4.950%	11/1/12	300	292
	Bank of New York Mellon	4.500%	4/1/13	50	48
	Bank of New York Mellon	5.125%	8/27/13	25	24
	Bank of New York Mellon	4.950%	3/15/15	200	178
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	175	185
	Bank One Corp.	7.875%	8/1/10	50	51
	Bank One Corp.	5.250%	1/30/13	50	46
	Bank One Corp.	4.900%	4/30/15	100	89
[1]	Barclays Bank PLC	6.278%	12/29/49	80	56
	BB&T Capital Trust II	6.750%	6/7/36	175	124
[1]	BB&T Capital Trust IV	6.820%	6/12/57	25	17
	BB&T Corp.	6.500%	8/1/11	125	124
	BB&T Corp.	4.750%	10/1/12	250	228
	BB&T Corp.	5.200%	12/23/15	125	102
	BB&T Corp.	5.625%	9/15/16	175	148
	BB&T Corp.	4.900%	6/30/17	75	57
	Bear Stearns Co., Inc.	4.550%	6/23/10	425	404
	Bear Stearns Co., Inc.	4.500%	10/28/10	300	297
	Bear Stearns Co., Inc.	5.350%	2/1/12	50	49
	Bear Stearns Co., Inc.	5.700%	11/15/14	225	205
	Bear Stearns Co., Inc.	5.300%	10/30/15	50	45
	Bear Stearns Co., Inc.	5.550%	1/22/17	650	551
	Bear Stearns Co., Inc.	6.400%	10/2/17	350	333
	Bear Stearns Co., Inc.	7.250%	2/1/18	325	324
	Charter One Bank N.A.	5.500%	4/26/11	300	307
[1,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	500	483
[1]	Citigroup Capital XXI	8.300%	12/21/57	450	366
	Citigroup, Inc.	4.625%	8/3/10	125	112
	Citigroup, Inc.	6.500%	1/18/11	550	528
	Citigroup, Inc.	5.125%	2/14/11	50	46
	Citigroup, Inc.	5.100%	9/29/11	675	608

	Citigroup, Inc.	6.000%	2/21/12	175	160
	Citigroup, Inc.	5.250%	2/27/12	225	199
	Citigroup, Inc.	5.500%	8/27/12	50	44
	Citigroup, Inc.	5.625%	8/27/12	325	290
	Citigroup, Inc.	5.300%	10/17/12	650	571
	Citigroup, Inc.	5.500%	4/11/13	600	519
	Citigroup, Inc.	6.500%	8/19/13	625	555
	Citigroup, Inc.	5.000%	9/15/14	900	666
	Citigroup, Inc.	4.875%	5/7/15	75	60
	Citigroup, Inc.	4.700%	5/29/15	50	41
	Citigroup, Inc.	5.300%	1/7/16	225	191
	Citigroup, Inc.	6.000%	8/15/17	425	352
	Citigroup, Inc.	6.125%	11/21/17	225	182
	Citigroup, Inc.	6.625%	6/15/32	100	83
	Citigroup, Inc.	5.875%	2/22/33	375	281
	Citigroup, Inc.	6.000%	10/31/33	200	152
	Citigroup, Inc.	6.125%	8/25/36	100	74
	Citigroup, Inc.	5.875%	5/29/37	275	196
	Citigroup, Inc.	6.875%	3/5/38	450	369
	Colonial Bank NA	6.375%	12/1/15	50	37
	Comerica Bank	5.750%	11/21/16	225	124
	Comerica Bank	5.200%	8/22/17	75	41
[1]	Comerica Capital Trust II	6.576%	2/20/37	150	72
	Compass Bank	6.400%	10/1/17	75	64
	Compass Bank	5.900%	4/1/26	50	36
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	675	661
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	150	148
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	245
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	400	399
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	340	323
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	550	499
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	685	622
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	125	115
[1]	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	225	171
	Deutsche Bank AG London	5.375%	10/12/12	250	241
	Deutsche Bank AG London	4.875%	5/20/13	250	235
	Deutsche Bank AG London	6.000%	9/1/17	550	531
	Deutsche Bank Financial LLC	5.375%	3/2/15	300	281
	Fifth Third Bancorp.	4.200%	2/23/10	100	51
	Fifth Third Bancorp.	6.250%	5/1/13	125	81
	Fifth Third Bancorp.	8.250%	3/1/38	225	171
[1]	Fifth Third Capital Trust IV	6.500%	4/15/67	300	130
	First Tennessee Bank	5.050%	1/15/15	50	33
	FirstStar Bank	7.125%	12/1/09	250	255
	Fleet Capital Trust II	7.920%	12/11/26	400	395
	Golden West Financial Corp.	4.750%	10/1/12	75	60
[3]	HBOS Treasury Services PLC	5.250%	2/21/17	550	469
[3]	HBOS Treasury Services PLC	6.750%	5/21/18	150	122
	HSBC Bank USA	5.625%	8/15/35	250	184
	HSBC Holdings PLC	7.625%	5/17/32	100	96
	HSBC Holdings PLC	7.350%	11/27/32	100	93
	HSBC Holdings PLC	6.500%	5/2/36	500	416
	HSBC Holdings PLC	6.500%	9/15/37	425	353
	HSBC Holdings PLC	6.800%	6/1/38	75	65
	JPM Capital Trust	6.550%	9/29/36	125	95
	JPMorgan Capital Trust	5.875%	3/15/35	200	143
	JPMorgan Chase & Co.	5.600%	6/1/11	450	448
	JPMorgan Chase & Co.	4.850%	6/16/11	375	364
	JPMorgan Chase & Co.	4.500%	1/15/12	300	279
	JPMorgan Chase & Co.	6.625%	3/15/12	100	100
	JPMorgan Chase & Co.	5.375%	10/1/12	675	634
	JPMorgan Chase & Co.	5.750%	1/2/13	725	681
	JPMorgan Chase & Co.	4.750%	5/1/13	375	357
	JPMorgan Chase & Co.	5.375%	1/15/14	25	23
	JPMorgan Chase & Co.	4.875%	3/15/14	230	208
	JPMorgan Chase & Co.	5.125%	9/15/14	410	373
	JPMorgan Chase & Co.	4.750%	3/1/15	25	22
	JPMorgan Chase & Co.	5.250%	5/1/15	650	592

	JPMorgan Chase & Co.	5.150%	10/1/15	150	132
	JPMorgan Chase & Co.	5.875%	6/13/16	25	24
	JPMorgan Chase & Co.	6.125%	6/27/17	75	68
	JPMorgan Chase & Co.	6.000%	10/1/17	75	69
	JPMorgan Chase & Co.	6.000%	1/15/18	75	68
	JPMorgan Chase & Co.	5.850%	8/1/35	150	109
	JPMorgan Chase & Co.	6.400%	5/15/38	300	261
	JPMorgan Chase Capital XXII	6.450%	2/2/37	225	163
	JPMorgan Chase Capital XXV	6.800%	10/1/37	225	172
	KeyBank NA	5.500%	9/17/12	175	143
	KeyBank NA	5.800%	7/1/14	125	93
	KeyBank NA	4.950%	9/15/15	150	101
	KeyBank NA	5.450%	3/3/16	150	98
	KeyCorp	6.500%	5/14/13	150	109
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	168
[1]	Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	118
	Marshall & Ilsley Bank	4.850%	6/16/15	275	204
	MBNA America Bank NA	6.625%	6/15/12	100	97
	MBNA Corp.	6.125%	3/1/13	125	124
	MBNA Corp.	5.000%	6/15/15	50	44
	Mellon Bank NA	4.750%	12/15/14	50	45
	Mellon Funding Corp.	5.000%	12/1/14	300	269
	National City Corp.	4.900%	1/15/15	500	275
[1]	National City Preferred Capital Trust I	12.000%	12/31/49	125	54
[3]	Nationwide Building Society	5.500%	7/18/12	575	592
	NB Capital Trust IV	8.250%	4/15/27	200	182
	North Fork Bancorp., Inc.	5.875%	8/15/12	150	135
[3]	Northern Rock PLC	5.625%	6/22/17	1,150	1,171
	Northern Trust Co.	5.500%	8/15/13	50	51
	PNC Bank NA	4.875%	9/21/17	325	279
	PNC Bank NA	6.000%	12/7/17	100	93
	PNC Bank NA	6.875%	4/1/18	50	49
	PNC Funding Corp.	5.250%	11/15/15	100	88
	PNC Funding Corp.	5.625%	2/1/17	75	67
	Regions Financial Corp.	6.375%	5/15/12	200	176
	Regions Financial Corp.	7.375%	12/10/37	175	112

[1]	Regions Financial Corp.	6.625%	5/15/47	250	131
	Royal Bank of Canada	4.125%	1/26/10	375	371
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	225	216
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	125	111
[1]	Royal Bank of Scotland Group PLC	7.640%	3/31/49	650	520
[1]	Royal Bank of Scotland Group PLC	7.648%	8/29/49	450	342
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	375	384
	Santander Financial Issuances	6.375%	2/15/11	50	51
	Sanwa Bank Ltd.	7.400%	6/15/11	725	773
	Southtrust Corp.	5.800%	6/15/14	50	33
	Sovereign Bancorp, Inc.	4.800%	9/1/10	200	170
	Sovereign Bancorp, Inc.	8.750%	5/30/18	75	49
[1,3]	Standard Chartered PLC	6.409%	12/31/49	150	111
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	445	488
	SunTrust Banks, Inc.	5.250%	11/5/12	100	91
	SunTrust Banks, Inc.	5.000%	9/1/15	100	82
	SunTrust Banks, Inc.	5.200%	1/17/17	100	79
	SunTrust Banks, Inc.	6.000%	9/11/17	50	43
	SunTrust Banks, Inc.	5.450%	12/1/17	300	244
	SunTrust Banks, Inc.	7.250%	3/15/18	75	68
	SunTrust Capital VIII	6.100%	12/15/36	150	73
	Swiss Bank Corp.	7.000%	10/15/15	250	242
	Swiss Bank Corp.	7.375%	6/15/17	100	99
	Synovus Financial Corp.	5.125%	6/15/17	125	86
	UBS AG	5.875%	12/20/17	425	389
	UBS AG	5.750%	4/25/18	375	336
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	156
	Union Bank of California NA	5.950%	5/11/16	100	89
	Union Planters Corp.	7.750%	3/1/11	300	290
	UnionBanCal Corp.	5.250%	12/16/13	50	47
	US Bank NA	4.950%	10/30/14	425	407
[1]	USB Capital IX	6.189%	4/15/49	300	150
	Wachovia Bank NA	4.875%	2/1/15	270	184
	Wachovia Bank NA	6.000%	11/15/17	200	140
	Wachovia Bank NA	5.850%	2/1/37	300	180
	Wachovia Bank NA	6.600%	1/15/38	275	138
[1,4]	Wachovia Capital Trust III	5.800%	3/15/42	300	126
	Wachovia Corp.	4.375%	6/1/10	125	106
	Wachovia Corp.	7.800%	8/18/10	75	63
	Wachovia Corp.	5.300%	10/15/11	175	149
	Wachovia Corp.	5.500%	5/1/13	350	291
	Wachovia Corp.	4.875%	2/15/14	255	168
	Wachovia Corp.	5.625%	10/15/16	125	80
	Wachovia Corp.	5.750%	6/15/17	425	319
	Wachovia Corp.	5.750%	2/1/18	300	240
[3]	Wachovia Corp.	8.000%	12/15/26	600	360
	Wachovia Corp.	5.500%	8/1/35	450	225
	Wells Fargo & Co.	4.200%	1/15/10	710	710
	Wells Fargo & Co.	4.875%	1/12/11	225	221
	Wells Fargo & Co.	5.300%	8/26/11	75	74
	Wells Fargo & Co.	5.250%	10/23/12	200	194

	Wells Fargo & Co.	4.375%	1/31/13	275	259
	Wells Fargo & Co.	4.950%	10/16/13	250	237
	Wells Fargo & Co.	4.625%	4/15/14	75	67
	Wells Fargo & Co.	5.625%	12/11/17	375	345
	Wells Fargo & Co.	5.375%	2/7/35	200	156
	Wells Fargo Bank NA	4.750%	2/9/15	1,150	1,042
	Wells Fargo Bank NA	5.750%	5/16/16	125	117
	Wells Fargo Bank NA	5.950%	8/26/36	150	131
[1]	Wells Fargo Capital XIII	7.700%	12/29/49	150	135
[1]	Wells Fargo Capital XV	9.750%	12/29/49	225	219
	World Savings Bank, FSB	4.125%	12/15/09	75	68
	Zions Bancorp.	5.500%	11/16/15	175	96

	Brokerage (1.0%)
	Ameriprise Financial Inc.	5.350%	11/15/10	150	149
	Ameriprise Financial Inc.	5.650%	11/15/15	125	110
	BlackRock, Inc.	6.250%	9/15/17	100	96
[1]	Goldman Sachs Capital II	5.793%	12/29/49	200	84
	Goldman Sachs Group, Inc.	7.350%	10/1/09	300	285
	Goldman Sachs Group, Inc.	6.875%	1/15/11	150	143
	Goldman Sachs Group, Inc.	6.600%	1/15/12	950	886
	Goldman Sachs Group, Inc.	5.450%	11/1/12	275	245
	Goldman Sachs Group, Inc.	5.250%	4/1/13	150	126
	Goldman Sachs Group, Inc.	4.750%	7/15/13	725	609
	Goldman Sachs Group, Inc.	5.250%	10/15/13	200	168
	Goldman Sachs Group, Inc.	5.150%	1/15/14	135	115
	Goldman Sachs Group, Inc.	5.000%	10/1/14	25	21
	Goldman Sachs Group, Inc.	5.125%	1/15/15	290	242
	Goldman Sachs Group, Inc.	5.350%	1/15/16	525	433
	Goldman Sachs Group, Inc.	5.625%	1/15/17	450	373
	Goldman Sachs Group, Inc.	6.250%	9/1/17	500	415
	Goldman Sachs Group, Inc.	5.950%	1/18/18	825	685
	Goldman Sachs Group, Inc.	6.150%	4/1/18	225	189
	Goldman Sachs Group, Inc.	5.950%	1/15/27	300	210
	Goldman Sachs Group, Inc.	6.125%	2/15/33	125	93
	Goldman Sachs Group, Inc.	6.345%	2/15/34	400	256
	Goldman Sachs Group, Inc.	6.450%	5/1/36	75	52
	Goldman Sachs Group, Inc.	6.750%	10/1/37	850	595
	Janus Capital Group	5.875%	9/15/11	75	72
	Janus Capital Group	6.700%	6/15/17	50	44
	Jefferies Group Inc.	6.450%	6/8/27	375	282
	Jefferies Group Inc.	6.250%	1/15/36	175	125
	Lazard Group	6.850%	6/15/17	325	269
[1,4,5]	Lehman Brothers Capital Trust VII	5.857%	11/29/49	150	—
[5]	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	300	38
[5]	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	150	19
[5]	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	300	38
[5]	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	425	53
[5]	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	50	—
[5]	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	675	—
[5]	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	400	1
[5]	Lehman Brothers Holdings, Inc.	6.000%	5/3/27	175	—

[5]	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	300	39
[5]	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	275	—
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	50	47
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	630	537
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	125	115
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	50	45
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	200	175
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	450	397
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	150	118
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	225	178
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	500	405
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	125	98
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	250	191
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	400	320
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	275	241
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	75	64
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	375	282
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	175	118
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	275	236
	Morgan Stanley Dean Witter	4.000%	1/15/10	600	495
	Morgan Stanley Dean Witter	4.250%	5/15/10	300	244
	Morgan Stanley Dean Witter	5.050%	1/21/11	50	36
	Morgan Stanley Dean Witter	6.750%	4/15/11	500	365
	Morgan Stanley Dean Witter	5.625%	1/9/12	300	204
	Morgan Stanley Dean Witter	6.600%	4/1/12	375	255
	Morgan Stanley Dean Witter	5.750%	8/31/12	100	69
	Morgan Stanley Dean Witter	5.300%	3/1/13	150	95
	Morgan Stanley Dean Witter	4.750%	4/1/14	525	262
	Morgan Stanley Dean Witter	6.000%	4/28/15	300	189
	Morgan Stanley Dean Witter	5.375%	10/15/15	175	114
	Morgan Stanley Dean Witter	5.750%	10/18/16	350	234
	Morgan Stanley Dean Witter	5.450%	1/9/17	575	374
	Morgan Stanley Dean Witter	5.550%	4/27/17	50	31
	Morgan Stanley Dean Witter	5.950%	12/28/17	400	272
	Morgan Stanley Dean Witter	6.625%	4/1/18	425	285
	Morgan Stanley Dean Witter	6.250%	8/9/26	450	274
	Morgan Stanley Dean Witter	7.250%	4/1/32	150	100

	Finance Companies (1.3%)
	Allied Capital Corp.	6.000%	4/1/12	75	70
	American Exoress Co.	7.000%	3/19/18	200	181
	American Express Bank, FSB	5.550%	10/17/12	250	229
	American Express Bank, FSB	5.500%	4/16/13	350	329
	American Express Centurion Bank	5.200%	11/26/10	100	99
	American Express Centurion Bank	6.000%	9/13/17	125	112
	American Express Co.	5.500%	9/12/16	100	84
	American Express Co.	6.150%	8/28/17	150	126
	American Express Co.	8.150%	3/19/38	50	44
[1]	American Express Co.	6.800%	9/1/66	200	176
	American Express Credit Corp.	5.000%	12/2/10	125	122
	American Express Credit Corp.	5.875%	5/2/13	700	642
[3]	American Express Travel	5.250%	11/21/11	25	24

American General Finance Corp.	3.875%	10/1/09	225	160
American General Finance Corp.	4.875%	5/15/10	100	59
American General Finance Corp.	4.875%	7/15/12	25	12
American General Finance Corp.	5.375%	10/1/12	50	21
American General Finance Corp.	5.850%	6/1/13	355	163
American General Finance Corp.	5.750%	9/15/16	425	191
American General Finance Corp.	6.900%	12/15/17	150	63
Block Financial LLC	7.875%	1/15/13	25	27
Capital One Bank	5.750%	9/15/10	175	153
Capital One Capital III	7.686%	8/15/36	125	57
Capital One Capital IV	6.745%	2/17/37	75	38
Capital One Financial Corp.	5.700%	9/15/11	100	85
Capital One Financial Corp.	4.800%	2/21/12	100	90
Capital One Financial Corp.	5.500%	6/1/15	25	22
Capital One Financial Corp.	6.150%	9/1/16	125	97
Capital One Financial Corp.	5.250%	2/21/17	50	41
Capital One Financial Corp.	6.750%	9/15/17	75	68
Capmark Financial Group	5.875%	5/10/12	25	13
Capmark Financial Group	6.300%	5/10/17	125	50
CIT Group Funding Co. of Canada	4.650%	7/1/10	350	231
CIT Group Funding Co. of Canada	5.600%	11/2/11	75	45
CIT Group Funding Co. of Canada	5.200%	6/1/15	125	62
CIT Group, Inc.	4.250%	2/1/10	100	72
CIT Group, Inc.	5.200%	11/3/10	75	46
CIT Group, Inc.	4.750%	12/15/10	25	16
CIT Group, Inc.	5.600%	4/27/11	125	80
CIT Group, Inc.	7.625%	11/30/12	250	149
CIT Group, Inc.	5.400%	3/7/13	50	31
CIT Group, Inc.	5.000%	2/1/15	100	51
CIT Group, Inc.	5.400%	1/30/16	450	225
CIT Group, Inc.	5.850%	9/15/16	100	51
CIT Group, Inc.	5.650%	2/13/17	175	87
CIT Group, Inc.	6.000%	4/1/36	75	31
Countrywide Financial Corp.	6.250%	5/15/16	225	166
Countrywide Home Loan	4.125%	9/15/09	225	202
Countrywide Home Loan	4.000%	3/22/11	250	217
General Electric Capital Corp.	4.125%	9/1/09	225	221
General Electric Capital Corp.	5.250%	10/27/09	50	49
General Electric Capital Corp.	4.250%	9/13/10	175	170
General Electric Capital Corp.	4.875%	10/21/10	500	487
General Electric Capital Corp.	5.000%	12/1/10	75	73
General Electric Capital Corp.	6.125%	2/22/11	390	383
General Electric Capital Corp.	5.500%	4/28/11	100	96
General Electric Capital Corp.	5.875%	2/15/12	575	557
General Electric Capital Corp.	4.375%	3/3/12	100	93
General Electric Capital Corp.	6.000%	6/15/12	250	240
General Electric Capital Corp.	5.250%	10/19/12	500	468
General Electric Capital Corp.	5.450%	1/15/13	75	70
General Electric Capital Corp.	4.800%	5/1/13	425	385
General Electric Capital Corp.	5.500%	6/4/14	400	375
General Electric Capital Corp.	5.650%	6/9/14	125	118
General Electric Capital Corp.	5.625%	9/15/17	500	429

	General Electric Capital Corp.	5.625%	5/1/18	1,275	1,073
	General Electric Capital Corp.	6.750%	3/15/32	1,000	832
	General Electric Capital Corp.	6.150%	8/7/37	300	231
	General Electric Capital Corp.	5.875%	1/14/38	1,475	1,090
[1]	General Electric Capital Corp.	6.375%	11/15/67	650	557
[1]	HSBC Finance Capital Trust IX	5.911%	11/30/35	100	76
	HSBC Finance Corp.	4.125%	11/16/09	75	73
	HSBC Finance Corp.	4.625%	9/15/10	300	290
	HSBC Finance Corp.	5.250%	1/14/11	150	145
	HSBC Finance Corp.	5.700%	6/1/11	375	360
	HSBC Finance Corp.	6.375%	10/15/11	375	360
	HSBC Finance Corp.	7.000%	5/15/12	275	268
	HSBC Finance Corp.	6.375%	11/27/12	75	74
	HSBC Finance Corp.	5.250%	1/15/14	400	372
	HSBC Finance Corp.	5.000%	6/30/15	575	505
	HSBC Finance Corp.	5.500%	1/19/16	150	123
	International Lease Finance Corp.	4.875%	9/1/10	50	39
	International Lease Finance Corp.	5.125%	11/1/10	125	96
	International Lease Finance Corp.	4.950%	2/1/11	450	333
	International Lease Finance Corp.	5.450%	3/24/11	50	37
	International Lease Finance Corp.	5.750%	6/15/11	575	425
	International Lease Finance Corp.	5.300%	5/1/12	75	54
	International Lease Finance Corp.	5.000%	9/15/12	350	234
	International Lease Finance Corp.	6.375%	3/25/13	150	105
	International Lease Finance Corp.	5.625%	9/20/13	75	53
	International Lease Finance Corp.	5.650%	6/1/14	150	100
	iStar Financial Inc.	5.650%	9/15/11	125	64
	iStar Financial Inc.	5.150%	3/1/12	250	127
	iStar Financial Inc.	5.950%	10/15/13	50	26
	iStar Financial Inc.	5.875%	3/15/16	75	44
	iStar Financial Inc.	5.850%	3/15/17	50	29
	SLM Corp.	4.500%	7/26/10	50	40
	SLM Corp.	5.400%	10/25/11	450	337
	SLM Corp.	5.375%	1/15/13	150	108
	SLM Corp.	5.050%	11/14/14	450	292
	SLM Corp.	8.450%	6/15/18	300	209
	SLM Corp.	5.625%	8/1/33	75	46

	Insurance (1.0%)
	ACE Capital Trust II	9.700%	4/1/30	50	48
	ACE INA Holdings, Inc.	5.600%	5/15/15	175	164
	ACE INA Holdings, Inc.	5.700%	2/15/17	100	93
	ACE INA Holdings, Inc.	5.800%	3/15/18	25	23
	Aetna, Inc.	6.000%	6/15/16	75	72
	Aetna, Inc.	6.500%	9/15/18	150	147
	Aetna, Inc.	6.625%	6/15/36	175	157
	Aetna, Inc.	6.750%	12/15/37	175	159
	Allied World Assurance	7.500%	8/1/16	150	136
	Allstate Corp.	5.000%	8/15/14	150	140
	Allstate Corp.	6.125%	12/15/32	100	86
	Allstate Corp.	5.550%	5/9/35	125	99
	Allstate Corp.	5.950%	4/1/36	75	63

[1]	Allstate Corp.	6.125%	5/15/37	75	56
[1]	Allstate Corp.	6.500%	5/15/57	225	148
	Allstate Life Global Funding	5.375%	4/30/13	75	73
	Ambac, Inc.	5.950%	12/5/35	300	108
	Ambac, Inc.	6.150%	2/7/87	25	6
	American General Capital II	8.500%	7/1/30	100	41
	American International Group, Inc.	4.700%	10/1/10	100	66
	American International Group, Inc.	5.375%	10/18/11	75	46
	American International Group, Inc.	4.950%	3/20/12	125	69
	American International Group, Inc.	4.250%	5/15/13	50	26
	American International Group, Inc.	5.050%	10/1/15	225	119
	American International Group, Inc.	5.600%	10/18/16	150	76
	American International Group, Inc.	5.850%	1/16/18	175	89
	American International Group, Inc.	6.250%	5/1/36	175	84
	American International Group, Inc.	6.250%	3/15/37	100	14
[1,3]	American International Group, Inc.	8.175%	5/15/58	525	76
	Aon Capital Trust	8.205%	1/1/27	25	22
	Arch Capital Group Ltd.	7.350%	5/1/34	75	73
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	75	69
	Assurant, Inc.	5.625%	2/15/14	25	23
	Assurant, Inc.	6.750%	2/15/34	50	40
	AXA Financial, Inc.	7.750%	8/1/10	100	102
	AXA SA	8.600%	12/15/30	375	359
	Axis Capital Holdings Ltd.	5.750%	12/1/14	50	46
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	365	368
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	100	101
[3]	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	175	173
[3]	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	125
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50	49
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	269
[3]	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	466
	Chubb Corp.	5.750%	5/15/18	50	45
	Chubb Corp.	6.000%	5/11/37	200	169
	Chubb Corp.	6.500%	5/15/38	75	64
[1]	Chubb Corp.	6.375%	3/29/67	75	59
	CIGNA Corp.	7.875%	5/15/27	50	51
	CIGNA Corp.	6.150%	11/15/36	50	43
	Cincinnati Financial Corp.	6.125%	11/1/34	150	120
	CNA Financial Corp.	6.000%	8/15/11	100	101
	CNA Financial Corp.	5.850%	12/15/14	100	95
	CNA Financial Corp.	6.500%	8/15/16	175	164
	Commerce Group, Inc.	5.950%	12/9/13	50	49
	Coventry Health Care Inc.	6.300%	8/15/14	125	116
[1]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	75	47
	Fund American Cos., Inc.	5.875%	5/15/13	75	59
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	100	87
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	50	43
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	50	45
	Genworth Financial, Inc.	5.750%	6/15/14	50	40
	Genworth Financial, Inc.	6.500%	6/15/34	150	97
[1]	Genworth Financial, Inc.	6.150%	11/15/66	75	34
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	100	93

	Hartford Financial Services Group, Inc.	5.500%	10/15/16	25	22
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	100	85
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	75	67
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	25	22
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	100	76
[1]	Hartford Financial Services Group, Inc.	8.125%	6/15/38	50	41
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	75	58
	Humana Inc.	6.450%	6/1/16	150	136
	Humana Inc.	7.200%	6/15/18	200	188
	Humana Inc.	8.150%	6/15/38	175	167
[1]	ING Capital Funding Trust III	5.775%	12/8/49	300	241
	ING USA Global	4.500%	10/1/10	125	125
	Lincoln National Corp.	6.200%	12/15/11	100	100
	Lincoln National Corp.	5.650%	8/27/12	25	25
	Lincoln National Corp.	6.150%	4/7/36	150	127
[1]	Lincoln National Corp.	7.000%	5/17/66	150	113
[1]	Lincoln National Corp.	6.050%	4/20/67	50	34
	Loews Corp.	6.000%	2/1/35	50	45
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	51
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	175	180
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	200	192
	MetLife, Inc.	5.375%	12/15/12	125	120
	MetLife, Inc.	5.000%	11/24/13	50	46
	MetLife, Inc.	5.000%	6/15/15	125	111
	MetLife, Inc.	6.500%	12/15/32	175	153
	MetLife, Inc.	6.375%	6/15/34	100	86
	MetLife, Inc.	6.400%	12/15/36	150	94
	Principal Financial Group, Inc.	6.050%	10/15/36	100	79
	Principal Life Income Funding	5.125%	3/1/11	125	126
	Principal Life Income Funding	5.300%	12/14/12	125	125
	Principal Life Income Funding	5.300%	4/24/13	150	150
	Principal Life Income Funding	5.100%	4/15/14	100	97
	Progressive Corp.	6.375%	1/15/12	100	103
	Progressive Corp.	6.625%	3/1/29	125	123
[1]	Progressive Corp.	6.700%	6/15/37	125	102
	Protective Life Secured Trust	4.850%	8/16/10	100	102
	Prudential Financial, Inc.	5.800%	6/15/12	125	122
	Prudential Financial, Inc.	5.150%	1/15/13	50	48
	Prudential Financial, Inc.	4.500%	7/15/13	200	184
	Prudential Financial, Inc.	4.750%	4/1/14	75	68
	Prudential Financial, Inc.	5.100%	9/20/14	125	110
	Prudential Financial, Inc.	5.500%	3/15/16	25	23
	Prudential Financial, Inc.	6.100%	6/15/17	25	24
	Prudential Financial, Inc.	6.000%	12/1/17	225	198
	Prudential Financial, Inc.	5.750%	7/15/33	50	41
	Prudential Financial, Inc.	5.400%	6/13/35	100	75
	Prudential Financial, Inc.	5.900%	3/17/36	125	100
	Prudential Financial, Inc.	5.700%	12/14/36	175	136
	Torchmark Corp.	6.375%	6/15/16	100	102
	Travelers Cos. Inc.	5.750%	12/15/17	250	232
[1]	Travelers Cos. Inc.	6.250%	3/15/37	75	55
	Travelers Cos. Inc.	6.250%	6/15/37	200	171

	Travelers Cos., Inc.	6.250%	6/20/16	150	146
	UnitedHealth Group, Inc.	5.250%	3/15/11	150	145
	UnitedHealth Group, Inc.	5.500%	11/15/12	175	165
	UnitedHealth Group, Inc.	4.875%	2/15/13	50	47
	UnitedHealth Group, Inc.	4.875%	4/1/13	50	47
	UnitedHealth Group, Inc.	5.000%	8/15/14	75	69
	UnitedHealth Group, Inc.	4.875%	3/15/15	50	45
	UnitedHealth Group, Inc.	6.000%	6/15/17	75	71
	UnitedHealth Group, Inc.	6.000%	11/15/17	50	46
	UnitedHealth Group, Inc.	6.000%	2/15/18	175	161
	UnitedHealth Group, Inc.	6.500%	6/15/37	50	42
	UnitedHealth Group, Inc.	6.625%	11/15/37	125	104
	UnitedHealth Group, Inc.	6.875%	2/15/38	125	109
	WellPoint Inc.	4.250%	12/15/09	50	50
	WellPoint Inc.	6.375%	1/15/12	100	101
	WellPoint Inc.	6.800%	8/1/12	150	156
	WellPoint Inc.	5.000%	12/15/14	25	23
	WellPoint Inc.	5.250%	1/15/16	50	46
	WellPoint Inc.	5.875%	6/15/17	50	47
	WellPoint Inc.	5.950%	12/15/34	375	309
	WellPoint Inc.	5.850%	1/15/36	175	137
	WellPoint Inc.	6.375%	6/15/37	100	86
	Willis North America Inc.	5.625%	7/15/15	225	207
	XL Capital Ltd.	5.250%	9/15/14	125	110
	XL Capital Ltd.	6.250%	5/15/27	125	96
[1]	XL Capital Ltd.	6.500%	12/15/49	125	76

	Other Finance (0.0%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	225	227
	Orix Corp.	5.480%	11/22/11	125	119
	XTRA Finance Corp.	5.150%	4/1/17	375	364

	Real Estate Investment Trusts (0.4%)
	AMB Property LP	6.300%	6/1/13	50	49
	Arden Realty LP	5.250%	3/1/15	25	22
	AvalonBay Communities, Inc.	5.500%	1/15/12	50	47
	AvalonBay Communities, Inc.	5.750%	9/15/16	50	43
	Boston Properties, Inc.	5.625%	4/15/15	200	188
	Brandywine Operating Partnership	4.500%	11/1/09	100	97
	Brandywine Operating Partnership	5.625%	12/15/10	50	49
	Brandywine Operating Partnership	5.750%	4/1/12	150	140
	Brandywine Operating Partnership	5.400%	11/1/14	50	43
	Camden Property Trust	5.700%	5/15/17	100	85
	Colonial Realty LP	5.500%	10/1/15	200	171
	Developers Diversified Realty Corp.	5.375%	10/15/12	25	23
	Duke Realty LP	5.625%	8/15/11	50	45
	Duke Realty LP	5.950%	2/15/17	125	113
	ERP Operating LP	6.625%	3/15/12	100	98
	ERP Operating LP	5.500%	10/1/12	100	94
	ERP Operating LP	5.250%	9/15/14	50	45
	ERP Operating LP	5.125%	3/15/16	75	61
	ERP Operating LP	5.375%	8/1/16	50	43

	ERP Operating LP	5.750%	6/15/17	25	21
	HCP Inc.	6.700%	1/30/18	50	43
	Health Care Property Investors, Inc.	6.450%	6/25/12	50	48
	Health Care Property Investors, Inc.	5.650%	12/15/13	150	136
	Health Care Property Investors, Inc.	6.300%	9/15/16	100	86
	Health Care REIT, Inc.	6.200%	6/1/16	275	245
	HealthCare Realty Trust	5.125%	4/1/14	75	66
	Hospitality Properties	5.125%	2/15/15	150	116
	HRPT Properties Trust	6.250%	8/15/16	150	131
	Kimco Realty Corp.	5.783%	3/15/16	25	23
	Liberty Property LP	5.125%	3/2/15	250	218
	Liberty Property LP	5.500%	12/15/16	50	42
	National Retail Properties	6.875%	10/15/17	275	248
	Nationwide Health Properties, Inc.	6.250%	2/1/13	125	124
	ProLogis	5.250%	11/15/10	75	71
	ProLogis	5.500%	3/1/13	75	71
	ProLogis	5.625%	11/15/15	75	66
	ProLogis	5.750%	4/1/16	50	44
	ProLogis	5.625%	11/15/16	75	64
	Realty Income Corp.	6.750%	8/15/19	150	138
	Regency Centers LP	6.750%	1/15/12	300	300
	Simon Property Group Inc.	4.875%	8/15/10	75	72
	Simon Property Group Inc.	5.000%	3/1/12	100	94
	Simon Property Group Inc.	5.300%	5/30/13	125	116
	Simon Property Group Inc.	5.750%	12/1/15	525	471
	Simon Property Group Inc.	5.250%	12/1/16	250	214
	Simon Property Group Inc.	5.875%	3/1/17	25	22
	Simon Property Group Inc.	6.125%	5/30/18	225	201
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	100	88
	Vornado Realty	5.600%	2/15/11	175	160
					103,368
Industrial (8.8%)
	Basic Industry (0.7%)
	Agrium Inc.	6.750%	1/15/19	350	347
	Alcan, Inc.	4.875%	9/15/12	125	122
	Alcan, Inc.	4.500%	5/15/13	125	121
	Alcan, Inc.	5.200%	1/15/14	125	120
	Alcan, Inc.	5.000%	6/1/15	25	23
	Alcan, Inc.	6.125%	12/15/33	225	195
	Alcoa, Inc.	7.375%	8/1/10	100	105
	Alcoa, Inc.	5.375%	1/15/13	200	192
	Alcoa, Inc.	6.000%	7/15/13	350	344
	Alcoa, Inc.	5.900%	2/1/27	50	39
[3]	ArcelorMittal	5.375%	6/1/13	350	337
[3]	ArcelorMittal	6.125%	6/1/18	150	138
	Barrick Gold Finance Inc.	6.125%	9/15/13	150	147
	Barrick Gold Finance Inc.	4.875%	11/15/14	75	70
	Barrick North America Finance LLC	6.800%	9/15/18	150	142
	Barrick North America Finance LLC	7.500%	9/15/38	175	167
	BHP Billiton Finance Ltd.	5.125%	3/29/12	25	25
	BHP Billiton Finance Ltd.	5.400%	3/29/17	100	93
	BHP Finance USA	5.250%	12/15/15	50	47

BHP Finance USA Ltd.	8.500%	12/1/12	200	224
BHP Finance USA Ltd.	4.800%	4/15/13	150	148
Celulosa Arauco Constitution SA	8.625%	8/15/10	100	106
Celulosa Arauco Constitution SA	5.625%	4/20/15	250	234
Commercial Metals Co.	6.500%	7/15/17	50	46
Commercial Metals Co.	7.350%	8/15/18	150	144
Dow Chemical Co.	6.000%	10/1/12	375	382
Dow Chemical Co.	5.700%	5/15/18	25	23
Dow Chemical Co.	7.375%	11/1/29	25	24
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	170	176
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	30	30
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	25	25
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	150	142
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	175	173
E.I. du Pont de Nemours & Co.	6.000%	7/15/18	275	266
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	100	99
Falconbridge Ltd.	7.350%	6/5/12	75	76
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	250	244
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	325	318
Inco Ltd.	7.750%	5/15/12	125	133
Inco Ltd.	5.700%	10/15/15	125	116
International Paper Co.	5.850%	10/30/12	49	47
International Paper Co.	5.300%	4/1/15	75	66
International Paper Co.	7.950%	6/15/18	500	495
Lubrizol Corp.	5.500%	10/1/14	250	241
Lubrizol Corp.	6.500%	10/1/34	100	89
Monsanto Co.	7.375%	8/15/12	100	108
Newmont Mining	5.875%	4/1/35	100	79
Noranda, Inc.	7.250%	7/15/12	50	51
Noranda, Inc.	5.500%	6/15/17	200	180
Nucor Corp.	5.000%	6/1/13	50	49
Nucor Corp.	5.750%	12/1/17	25	24
Nucor Corp.	5.850%	6/1/18	150	143
Nucor Corp.	6.400%	12/1/37	75	70
Placer Dome, Inc.	6.450%	10/15/35	75	66
Plum Creek Timber Co.	5.875%	11/15/15	100	92
Potash Corp. of Saskatchewan	7.750%	5/31/11	375	403
PPG Industries, Inc.	5.750%	3/15/13	100	100
PPG Industries, Inc.	6.650%	3/15/18	100	100
Praxair, Inc.	3.950%	6/1/13	200	194
Praxair, Inc.	5.250%	11/15/14	50	50
Praxair, Inc.	5.200%	3/15/17	25	24
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	150	147
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	143
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	72
Rohm & Haas Co.	7.850%	7/15/29	100	101
Southern Copper Corp.	7.500%	7/27/35	150	140
Teck Cominco Ltd.	6.125%	10/1/35	150	122
US Steel Corp.	6.050%	6/1/17	150	125
US Steel Corp.	7.000%	2/1/18	100	91
Vale Overseas Ltd.	6.250%	1/23/17	100	94
Vale Overseas Ltd.	8.250%	1/17/34	50	51

Vale Overseas Ltd.	6.875%	11/21/36	275	239
Weyerhaeuser Co.	6.750%	3/15/12	475	470
Weyerhaeuser Co.	7.375%	3/15/32	50	44

Capital Goods (1.0%)
3M Co.	5.700%	3/15/37	125	126
Bemis Co. Inc.	4.875%	4/1/12	150	149
Boeing Capital Corp.	7.375%	9/27/10	350	372
Boeing Capital Corp.	5.800%	1/15/13	250	258
Boeing Co.	6.625%	2/15/38	150	157
Caterpillar Financial Services Corp.	4.150%	1/15/10	50	50
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	336
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	235
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	229
Caterpillar, Inc.	6.625%	7/15/28	75	74
Caterpillar, Inc.	6.050%	8/15/36	600	514
Caterpillar, Inc.	7.375%	3/1/97	175	184
CRH America Inc.	5.625%	9/30/11	50	49
CRH America Inc.	6.950%	3/15/12	300	300
CRH America Inc.	6.000%	9/30/16	225	197
CRH America Inc.	8.125%	7/15/18	400	392
Deere & Co.	6.950%	4/25/14	175	186
Deere & Co.	7.125%	3/3/31	100	106
Dover Corp.	4.875%	10/15/15	50	48
Dover Corp.	5.450%	3/15/18	200	195
Dover Corp.	6.600%	3/15/38	75	78
Embraer Overseas Ltd.	6.375%	1/24/17	150	142
Emerson Electric Co.	7.125%	8/15/10	50	53
Emerson Electric Co.	4.625%	10/15/12	300	303
Emerson Electric Co.	5.250%	10/15/18	225	216
General Dynamics Corp.	4.250%	5/15/13	225	227
General Electric Co.	5.000%	2/1/13	850	797
General Electric Co.	5.250%	12/6/17	125	110
Hanson PLC	7.875%	9/27/10	75	80
Hanson PLC	5.250%	3/15/13	175	167
Harsco Corp.	5.750%	5/15/18	125	122
Honeywell International, Inc.	6.125%	11/1/11	100	105
Honeywell International, Inc.	5.625%	8/1/12	150	153
Honeywell International, Inc.	4.250%	3/1/13	50	49
Honeywell International, Inc.	5.300%	3/15/17	200	193
Ingersoll-Rand GL Holding Company	6.000%	8/15/13	100	101
Ingersoll-Rand GL Holding Company	6.875%	8/15/18	125	124
John Deere Capital Corp	4.950%	12/17/12	25	25
John Deere Capital Corp.	5.400%	10/17/11	150	151
John Deere Capital Corp.	7.000%	3/15/12	75	79
John Deere Capital Corp.	4.900%	9/9/13	275	268
John Deere Capital Corp.	5.750%	9/10/18	275	253
Joy Global, Inc.	6.000%	11/15/16	50	45
Lafarge SA	6.500%	7/15/16	200	181
Lafarge SA	7.125%	7/15/36	325	278
Lockheed Martin Corp.	4.121%	3/14/13	125	120
Lockheed Martin Corp.	6.150%	9/1/36	375	349

	Martin Marietta Material	6.600%	4/15/18	150	138
	Masco Corp.	5.875%	7/15/12	300	284
	Masco Corp.	4.800%	6/15/15	125	104
	Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	50	51
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	100	108
	Mohawk Industries Inc.	5.750%	1/15/11	225	215
	Mohawk Industries Inc.	6.125%	1/15/16	275	247
	Northrop Grumman Corp.	7.125%	2/15/11	250	265
	Northrop Grumman Corp.	7.750%	2/15/31	100	115
	Raytheon Co.	5.500%	11/15/12	100	103
	Raytheon Co.	5.375%	4/1/13	25	26
	Raytheon Co.	7.200%	8/15/27	25	26
	Republic Services, Inc.	6.086%	3/15/35	75	64
	Roper Industries Inc.	6.625%	8/15/13	250	254
	Textron Financial Corp.	5.125%	11/1/10	375	368
	Textron Financial Corp.	5.400%	4/28/13	150	140
	Textron, Inc.	6.500%	6/1/12	225	233
	TRW, Inc.	7.750%	6/1/29	325	365
	Tyco International Group SA	6.750%	2/15/11	125	127
	Tyco International Group SA	6.375%	10/15/11	200	202
	Tyco International Group SA	6.000%	11/15/13	50	49
[3]	Tyco International Group SA	7.000%	12/15/19	325	317
	United Technologies Corp.	4.375%	5/1/10	50	51
	United Technologies Corp.	6.350%	3/1/11	50	52
	United Technologies Corp.	6.100%	5/15/12	200	207
	United Technologies Corp.	4.875%	5/1/15	125	124
	United Technologies Corp.	5.375%	12/15/17	50	48
	United Technologies Corp.	6.700%	8/1/28	100	104
	United Technologies Corp.	7.500%	9/15/29	125	133
	United Technologies Corp.	5.400%	5/1/35	50	43
	United Technologies Corp.	6.050%	6/1/36	325	303

	Communication (1.9%)
	America Movil SA de C.V.	5.500%	3/1/14	50	47
	America Movil SA de C.V.	5.750%	1/15/15	100	94
	America Movil SA de C.V.	6.375%	3/1/35	175	152
	America Movil SA de C.V.	6.125%	11/15/37	150	127
	AT&T Inc.	4.125%	9/15/09	275	270
	AT&T Inc.	5.300%	11/15/10	50	51
	AT&T Inc.	7.300%	11/15/11	150	158
	AT&T Inc.	5.875%	2/1/12	315	317
	AT&T Inc.	5.875%	8/15/12	135	137
	AT&T Inc.	4.950%	1/15/13	400	386
	AT&T Inc.	5.100%	9/15/14	450	424
	AT&T Inc.	5.625%	6/15/16	400	374
	AT&T Inc.	5.500%	2/1/18	75	67
	AT&T Inc.	5.600%	5/15/18	425	379
	AT&T Inc.	8.000%	11/15/31	875	870
	AT&T Inc.	6.450%	6/15/34	75	66
	AT&T Inc.	6.800%	5/15/36	150	135
	AT&T Inc.	6.500%	9/1/37	275	230
	AT&T Inc.	6.300%	1/15/38	400	331

AT&T Wireless	7.875%	3/1/11	550	582
AT&T Wireless	8.125%	5/1/12	475	516
AT&T Wireless	8.750%	3/1/31	125	140
BellSouth Capital Funding Corp.	7.875%	2/15/30	175	176
BellSouth Corp.	4.750%	11/15/12	125	121
BellSouth Corp.	5.200%	12/15/16	75	69
BellSouth Corp.	6.875%	10/15/31	125	115
BellSouth Corp.	6.550%	6/15/34	225	193
BellSouth Corp.	6.000%	11/15/34	60	49
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	61
British Telecommunications PLC	8.625%	12/15/10	25	26
British Telecommunications PLC	5.950%	1/15/18	300	260
British Telecommunications PLC	9.125%	12/15/30	350	355
CBS Corp.	7.700%	7/30/10	125	127
CBS Corp.	6.625%	5/15/11	125	121
CenturyTel, Inc.	5.000%	2/15/15	50	44
Cingular Wireless LLC	6.500%	12/15/11	100	101
Cingular Wireless LLC	7.125%	12/15/31	225	209
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	300	313
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	154
Comcast Cable Communications, Inc.	6.750%	1/30/11	75	77
Comcast Cable Communications, Inc.	8.875%	5/1/17	500	545
Comcast Corp.	5.850%	1/15/10	800	818
Comcast Corp.	5.500%	3/15/11	50	50
Comcast Corp.	5.900%	3/15/16	100	93
Comcast Corp.	6.300%	11/15/17	50	46
Comcast Corp.	5.875%	2/15/18	325	291
Comcast Corp.	6.500%	11/15/35	400	330
Comcast Corp.	6.450%	3/15/37	125	100
Comcast Corp.	6.950%	8/15/37	500	419
Cox Communications, Inc.	6.750%	3/15/11	250	256
Cox Communications, Inc.	5.450%	12/15/14	500	469
Cox Communications, Inc.	5.500%	10/1/15	125	117
Deutsche Telekom International Finance	8.500%	6/15/10	525	546
Deutsche Telekom International Finance	5.250%	7/22/13	125	120
Deutsche Telekom International Finance	5.750%	3/23/16	400	355
Deutsche Telekom International Finance	8.750%	6/15/30	425	411
Embarq Corp.	7.082%	6/1/16	350	291
Embarq Corp.	7.995%	6/1/36	50	38
France Telecom	7.750%	3/1/11	325	338
France Telecom	8.500%	3/1/31	425	473
Gannett Co., Inc.	6.375%	4/1/12	150	143
Grupo Televisa SA	6.625%	3/18/25	100	90
Koninklijke KPN NV	8.000%	10/1/10	75	80
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	125
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	148
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	143
News America Holdings, Inc.	9.250%	2/1/13	100	107
News America Holdings, Inc.	8.150%	10/17/36	175	183
News America Inc.	5.300%	12/15/14	250	243

News America Inc.	6.200%	12/15/34	400	328
News America Inc.	6.400%	12/15/35	290	246
Omnicom Group Inc.	5.900%	4/15/16	25	24
Pacific Bell	7.125%	3/15/26	50	49
Qwest Communications International Inc.	7.875%	9/1/11	150	144
Qwest Communications International Inc.	8.875%	3/15/12	125	121
Qwest Communications International Inc.	7.500%	10/1/14	200	176
Qwest Communications International Inc.	6.500%	6/1/17	100	81
R.R. Donnelley & Sons Co.	4.950%	5/15/10	75	75
R.R. Donnelley & Sons Co.	5.625%	1/15/12	50	48
R.R. Donnelley & Sons Co.	4.950%	4/1/14	25	22
R.R. Donnelley & Sons Co.	5.500%	5/15/15	50	43
Reed Elsevier Capital	4.625%	6/15/12	25	24
Rogers Communications Inc.	6.375%	3/1/14	300	291
Rogers Communications Inc.	6.800%	8/15/18	425	404
Tele-Communications, Inc.	7.875%	8/1/13	50	53
Telecom Italia Capital	4.875%	10/1/10	100	98
Telecom Italia Capital	6.200%	7/18/11	100	99
Telecom Italia Capital	5.250%	11/15/13	270	242
Telecom Italia Capital	4.950%	9/30/14	150	124
Telecom Italia Capital	5.250%	10/1/15	275	236
Telecom Italia Capital	6.375%	11/15/33	85	63
Telecom Italia Capital	7.200%	7/18/36	100	81
Telecom Italia Capital	7.721%	6/4/38	50	43
Telefonica Emisiones SAU	5.984%	6/20/11	200	203
Telefonica Emisiones SAU	6.421%	6/20/16	450	446
Telefonica Emisiones SAU	7.045%	6/20/36	425	390
Telefonica Europe BV	7.750%	9/15/10	125	129
Telefonica Europe BV	8.250%	9/15/30	200	194
Telefonos de Mexico SA	4.750%	1/27/10	325	324
Telefonos de Mexico SA	5.500%	1/27/15	200	187
Telus Corp.	8.000%	6/1/11	125	135
Thomson Corp.	5.700%	10/1/14	125	124
Thomson Corp.	5.500%	8/15/35	200	155
Time Warner Cable Inc.	5.400%	7/2/12	150	144
Time Warner Cable Inc.	6.200%	7/1/13	150	149
Time Warner Cable Inc.	5.850%	5/1/17	500	455
Time Warner Cable Inc.	6.750%	7/1/18	850	788
Time Warner Cable Inc.	6.550%	5/1/37	125	102
Time Warner Entertainment	8.375%	3/15/23	175	177
Time Warner Entertainment	8.375%	7/15/33	100	100
US Cellular	6.700%	12/15/33	75	59
US West Communications Group	7.500%	6/15/23	100	79
US West Communications Group	6.875%	9/15/33	275	186
Verizon Communications Corp.	5.250%	4/15/13	125	122
Verizon Communications Corp.	5.550%	2/15/16	250	230
Verizon Communications Corp.	5.500%	2/15/18	550	490
Verizon Communications Corp.	6.100%	4/15/18	50	46
Verizon Communications Corp.	6.400%	2/15/38	125	104
Verizon Communications Corp.	6.900%	4/15/38	150	131
Verizon Global Funding Corp.	7.250%	12/1/10	300	312
Verizon Global Funding Corp.	6.875%	6/15/12	900	919

	Verizon Global Funding Corp.	4.375%	6/1/13	25	23
	Verizon Global Funding Corp.	7.750%	12/1/30	125	121
	Verizon Global Funding Corp.	5.850%	9/15/35	425	355
	Verizon New England, Inc.	6.500%	9/15/11	200	199
	Verizon New Jersey, Inc.	5.875%	1/17/12	100	100
	Verizon New York, Inc.	6.875%	4/1/12	75	75
	Verizon Virginia, Inc.	4.625%	3/15/13	100	92
	Vodafone AirTouch PLC	7.750%	2/15/10	50	51
	Vodafone AirTouch PLC	7.875%	2/15/30	50	51
	Vodafone Group PLC	5.350%	2/27/12	100	98
	Vodafone Group PLC	5.000%	12/16/13	75	73
	Vodafone Group PLC	5.375%	1/30/15	500	463
	Vodafone Group PLC	5.000%	9/15/15	50	45
	Vodafone Group PLC	5.750%	3/15/16	100	94
	Vodafone Group PLC	5.625%	2/27/17	250	231
	Vodafone Group PLC	6.150%	2/27/37	75	62
	WPP Finance USA Corp.	5.875%	6/15/14	75	68

	Consumer Cyclical (1.3%)
[3]	Best Buy Co.	6.750%	7/15/13	275	280
	Brinker International Inc.	5.750%	6/1/14	50	45
	Costco Wholesale Corp.	5.300%	3/15/12	25	26
	Costco Wholesale Corp.	5.500%	3/15/17	200	200
	CVS Caremark Corp.	5.750%	8/15/11	25	25
	CVS Caremark Corp.	4.875%	9/15/14	75	70
	CVS Caremark Corp.	6.250%	6/1/27	375	341
[1]	CVS Caremark Corp.	6.302%	6/1/37	125	102
	CVS Corp.	6.125%	8/15/16	25	24
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	25	25
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	175	170
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	600	592
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	400	389
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	625	625
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	300	286
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	100	100
	Darden Restaurants Inc.	5.625%	10/15/12	75	72
	Darden Restaurants Inc.	6.200%	10/15/17	275	230
	Darden Restaurants Inc.	6.800%	10/15/37	100	77
	Federated Retail Holding	5.350%	3/15/12	75	67
	Federated Retail Holding	5.900%	12/1/16	425	353
	Federated Retail Holding	6.375%	3/15/37	75	56
	Home Depot Inc.	4.625%	8/15/10	100	98
	Home Depot Inc.	5.250%	12/16/13	250	236
	Home Depot Inc.	5.400%	3/1/16	175	148
	Home Depot Inc.	5.875%	12/16/36	225	157
	ITT Corp.	7.375%	11/15/15	375	355
	J.C. Penney Co., Inc.	8.000%	3/1/10	150	155
	J.C. Penney Co., Inc.	7.950%	4/1/17	75	71
	J.C. Penney Co., Inc.	6.375%	10/15/36	150	112
	J.C. Penney Co., Inc.	7.400%	4/1/37	200	171
	Johnson Controls, Inc.	5.250%	1/15/11	75	77
	Johnson Controls, Inc.	6.000%	1/15/36	50	43

Kohl's Corp.	6.250%	12/15/17	50	46
Kohl's Corp.	6.000%	1/15/33	100	77
Limited Brands Inc.	6.125%	12/1/12	75	71
Limited Brands Inc.	6.900%	7/15/17	150	125
Limited Brands Inc.	7.600%	7/15/37	75	61
Lowe's Cos., Inc.	5.600%	9/15/12	100	102
Lowe's Cos., Inc.	5.000%	10/15/15	150	143
Lowe's Cos., Inc.	5.400%	10/15/16	150	145
Lowe's Cos., Inc.	6.100%	9/15/17	75	76
Lowe's Cos., Inc.	6.875%	2/15/28	25	25
Lowe's Cos., Inc.	6.500%	3/15/29	200	191
Lowe's Cos., Inc.	5.800%	10/15/36	50	44
Lowe's Cos., Inc.	6.650%	9/15/37	25	24
Macy's Retail Holdings Inc.	5.750%	7/15/14	50	42
Macy's Retail Holdings Inc.	6.650%	7/15/24	75	62
Macy's Retail Holdings Inc.	6.790%	7/15/27	50	40
Macys Retail Holdings Inc.	6.625%	4/1/11	275	270
Macys Retail Holdings Inc.	6.900%	4/1/29	100	78
Marriott International	4.625%	6/15/12	100	92
Marriott International	5.625%	2/15/13	100	94
Marriott International	6.200%	6/15/16	25	22
Marriott International	6.375%	6/15/17	50	45
McDonald's Corp.	5.300%	3/15/17	125	121
McDonald's Corp.	5.800%	10/15/17	175	163
McDonald's Corp.	5.350%	3/1/18	100	96
McDonald's Corp.	6.300%	10/15/37	50	48
MDC Holdings Inc.	5.500%	5/15/13	75	68
Nordstrom, Inc.	6.250%	1/15/18	75	68
Nordstrom, Inc.	7.000%	1/15/38	50	44
Starwood Hotel Resorts	6.250%	2/15/13	100	94
Target Corp.	7.500%	8/15/10	75	80
Target Corp.	5.125%	1/15/13	325	326
Target Corp.	4.000%	6/15/13	175	169
Target Corp.	5.875%	7/15/16	100	98
Target Corp.	5.375%	5/1/17	200	186
Target Corp.	6.000%	1/15/18	400	379
Target Corp.	7.000%	7/15/31	25	25
Target Corp.	6.350%	11/1/32	150	138
Target Corp.	6.500%	10/15/37	150	136
Target Corp.	7.000%	1/15/38	125	118
The Walt Disney Co.	5.700%	7/15/11	325	331
The Walt Disney Co.	6.375%	3/1/12	100	106
The Walt Disney Co.	5.625%	9/15/16	375	379
The Walt Disney Co.	5.875%	12/15/17	175	177
Time Warner, Inc.	6.750%	4/15/11	375	378
Time Warner, Inc.	5.500%	11/15/11	250	243
Time Warner, Inc.	6.875%	5/1/12	50	50
Time Warner, Inc.	5.875%	11/15/16	75	65
Time Warner, Inc.	9.150%	2/1/23	195	196
Time Warner, Inc.	6.625%	5/15/29	175	146
Time Warner, Inc.	7.625%	4/15/31	300	264
Time Warner, Inc.	7.700%	5/1/32	225	195

Time Warner, Inc.	6.500%	11/15/36	175	142
Toll Brothers, Inc.	5.150%	5/15/15	100	79
Toyota Motor Credit Corp.	4.250%	3/15/10	450	456
Toyota Motor Credit Corp.	4.350%	12/15/10	75	76
Toyota Motor Credit Corp.	5.450%	5/18/11	225	233
VF Corp.	5.950%	11/1/17	75	69
VF Corp.	6.450%	11/1/37	50	42
Viacom Inc.	5.750%	4/30/11	75	73
Viacom Inc.	6.250%	4/30/16	50	45
Viacom Inc.	6.125%	10/5/17	75	66
Viacom Inc.	6.875%	4/30/36	250	191
Wal-Mart Stores, Inc.	4.000%	1/15/10	50	50
Wal-Mart Stores, Inc.	4.125%	7/1/10	175	176
Wal-Mart Stores, Inc.	4.750%	8/15/10	50	52
Wal-Mart Stores, Inc.	4.125%	2/15/11	25	25
Wal-Mart Stores, Inc.	4.550%	5/1/13	525	519
Wal-Mart Stores, Inc.	7.250%	6/1/13	100	112
Wal-Mart Stores, Inc.	4.500%	7/1/15	225	219
Wal-Mart Stores, Inc.	5.375%	4/5/17	25	24
Wal-Mart Stores, Inc.	5.800%	2/15/18	250	243
Wal-Mart Stores, Inc.	5.875%	4/5/27	725	688
Wal-Mart Stores, Inc.	7.550%	2/15/30	175	186
Wal-Mart Stores, Inc.	5.250%	9/1/35	150	122
Wal-Mart Stores, Inc.	6.500%	8/15/37	375	353
Wal-Mart Stores, Inc.	6.200%	4/15/38	50	46
Walgreen Co.	4.875%	8/1/13	450	452
Western Union Co.	5.400%	11/17/11	125	126
Western Union Co.	5.930%	10/1/16	125	113
Western Union Co.	6.200%	11/17/36	75	66
Yum! Brands, Inc.	8.875%	4/15/11	125	133
Yum! Brands, Inc.	7.700%	7/1/12	100	105
Yum! Brands, Inc.	6.250%	4/15/16	50	48
Yum! Brands, Inc.	6.250%	3/15/18	50	47
Yum! Brands, Inc.	6.875%	11/15/37	225	202

Consumer Noncyclical (1.9%)
Abbott Laboratories	3.750%	3/15/11	100	101
Abbott Laboratories	5.150%	11/30/12	100	103
Abbott Laboratories	4.350%	3/15/14	225	217
Abbott Laboratories	5.875%	5/15/16	475	476
Abbott Laboratories	5.600%	11/30/17	100	97
Abbott Laboratories	6.150%	11/30/37	150	140
Allergan Inc.	5.750%	4/1/16	25	24
AmerisourceBergen Corp.	5.625%	9/15/12	100	96
AmerisourceBergen Corp.	5.875%	9/15/15	150	135
Amgen Inc.	4.000%	11/18/09	175	176
Amgen Inc.	4.850%	11/18/14	100	95
Amgen Inc.	5.850%	6/1/17	200	193
Amgen Inc.	6.375%	6/1/37	125	115
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	252
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	125	116

	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	75	65
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	150	132
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	50	38
	Anheuser-Busch Cos., Inc.	6.450%	9/1/37	275	214
	Archer-Daniels-Midland Co.	5.450%	3/15/18	75	69
	Archer-Daniels-Midland Co.	7.000%	2/1/31	200	193
	Archer-Daniels-Midland Co.	5.935%	10/1/32	100	86
	Archer-Daniels-Midland Co.	5.375%	9/15/35	275	217
	AstraZeneca PLC	5.400%	9/15/12	425	432
	AstraZeneca PLC	5.400%	6/1/14	75	73
	AstraZeneca PLC	5.900%	9/15/17	375	377
	AstraZeneca PLC	6.450%	9/15/37	450	422
	Baxter Finco, BV	4.750%	10/15/10	175	180
	Baxter International, Inc.	6.250%	12/1/37	150	141
	Biogen Idec Inc.	6.000%	3/1/13	225	224
	Biogen Idec Inc.	6.875%	3/1/18	325	327
	Bottling Group LLC	4.625%	11/15/12	200	200
	Bottling Group LLC	5.000%	11/15/13	75	76
	Bottling Group LLC	5.500%	4/1/16	250	251
	Bristol-Myers Squibb Co.	5.450%	5/1/18	50	48
	Bristol-Myers Squibb Co.	7.150%	6/15/23	300	324
	Bristol-Myers Squibb Co.	5.875%	11/15/36	100	90
	Bristol-Myers Squibb Co.	6.125%	5/1/38	75	70
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	20
	Campbell Soup Co.	6.750%	2/15/11	100	107
	Cardinal Health, Inc.	4.000%	6/15/15	50	43
	Cardinal Health, Inc.	5.850%	12/15/17	75	70
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	100	110
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	100	106
	Clorox Co.	4.200%	1/15/10	175	175
	Clorox Co.	5.000%	1/15/15	50	47
	Coca-Cola Co.	5.350%	11/15/17	325	325
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	450	459
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	50	58
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	200	226
	Coca-Cola HBC Finance BV	5.125%	9/17/13	100	101
	ConAgra Foods, Inc.	7.875%	9/15/10	234	249
	Covidien International	5.450%	10/15/12	125	123
	Covidien International	6.000%	10/15/17	225	211
	Covidien International	6.550%	10/15/37	175	171
	Diageo Capital PLC	5.200%	1/30/13	50	51
	Diageo Capital PLC	5.750%	10/23/17	25	24
	Diageo Finance BV	5.300%	10/28/15	75	74
[3]	Dr. Pepper Snapple Group	6.120%	5/1/13	25	25
[3]	Dr. Pepper Snapple Group	6.820%	5/1/18	100	99
[3]	Dr. Pepper Snapple Group	7.450%	5/1/38	25	25
	Eli Lilly & Co.	6.000%	3/15/12	50	53
	Eli Lilly & Co.	5.200%	3/15/17	150	147
	Eli Lilly & Co.	5.500%	3/15/27	150	137
	Fortune Brands Inc.	5.125%	1/15/11	125	123
	Fortune Brands Inc.	5.375%	1/15/16	400	357
	Fortune Brands Inc.	5.875%	1/15/36	50	40

Genentech Inc.	4.750%	7/15/15	50	47
Genentech Inc.	5.250%	7/15/35	75	64
General Mills, Inc.	6.000%	2/15/12	233	237
General Mills, Inc.	5.650%	9/10/12	100	103
General Mills, Inc.	5.250%	8/15/13	100	99
General Mills, Inc.	5.700%	2/15/17	150	148
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	391
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	361
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	381
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	350	329
Grand Metropolitan Investment Corp.	9.000%	8/15/11	400	439
H.J. Heinz Co.	6.625%	7/15/11	250	261
H.J. Heinz Co.	6.750%	3/15/32	225	209
Hasbro Inc.	6.300%	9/15/17	175	158
Hershey Foods Corp.	5.450%	9/1/16	50	49
Hospira, Inc.	5.900%	6/15/14	75	73
Johnson & Johnson	5.150%	8/15/12	175	186
Johnson & Johnson	3.800%	5/15/13	75	74
Johnson & Johnson	6.950%	9/1/29	25	28
Johnson & Johnson	4.950%	5/15/33	150	129
Johnson & Johnson	5.950%	8/15/37	200	197
Johnson & Johnson	5.850%	7/15/38	75	72
Kellogg Co.	6.600%	4/1/11	220	229
Kellogg Co.	5.125%	12/3/12	375	374
Kellogg Co.	4.250%	3/6/13	100	97
Kimberly-Clark Corp.	4.875%	8/15/15	200	194
Kimberly-Clark Corp.	6.125%	8/1/17	275	271
Kimberly-Clark Corp.	6.250%	7/15/18	50	51
Kraft Foods, Inc.	4.125%	11/12/09	425	416
Kraft Foods, Inc.	5.625%	11/1/11	50	50
Kraft Foods, Inc.	6.250%	6/1/12	100	102
Kraft Foods, Inc.	5.250%	10/1/13	25	24
Kraft Foods, Inc.	6.500%	8/11/17	475	465
Kraft Foods, Inc.	6.125%	8/23/18	75	71
Kraft Foods, Inc.	6.500%	11/1/31	200	177
Kraft Foods, Inc.	7.000%	8/11/37	450	422
Kraft Foods, Inc.	6.875%	1/26/39	75	69
Kroger Co.	6.800%	4/1/11	225	233
Kroger Co.	6.750%	4/15/12	350	355
Kroger Co.	6.200%	6/15/12	250	254
Kroger Co.	5.000%	4/15/13	200	194
Kroger Co.	6.150%	1/15/20	75	72
Kroger Co.	8.000%	9/15/29	125	134
Kroger Co.	7.500%	4/1/31	100	98
Kroger Co.	6.900%	4/15/38	75	74
Laboratory Corp. of America	5.625%	12/15/15	75	70
McKesson Corp.	7.750%	2/1/12	100	107
McKesson Corp.	5.250%	3/1/13	175	173
Medco Health Solutions	7.125%	3/15/18	250	247
Medtronic Inc.	4.375%	9/15/10	75	76
Medtronic Inc.	4.750%	9/15/15	100	95
Merck & Co.	4.375%	2/15/13	100	99

	Merck & Co.	4.750%	3/1/15	200	195
	Merck & Co.	6.400%	3/1/28	50	52
	Merck & Co.	5.950%	12/1/28	75	73
	Merck & Co.	5.750%	11/15/36	150	137
	Molson Coors Capital Finance	4.850%	9/22/10	50	50
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	275	296
	PepsiAmericas Inc.	5.750%	7/31/12	100	101
	PepsiAmericas Inc.	5.000%	5/15/17	100	94
	Pepsico, Inc.	4.650%	2/15/13	175	178
	Pepsico, Inc.	5.000%	6/1/18	150	143
	Pfizer, Inc.	4.500%	2/15/14	250	250
	Pharmacia Corp.	6.600%	12/1/28	75	79
	Philip Morris International Inc	5.650%	5/16/18	325	295
	Philip Morris International Inc.	4.875%	5/16/13	250	240
	Philip Morris International Inc.	6.375%	5/16/38	200	169
	Philips Electronics NV	4.625%	3/11/13	100	98
	Philips Electronics NV	5.750%	3/11/18	200	192
	Philips Electronics NV	6.875%	3/11/38	175	179
	Procter & Gamble Co.	4.950%	8/15/14	50	51
	Procter & Gamble Co.	6.450%	1/15/26	75	79
	Procter & Gamble Co.	5.550%	3/5/37	325	305
[1]	Procter & Gamble Co. ESOP	9.360%	1/1/21	435	542
	Quest Diagnostic, Inc.	5.450%	11/1/15	200	182
	Quest Diagnostic, Inc.	6.950%	7/1/37	75	72
	Reynolds American Inc.	6.500%	7/15/10	75	75
	Reynolds American Inc.	7.250%	6/1/12	225	230
	Reynolds American Inc.	7.250%	6/1/13	150	154
	Reynolds American Inc.	6.750%	6/15/17	150	139
	Reynolds American Inc.	7.250%	6/15/37	125	114
	Safeway, Inc.	6.500%	3/1/11	200	206
	Safeway, Inc.	6.350%	8/15/17	100	98
	Safeway, Inc.	7.250%	2/1/31	50	48
	Schering-Plough Corp.	5.550%	12/1/13	100	100
	Schering-Plough Corp.	6.000%	9/15/17	150	144
	Schering-Plough Corp.	6.750%	12/1/33	175	171
	Schering-Plough Corp.	6.550%	9/15/37	25	23
	Sysco Corp.	4.200%	2/12/13	25	25
	Sysco Corp.	5.250%	2/12/18	100	99
	Sysco Corp.	5.375%	9/21/35	100	89
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	400	354
	Unilever Capital Corp.	7.125%	11/1/10	350	375
	Unilever Capital Corp.	5.900%	11/15/32	50	48
	UST, Inc.	5.750%	3/1/18	75	72
	Whirlpool Corp.	5.500%	3/1/13	325	315
	Wm. Wrigley Jr. Co.	4.300%	7/15/10	125	124
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	125	104
	Wyeth	5.500%	3/15/13	275	270
	Wyeth	5.500%	2/1/14	50	49
	Wyeth	5.500%	2/15/16	200	198
	Wyeth	5.450%	4/1/17	50	49
	Wyeth	6.450%	2/1/24	100	100
	Wyeth	6.500%	2/1/34	100	98

Wyeth	6.000%	2/15/36	125	116
Wyeth	5.950%	4/1/37	525	463

Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	113
Amerada Hess Corp.	6.650%	8/15/11	100	100
Amerada Hess Corp.	7.875%	10/1/29	350	329
Amerada Hess Corp.	7.125%	3/15/33	100	86
Anadarko Finance Co.	6.750%	5/1/11	25	26
Anadarko Petroleum Corp.	5.950%	9/15/16	350	315
Anadarko Petroleum Corp.	6.450%	9/15/36	450	342
Apache Corp.	6.000%	9/15/13	175	175
Apache Corp.	5.625%	1/15/17	100	94
Apache Corp.	6.900%	9/15/18	150	150
Apache Corp.	6.000%	1/15/37	150	123
Baker Hughes, Inc.	6.875%	1/15/29	100	107
Burlington Resources, Inc.	6.680%	2/15/11	50	53
Burlington Resources, Inc.	6.500%	12/1/11	100	107
Burlington Resources, Inc.	7.400%	12/1/31	175	187
Cameron International Corp.	6.375%	7/15/18	100	96
Cameron International Corp.	7.000%	7/15/38	100	86
Canadian Natural Resources	5.450%	10/1/12	50	50
Canadian Natural Resources	5.150%	2/1/13	25	24
Canadian Natural Resources	4.900%	12/1/14	150	136
Canadian Natural Resources	6.000%	8/15/16	125	115
Canadian Natural Resources	5.700%	5/15/17	225	197
Canadian Natural Resources	7.200%	1/15/32	225	206
Canadian Natural Resources	6.450%	6/30/33	125	104
Canadian Natural Resources	6.500%	2/15/37	125	100
Canadian Natural Resources	6.250%	3/15/38	150	113
Canadian Natural Resources	6.750%	2/1/39	25	20
Conoco Funding Co.	6.350%	10/15/11	375	386
Conoco Funding Co.	7.250%	10/15/31	75	78
ConocoPhillips	8.750%	5/25/10	450	483
ConocoPhillips Canada	5.300%	4/15/12	150	152
ConocoPhillips Canada	5.625%	10/15/16	250	247
ConocoPhillips Canada	5.950%	10/15/36	150	142
Devon Energy Corp.	7.950%	4/15/32	300	310
Devon Financing Corp.	6.875%	9/30/11	200	206
Devon Financing Corp.	7.875%	9/30/31	50	51
Diamond Offshore Drilling	4.875%	7/1/15	25	23
Encana Corp.	4.750%	10/15/13	25	23
Encana Corp.	5.900%	12/1/17	225	201
Encana Corp.	6.500%	8/15/34	325	263
Encana Corp.	6.625%	8/15/37	150	116
Encana Holdings Finance Corp.	5.800%	5/1/14	100	93
EOG Resources Inc.	5.875%	9/15/17	225	213
Halliburton Co.	5.500%	10/15/10	150	154
Halliburton Co.	6.700%	9/15/38	250	239
Husky Energy Inc.	6.150%	6/15/19	100	88
Husky Energy Inc.	6.800%	9/15/37	50	43
Kerr McGee Corp.	6.875%	9/15/11	175	183

	Kerr McGee Corp.	6.950%	7/1/24	250	255
	Kerr McGee Corp.	7.875%	9/15/31	50	56
	Marathon Oil Corp.	6.125%	3/15/12	275	280
	Marathon Oil Corp.	5.900%	3/15/18	75	67
	Marathon Oil Corp.	6.600%	10/1/37	500	406
[3]	Nabors Industries Inc.	6.150%	2/15/18	300	276
	Nexen, Inc.	5.050%	11/20/13	50	48
	Nexen, Inc.	5.650%	5/15/17	100	90
	Nexen, Inc.	7.875%	3/15/32	50	49
	Nexen, Inc.	6.400%	5/15/37	300	238
	Norsk Hydro	7.250%	9/23/27	400	437
	Occidental Petroleum	6.750%	1/15/12	250	267
	Ocean Energy, Inc.	7.250%	10/1/11	75	78
	Petro-Canada	7.875%	6/15/26	25	23
	Petro-Canada	7.000%	11/15/28	100	85
	Petro-Canada	5.350%	7/15/33	150	100
	Petro-Canada	5.950%	5/15/35	125	91
	Petro-Canada	6.800%	5/15/38	125	100
	Petro-Canada Financial Partnership	6.050%	5/15/18	425	388
	Questar Market Resources	6.050%	9/1/16	100	95
	Shell International Finance BV	5.625%	6/27/11	225	240
	Suncor Energy, Inc.	6.100%	6/1/18	75	70
	Suncor Energy, Inc.	5.950%	12/1/34	75	63
	Suncor Energy, Inc.	6.500%	6/15/38	275	238
	Sunoco, Inc.	4.875%	10/15/14	50	47
	Sunoco, Inc.	5.750%	1/15/17	50	47
	Talisman Energy, Inc.	5.125%	5/15/15	50	45
	Talisman Energy, Inc.	5.850%	2/1/37	150	117
	Tosco Corp.	8.125%	2/15/30	100	115
	Transocean Inc.	6.000%	3/15/18	75	71
	Transocean Inc.	7.500%	4/15/31	175	175
	Transocean Inc.	6.800%	3/15/38	150	137
	Valero Energy Corp.	6.875%	4/15/12	300	307
	Valero Energy Corp.	7.500%	4/15/32	225	216
	Valero Energy Corp.	6.625%	6/15/37	175	142
	Weatherford International Inc.	5.150%	3/15/13	25	24
	Weatherford International Inc.	6.350%	6/15/17	150	142
	Weatherford International Inc.	6.000%	3/15/18	50	47
	Weatherford International Inc.	6.500%	8/1/36	275	249
	Weatherford International Inc.	6.800%	6/15/37	25	23
	Weatherford International Inc.	7.000%	3/15/38	50	48
	XTO Energy, Inc.	5.900%	8/1/12	50	48
	XTO Energy, Inc.	6.250%	4/15/13	175	179
	XTO Energy, Inc.	5.750%	12/15/13	250	241
	XTO Energy, Inc.	5.000%	1/31/15	50	47
	XTO Energy, Inc.	6.250%	8/1/17	350	341
	XTO Energy, Inc.	6.500%	12/15/18	250	242
	XTO Energy, Inc.	6.750%	8/1/37	275	235

	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	75	74
	Cooper Industries, Inc.	5.250%	11/15/12	100	102

	Cooper Industries, Inc.	5.450%	4/1/15	75	76
	Danaher Corp.	5.625%	1/15/18	75	75
	Eaton Corp.	4.900%	5/15/13	100	98
	Eaton Corp.	5.600%	5/15/18	50	48
	Parker-Hannifin Corp.	5.500%	5/15/18	50	49
	Parker-Hannifin Corp.	6.250%	5/15/38	25	25
	Rockwell Automation	5.650%	12/1/17	25	25
	Rockwell Automation	6.700%	1/15/28	50	51
	Rockwell Automation	6.250%	12/1/37	100	100

	Technology (0.6%)
	Agilent Technologies Inc.	6.500%	11/1/17	225	213
	BMC Software Inc.	7.250%	6/1/18	50	50
	Cisco Systems Inc.	5.250%	2/22/11	700	719
	Cisco Systems Inc.	5.500%	2/22/16	200	193
[3]	Computer Sciences Corp.	6.500%	3/15/18	50	49
[3]	Dell Inc.	4.700%	4/15/13	150	146
[3]	Dell Inc.	5.650%	4/15/18	75	70
[3]	Dell Inc.	6.500%	4/15/38	100	93
	Dun & Bradstreet Corp.	6.000%	4/1/13	150	150
	Electronic Data Systems	7.125%	10/15/09	50	52
	Electronic Data Systems	6.000%	8/1/13	75	75
	Equifax Inc.	6.300%	7/1/17	25	22
	Equifax Inc.	7.000%	7/1/37	50	42
	Fiserv, Inc.	6.125%	11/20/12	275	263
	Fiserv, Inc.	6.800%	11/20/17	150	150
	Harris Corp.	5.000%	10/1/15	125	116
	Hewlett-Packard Co.	6.500%	7/1/12	200	210
	Hewlett-Packard Co.	4.500%	3/1/13	100	96
	Hewlett-Packard Co.	5.500%	3/1/18	75	71
	IBM International Group Capital	5.050%	10/22/12	275	278
	International Business Machines Corp.	5.700%	9/14/17	850	821
	International Business Machines Corp.	6.220%	8/1/27	75	74
	International Business Machines Corp.	6.500%	1/15/28	75	76
	International Business Machines Corp.	5.875%	11/29/32	325	304
	International Business Machines Corp.	7.125%	12/1/96	250	258
	Intuit Inc.	5.400%	3/15/12	50	47
	Intuit Inc.	5.750%	3/15/17	75	67
	Lexmark International Inc.	5.900%	6/1/13	50	49
	Lexmark International Inc.	6.650%	6/1/18	150	144
	Motorola, Inc.	7.625%	11/15/10	19	20
	Motorola, Inc.	8.000%	11/1/11	25	25
	Motorola, Inc.	5.375%	11/15/12	50	46
	Motorola, Inc.	6.000%	11/15/17	50	43
	Motorola, Inc.	7.500%	5/15/25	50	44
	Motorola, Inc.	6.500%	9/1/25	50	39
	Motorola, Inc.	6.500%	11/15/28	50	38
	Motorola, Inc.	6.625%	11/15/37	50	37
	National Semiconductor	6.600%	6/15/17	200	192
	Oracle Corp.	5.000%	1/15/11	100	102
	Oracle Corp.	4.950%	4/15/13	150	150
	Oracle Corp.	5.250%	1/15/16	275	260

	Oracle Corp.	5.750%	4/15/18	300	279
	Oracle Corp.	6.500%	4/15/38	200	179
	Pitney Bowes, Inc.	4.625%	10/1/12	100	100
	Pitney Bowes, Inc.	3.875%	6/15/13	100	96
	Pitney Bowes, Inc.	4.875%	8/15/14	100	96
	Pitney Bowes, Inc.	4.750%	1/15/16	375	355
	Science Applications International Corp.	6.250%	7/1/12	25	26
	Science Applications International Corp.	5.500%	7/1/33	25	20
	Tyco Electronics Group	6.550%	10/1/17	125	120
	Xerox Capital Trust I	8.000%	2/1/27	75	68
	Xerox Corp.	7.125%	6/15/10	200	203
	Xerox Corp.	6.875%	8/15/11	50	50
	Xerox Corp.	7.625%	6/15/13	300	304
	Xerox Corp.	6.400%	3/15/16	100	92
	Xerox Corp.	6.750%	2/1/17	100	96

	Transportation (0.4%)
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	190	199
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	225	231
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	100	97
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	107
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	250	223
	Canadian National Railway Co.	6.375%	10/15/11	100	105
	Canadian National Railway Co.	5.800%	6/1/16	100	98
	Canadian National Railway Co.	6.800%	7/15/18	250	263
	Canadian National Railway Co.	6.200%	6/1/36	75	69
	Canadian Pacific Railway Co.	6.250%	10/15/11	175	179
	Canadian Pacific Railway Co.	5.950%	5/15/37	150	125
	CNF, Inc.	6.700%	5/1/34	100	82
	Continental Airlines, Inc.	6.563%	2/15/12	200	181
[1]	Continental Airlines, Inc.	6.648%	9/15/17	189	172
	CSX Corp.	6.300%	3/15/12	150	151
	CSX Corp.	6.250%	4/1/15	50	48
	CSX Corp.	5.600%	5/1/17	175	153
	CSX Corp.	6.000%	10/1/36	50	38
	CSX Corp.	7.450%	4/1/38	50	46
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	100	88
[1]	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	92	78
	Delta Air Lines, Inc.	7.111%	9/18/11	100	91
[1]	Delta Air Lines, Inc.	6.821%	8/10/22	117	97
	Norfolk Southern Corp.	6.750%	2/15/11	75	77
	Norfolk Southern Corp.	7.700%	5/15/17	450	490
	Norfolk Southern Corp.	5.750%	4/1/18	75	72
	Norfolk Southern Corp.	7.800%	5/15/27	200	216
	Norfolk Southern Corp.	7.900%	5/15/97	50	53
	Ryder System Inc.	5.950%	5/2/11	75	75
	Ryder System Inc.	5.850%	3/1/14	75	72
	Ryder System Inc.	7.200%	9/1/15	100	99
	Ryder System Inc.	5.850%	11/1/16	25	23
	Southwest Airlines Co.	6.500%	3/1/12	250	247

	Southwest Airlines Co.	5.750%	12/15/16	75	69
[1]	Southwest Airlines Co.	6.150%	8/1/22	48	46
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	150	153
	Union Pacific Corp.	5.450%	1/31/13	225	219
	Union Pacific Corp.	5.750%	11/15/17	275	261
	Union Pacific Corp.	5.700%	8/15/18	75	71
	Union Pacific Corp.	7.125%	2/1/28	150	148
	United Parcel Service of America	4.500%	1/15/13	50	50
	United Parcel Service of America	5.500%	1/15/18	75	74
	United Parcel Service of America	6.200%	1/15/38	100	91
					127,310
Utilities (1.9%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	200	179
	Alabama Power Co.	5.500%	10/15/17	225	212
	American Electric Power Co., Inc.	5.375%	3/15/10	150	153
	American Water Capital Corp.	6.085%	10/15/17	200	187
	American Water Capital Corp.	6.593%	10/15/37	150	136
	Arizona Public Service Co.	5.800%	6/30/14	75	71
	Baltimore Gas & Electric Co.	5.900%	10/1/16	100	91
	Carolina Power & Light Co.	5.125%	9/15/13	175	174
	CenterPoint Energy Houston	5.700%	3/15/13	300	292
	CenterPoint Energy Houston	6.950%	3/15/33	50	46
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	75	75
	Commonwealth Edison Co.	6.150%	3/15/12	75	76
	Commonwealth Edison Co.	5.950%	8/15/16	250	235
	Commonwealth Edison Co.	6.150%	9/15/17	325	308
	Commonwealth Edison Co.	6.450%	1/15/38	175	152
	Connecticut Light & Power Co.	6.350%	6/1/36	175	158
	Consolidated Edison Co. of New York	4.875%	2/1/13	75	74
	Consolidated Edison Co. of New York	5.500%	9/15/16	100	95
	Consolidated Edison Co. of New York	5.300%	3/1/35	100	78
	Consolidated Edison Co. of New York	6.200%	6/15/36	75	66
	Consolidated Edison Co. of New York	6.300%	8/15/37	275	247
	Constellation Energy Group, Inc.	7.000%	4/1/12	50	51
	Constellation Energy Group, Inc.	4.550%	6/15/15	475	412
	Constellation Energy Group, Inc.	7.600%	4/1/32	25	24
	Consumers Energy Co.	5.375%	4/15/13	225	226
	Consumers Energy Co.	5.500%	8/15/16	100	95
	Detroit Edison Co.	6.125%	10/1/10	75	77
	Dominion Resources, Inc.	5.150%	7/15/15	600	546
	Dominion Resources, Inc.	6.000%	11/30/17	250	233
	Dominion Resources, Inc.	6.300%	3/15/33	100	86
	Dominion Resources, Inc.	5.950%	6/15/35	225	183
[1]	Dominion Resources, Inc.	6.300%	9/30/66	75	68
	DTE Energy Co.	7.050%	6/1/11	100	102
	Duke Energy Carolinas LLC	6.100%	6/1/37	125	116
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	24
	Duke Energy Corp.	6.250%	1/15/12	300	311
	Duke Energy Corp.	6.000%	12/1/28	100	92
	Duke Energy Indiana Inc.	6.350%	8/15/38	225	212

	El Paso Electric Co.	6.000%	5/15/35	50	42
	Empresa Nacional Electric	8.350%	8/1/13	100	108
	Energy East Corp.	6.750%	6/15/12	150	154
	Energy East Corp.	6.750%	7/15/36	75	67
[3]	Entergy Gulf States, Inc.	6.000%	5/1/18	200	195
	Entergy Louisiana LLC	6.500%	9/1/18	50	48
	Exelon Corp.	4.900%	6/15/15	200	180
	FirstEnergy Corp.	6.450%	11/15/11	175	176
	FirstEnergy Corp.	7.375%	11/15/31	200	181
	Florida Power & Light Co.	5.550%	11/1/17	25	24
	Florida Power & Light Co.	5.625%	4/1/34	25	22
	Florida Power & Light Co.	4.950%	6/1/35	175	127
	Florida Power & Light Co.	5.400%	9/1/35	75	65
	Florida Power & Light Co.	6.200%	6/1/36	50	48
	Florida Power & Light Co.	5.650%	2/1/37	100	89
	Florida Power & Light Co.	5.850%	5/1/37	25	23
	Florida Power & Light Co.	5.950%	2/1/38	75	70
	Florida Power Corp.	5.650%	6/15/18	75	72
	Florida Power Corp.	6.350%	9/15/37	125	123
	Florida Power Corp.	6.400%	6/15/38	100	94
	FPL Group Capital, Inc.	5.625%	9/1/11	50	50
	FPL Group Capital, Inc.	5.350%	6/15/13	125	127
[1]	FPL Group Capital, Inc.	6.350%	10/1/66	75	60
[1]	FPL Group Capital, Inc.	6.650%	6/15/67	75	62
	Illinois Power	6.125%	11/15/17	25	24
	Illinois Power	6.250%	4/1/18	125	118
	Indiana Michigan Power Co.	6.050%	3/15/37	200	173
[1]	Integrys Energy Group	6.110%	12/1/66	150	119
	Jersey Central Power & Light	5.625%	5/1/16	125	117
	Jersey Central Power & Light	5.650%	6/1/17	475	442
	Kansas City Power & Light	6.050%	11/15/35	50	41
	MidAmerican Energy Co.	5.650%	7/15/12	200	201
	MidAmerican Energy Co.	5.125%	1/15/13	150	146
	MidAmerican Energy Co.	5.950%	7/15/17	75	72
	MidAmerican Energy Co.	5.300%	3/15/18	50	46
	MidAmerican Energy Co.	6.750%	12/30/31	125	124
	MidAmerican Energy Co.	5.750%	11/1/35	250	218
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	125	116
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	550	448
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	75	62
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	100	89
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	100	100
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	175	170
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	250	239
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	200	186
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	175	187
	NiSource Finance Corp.	7.875%	11/15/10	100	102

NiSource Finance Corp.	5.250%	9/15/17	150	125
Northern States Power Co.	5.250%	3/1/18	150	141
Northern States Power Co.	6.250%	6/1/36	50	46
Northern States Power Co.	6.200%	7/1/37	50	46
NStar Electric Co.	4.875%	4/15/14	50	48
NStar Electric Co.	5.625%	11/15/17	150	147
Ohio Edison	6.400%	7/15/16	175	173
Ohio Power Co.	5.750%	9/1/13	200	196
Ohio Power Co.	6.000%	6/1/16	75	70
Oncor Electric Delivery Co.	6.375%	5/1/12	250	240
Oncor Electric Delivery Co.	6.375%	1/15/15	125	124
Oncor Electric Delivery Co.	7.250%	1/15/33	125	116
Pacific Gas & Electric Co.	4.200%	3/1/11	50	48
Pacific Gas & Electric Co.	4.800%	3/1/14	375	361
Pacific Gas & Electric Co.	5.625%	11/30/17	150	145
Pacific Gas & Electric Co.	6.050%	3/1/34	300	266
PacifiCorp	7.700%	11/15/31	100	110
PacifiCorp	5.250%	6/15/35	100	81
PECO Energy Co.	5.350%	3/1/18	50	46
Pennsylvania Electric Co.	6.050%	9/1/17	75	69
Pepco Holdings, Inc.	6.450%	8/15/12	225	228
Pepco Holdings, Inc.	7.450%	8/15/32	50	48
Potomac Electric Power	6.500%	11/15/37	100	99
PPL Energy Supply LLC	6.400%	11/1/11	50	51
PPL Energy Supply LLC	6.300%	7/15/13	75	74
PPL Energy Supply LLC	6.200%	5/15/16	50	47
PPL Energy Supply LLC	6.500%	5/1/18	50	48
PPL Energy Supply LLC	6.000%	12/15/36	150	120
Progress Energy, Inc.	7.100%	3/1/11	305	311
Progress Energy, Inc.	6.850%	4/15/12	25	26
Progress Energy, Inc.	7.000%	10/30/31	325	320
PSE&G Power LLC	6.950%	6/1/12	450	466
PSE&G Power LLC	5.000%	4/1/14	75	68
PSE&G Power LLC	5.500%	12/1/15	75	69
PSE&G Power LLC	8.625%	4/15/31	100	115
PSI Energy Inc.	5.000%	9/15/13	125	123
Public Service Co. of Colorado	7.875%	10/1/12	125	137
Public Service Co. of Colorado	6.250%	9/1/37	25	23
Public Service Co. of Oklahoma	6.625%	11/15/37	200	185
Public Service Electric & Gas	5.800%	5/1/37	75	69
Puget Sound Energy Inc.	5.483%	6/1/35	25	18
Puget Sound Energy Inc.	6.274%	3/15/37	125	102
SCANA Corp.	6.875%	5/15/11	225	228
Sierra Pacific Power Co.	6.000%	5/15/16	75	71
Sierra Pacific Power Co.	6.750%	7/1/37	150	135
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	100
Southern California Edison Co.	5.000%	1/15/14	200	199
Southern California Edison Co.	4.650%	4/1/15	75	73
Southern California Edison Co.	5.000%	1/15/16	50	48
Southern California Edison Co.	6.650%	4/1/29	75	74
Southern California Edison Co.	5.750%	4/1/35	75	70
Southern California Edison Co.	5.350%	7/15/35	100	88

	Southern California Edison Co.	5.950%	2/1/38	125	119
	Southern Power Co.	6.250%	7/15/12	100	102
	Southern Power Co.	4.875%	7/15/15	200	184
	Southwestern Electric Power	6.450%	1/15/19	100	97
	Tampa Electric Co.	6.550%	5/15/36	100	93
	Toledo Edison Co.	6.150%	5/15/37	100	80
	TransAlta Corp.	6.650%	5/15/18	50	48
	Union Electric Co.	5.400%	2/1/16	100	92
	Virginia Electric & Power Co.	6.000%	1/15/36	125	109
	Virginia Electric & Power Co.	6.000%	5/15/37	100	87
	Virginia Electric & Power Co.	6.350%	11/30/37	50	46
	Wisconsin Electric Power Co.	5.700%	12/1/36	300	257
[1]	Wisconsin Energy Corp.	6.250%	5/15/67	425	349
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	97
	Xcel Energy, Inc.	5.613%	4/1/17	78	74
	Xcel Energy, Inc.	6.500%	7/1/36	100	91

	Natural Gas (0.5%)
	AGL Capital Corp.	7.125%	1/14/11	50	51
	Atmos Energy Corp.	4.000%	10/15/09	125	124
	Atmos Energy Corp.	4.950%	10/15/14	50	46
	Boardwalk Pipelines LLC	5.500%	2/1/17	100	92
	CenterPoint Energy Resources	6.150%	5/1/16	75	70
	Consolidated Natural Gas	5.000%	12/1/14	300	286
	Duke Capital Corp.	5.500%	3/1/14	125	118
	Duke Capital Corp.	6.750%	2/15/32	50	43
	El Paso Natural Gas Co.	5.950%	4/15/17	75	69
	Enbridge Energy Partners	6.500%	4/15/18	75	69
	Enbridge Energy Partners	7.500%	4/15/38	150	138
	Energy Transfer Partners LP	5.650%	8/1/12	100	96
	Energy Transfer Partners LP	5.950%	2/1/15	75	69
	Energy Transfer Partners LP	6.125%	2/15/17	50	46
	Energy Transfer Partners LP	6.625%	10/15/36	150	128
[5]	Enron Corp.	9.125%	4/1/03	500	10
[5]	Enron Corp.	7.125%	5/15/07	150	3
[5]	Enron Corp.	6.875%	10/15/07	500	10
	Enterprise Products Operating LP	4.950%	6/1/10	100	100
	Enterprise Products Operating LP	5.650%	4/1/13	250	243
	Enterprise Products Operating LP	5.600%	10/15/14	100	93
	Enterprise Products Operating LP	6.300%	9/15/17	150	139
	Enterprise Products Operating LP	6.500%	1/31/19	50	46
	Enterprise Products Operating LP	6.875%	3/1/33	50	44
	Equitable Resources Inc.	6.500%	4/1/18	350	328
[5]	HNG Internorth	9.625%	3/15/06	500	10
	KeySpan Corp.	8.000%	11/15/30	75	75
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	50	50
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	125	120
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	50	48
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	50	45
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	226
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	37
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	75	64

	Magellan Midstream Partners, LP	5.650%	10/15/16	75	71
	National Grid PLC	6.300%	8/1/16	325	320
	NuStar Energy LP	7.650%	4/15/18	125	119
	ONEOK Inc.	5.200%	6/15/15	75	68
	ONEOK Inc.	6.000%	6/15/35	75	60
	ONEOK Partners, LP	5.900%	4/1/12	100	100
	ONEOK Partners, LP	6.150%	10/1/16	150	139
	ONEOK Partners, LP	6.650%	10/1/36	325	288
	ONEOK Partners, LP	6.850%	10/15/37	150	136
	Panhandle Eastern Pipeline	6.200%	11/1/17	250	221
	Plains All American Pipeline LP	6.500%	5/1/18	25	23
	San Diego Gas & Electric	5.350%	5/15/35	25	21
	Sempra Energy	7.950%	3/1/10	100	103
[3]	Southern Natural Gas	5.900%	4/1/17	300	265
	Spectra Energy Corp.	6.200%	4/15/18	50	45
	Teppco Partners, LP	5.900%	4/15/13	50	49
	Teppco Partners, LP	6.650%	4/15/18	50	49
	Teppco Partners, LP	7.550%	4/15/38	75	66
	Texas Gas Transmission	4.600%	6/1/15	100	90
	Trans-Canada Pipelines	6.500%	8/15/18	150	146
	Trans-Canada Pipelines	5.600%	3/31/34	150	123
	Trans-Canada Pipelines	5.850%	3/15/36	300	252
	Trans-Canada Pipelines	6.200%	10/15/37	25	22
[1]	Trans-Canada Pipelines	6.350%	5/15/67	275	220
	Williams Cos., Inc.	7.125%	9/1/11	125	124
	Williams Cos., Inc.	7.625%	7/15/19	250	249
	Williams Cos., Inc.	7.500%	1/15/31	250	230
	Williams Cos., Inc.	7.750%	6/15/31	75	70
					26,871
Total Corporate Bonds (Cost $395,110)					354,874
Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)
	Asian Development Bank	4.500%	9/4/12	125	129
	Asian Development Bank	3.625%	9/5/13	350	351
	Asian Development Bank	5.593%	7/16/18	275	299
	China Development Bank	4.750%	10/8/14	100	97
	China Development Bank	5.000%	10/15/15	100	93
	Corp. Andina de Fomento	5.200%	5/21/13	125	126
	Corp. Andina de Fomento	5.750%	1/12/17	325	303
	Development Bank of Japan	4.250%	6/9/15	50	50
	Eksportfinans	5.500%	5/25/16	350	368
	Eksportfinans	5.500%	6/26/17	125	131
	European Investment Bank	5.000%	2/8/10	25	26
	European Investment Bank	4.000%	3/3/10	675	691
	European Investment Bank	4.625%	9/15/10	50	52
	European Investment Bank	3.250%	2/15/11	825	837
	European Investment Bank	2.625%	5/16/11	100	100
	European Investment Bank	5.250%	6/15/11	650	684
	European Investment Bank	3.125%	7/15/11	375	378
	European Investment Bank	4.625%	3/21/12	250	261
	European Investment Bank	2.875%	3/15/13	225	221
	European Investment Bank	3.250%	5/15/13	300	298
	European Investment Bank	4.250%	7/15/13	1,175	1,212

	European Investment Bank	4.625%	5/15/14	175	180
	European Investment Bank	4.875%	2/16/16	425	443
	European Investment Bank	5.125%	9/13/16	450	479
	European Investment Bank	4.875%	1/17/17	150	157
	European Investment Bank	5.125%	5/30/17	675	717
	Export-Import Bank of Korea	4.625%	3/16/10	100	99
	Export-Import Bank of Korea	5.500%	10/17/12	125	125
	Federation of Malaysia	7.500%	7/15/11	75	80
	Federative Republic of Brazil	9.250%	10/22/10	100	108
	Federative Republic of Brazil	11.000%	1/11/12	100	120
	Federative Republic of Brazil	7.875%	3/7/15	175	187
	Federative Republic of Brazil	6.000%	1/17/17	400	386
[1]	Federative Republic of Brazil	8.000%	1/15/18	600	643
	Federative Republic of Brazil	8.875%	4/15/24	125	150
	Federative Republic of Brazil	8.750%	2/4/25	300	354
	Federative Republic of Brazil	10.125%	5/15/27	325	429
	Federative Republic of Brazil	8.250%	1/20/34	400	448
	Federative Republic of Brazil	7.125%	1/20/37	225	232
	Federative Republic of Brazil	11.000%	8/17/40	700	875
	Inter-American Development Bank	8.500%	3/15/11	130	145
	Inter-American Development Bank	4.250%	9/10/18	1,050	1,038
	Inter-American Development Bank	7.000%	6/15/25	100	126
	International Bank for Reconstruction & Development	3.125%	11/15/11	200	200
	Japan Bank International	4.750%	5/25/11	175	182
	Japan Bank International	4.250%	6/18/13	625	642
	Japan Finance Corp.	5.875%	3/14/11	100	106
	Japan Finance Corp.	4.625%	4/21/15	100	102
	Japan Finance Corp.	5.000%	5/16/17	100	104
	KFW International Finance Inc.	4.875%	10/19/09	250	251
	KFW International Finance Inc.	3.250%	10/14/11	375	378
	Korea Development Bank	4.625%	9/16/10	100	99
	Korea Development Bank	5.300%	1/17/13	125	118
	Korea Development Bank	5.750%	9/10/13	250	242
	Korea Electric Power	7.750%	4/1/13	175	187
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	275	286
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	1,350	1,365
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	150	152
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	50	52
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	1,675	1,668
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	200	200
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,225	1,240
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	675	709
	Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	75	76
	Landwirtschaftliche Rentenbank	3.625%	10/20/09	375	375
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	150	158
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	147
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	100	103
	Mass Transit Railway Corp.	7.500%	11/8/10	100	109
	Nordic Investment Bank	3.875%	6/15/10	250	252
	Oesterreichische Kontrollbank	3.125%	10/14/11	150	152

	Oesterreichische Kontrollbank	5.000%	4/25/17	600	624
[3]	Pemex Project Funding Master Trust	5.750%	3/1/18	600	572
	Pemex Project Funding Master Trust	6.625%	6/15/35	125	115
[3]	Pemex Project Funding Master Trust	6.625%	6/15/35	350	323
[3]	Pemex Project Funding Master Trust	6.625%	6/15/38	150	143
	People's Republic of China	4.750%	10/29/13	50	50
	Petrobras International Finance	6.125%	10/6/16	350	325
	Petrobras International Finance	5.875%	3/1/18	25	23
	Petrobras International Finance	8.375%	12/10/18	100	109
	Province of Manitoba	7.500%	2/22/10	300	316
	Province of Nova Scotia	5.750%	2/27/12	50	54
	Province of Ontario	3.125%	9/8/10	475	478
	Province of Ontario	2.750%	2/22/11	75	75
	Province of Ontario	3.375%	5/20/11	50	51
	Province of Ontario	5.000%	10/18/11	625	654
	Province of Ontario	3.500%	7/15/13	200	198
	Province of Ontario	4.750%	1/19/16	100	102
	Province of Ontario	5.450%	4/27/16	500	534
	Province of Quebec	6.125%	1/22/11	75	80
	Province of Quebec	5.125%	11/14/16	325	337
	Province of Quebec	4.625%	5/14/18	25	25
	Province of Quebec	7.500%	9/15/29	325	420
	Quebec Hydro Electric	6.300%	5/11/11	75	81
	Quebec Hydro Electric	8.000%	2/1/13	500	583
	Quebec Hydro Electric	8.400%	1/15/22	275	359
	Quebec Hydro Electric	8.050%	7/7/24	200	261
	Republic of Chile	7.125%	1/11/12	150	164
	Republic of Chile	5.500%	1/15/13	175	184
	Republic of Hungary	4.750%	2/3/15	250	246
	Republic of Italy	6.000%	2/22/11	650	688
	Republic of Italy	3.500%	7/15/11	475	482
	Republic of Italy	5.625%	6/15/12	775	833
	Republic of Italy	4.750%	1/25/16	500	509
	Republic of Italy	5.250%	9/20/16	300	316
	Republic of Italy	5.375%	6/15/33	175	184
	Republic of Korea	4.250%	6/1/13	350	335
	Republic of Korea	5.625%	11/3/25	100	89
	Republic of Peru	9.875%	2/6/15	150	171
	Republic of Peru	7.350%	7/21/25	150	167
[1]	Republic of Peru	6.550%	3/14/37	200	200
	Republic of Poland	6.250%	7/3/12	250	266
	Republic of Poland	5.250%	1/15/14	200	206
	Republic of South Africa	7.375%	4/25/12	500	507
	State of Israel	4.625%	6/15/13	75	76
	State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	175	180
	Swedish Export Credit Corp.	4.000%	6/15/10	150	151
	Swedish Export Credit Corp.	4.500%	9/27/10	75	78
	Swedish Export Credit Corp.	5.125%	3/1/17	350	362
	United Mexican States	8.375%	1/14/11	1,500	1,612
	United Mexican States	6.375%	1/16/13	74	76
	United Mexican States	5.875%	1/15/14	250	249
	United Mexican States	6.625%	3/3/15	10	10

	United Mexican States	11.375%	9/15/16	100	134
	United Mexican States	5.625%	1/15/17	550	537
	United Mexican States	8.300%	8/15/31	250	296
	United Mexican States	6.750%	9/27/34	908	911
	United Mexican States	6.050%	1/11/40	100	90
Total Sovereign Bonds (Cost $41,050)					41,084
Taxable Municipal Bonds (0.2%)
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	125	132
	Connecticut GO	5.850%	3/15/32	200	206
	Illinois (Taxable Pension) GO	4.950%	6/1/23	550	524
	Illinois (Taxable Pension) GO	5.100%	6/1/33	1,100	1,033
	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	175	173
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	225	256
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	5	5
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	70	67
	Oregon (Taxable Pension) GO	5.762%	6/1/23	50	50
	Oregon (Taxable Pension) GO	5.892%	6/1/27	75	77
	Oregon School Board Assn.	4.759%	6/30/28	75	67
	Oregon School Board Assn.	5.528%	6/30/28	50	49
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	125	110
	Wisconsin Public Service Rev.	4.800%	5/1/13	75	75
	Wisconsin Public Service Rev.	5.700%	5/1/26	75	72
Total Taxable Municipal Bonds (Cost $2,933)					2,896
Money Market Fund (0.8%)
[6]	Vanguard Market Liquidity Fund (Cost $11,093)	2.296%		11,092,805	11,093
Total Investments (99.9%) (Cost $1,471,338)					1,444,319
Other Assets and Liabilities-Net (0.1%)					1,869
Net Assets (100%)					1,446,188

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $10,076,000, representing 0.7% of net assets.
4	Adjustable-rate security.
5	Non-income-producing security--security in default.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $1,471,338,000. Net unrealized depreciation of investment securities for tax purposes was $27,019,000, consisting of unrealized gains of $17,857,000 on securities that had risen in value since their purchase and $44,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The portfolio has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer [1]	($000)	(Paid)	(Paid)	($000)
9/17/2013	BZW	3,005	3.528%	(2.816%)[2]	(69)

1 BZW-Barclays Capital Inc.

2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	11,093
Level 2- Other significant observable inputs	1,433,226
Level 3- Significant unobservable inputs
Total	1,444,319
Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of December 31, 2007	-
Transfers in and/or out of Level 3	17
Change in Unrealized Appreciation (Depreciation)	(17)
Balance as of September 30, 2008	-

Vanguard Variable Insurance Fund-Short-Term Investment-Grade Portfolio
Schedule of Investments
September 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (17.1%)

U.S. Government Securities (13.4%)
U.S. Treasury Note	3.625%	6/15/2010	1,850	1,907
U.S. Treasury Note	3.875%	7/15/2010	2,600	2,694
U.S. Treasury Note	4.125%	8/15/2010	2,400	2,501
U.S. Treasury Note	3.875%	9/15/2010	750	779
U.S. Treasury Note	4.500%	2/28/2011	5,000	5,290
1 U.S. Treasury Note	4.750%	3/31/2011	15,000	15,984
U.S. Treasury Note	5.125%	6/30/2011	3,350	3,613
U.S. Treasury Note	4.625%	8/31/2011	4,750	5,068
U.S. Treasury Note	4.500%	9/30/2011	23,050	24,512
U.S. Treasury Note	4.875%	6/30/2012	900	973
U.S. Treasury Note	4.625%	7/31/2012	1,200	1,287
U.S. Treasury Note	2.875%	1/31/2013	1,800	1,807

				66,415

Mortgage-Backed Securities (3.7%)
Conventional Mortgage-Backed Securities (1.9%)
2,3 Federal Home Loan Mortgage Corp.	5.000%	10/1/2038	2,500	2,435
2,3 Federal Home Loan Mortgage Corp.	5.500%	10/1/2038	2,000	1,989
2,3 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	197	201
2,3 Federal National Mortgage Assn.	5.000%	10/1/2038	2,500	2,438
2,3 Federal National Mortgage Assn.	5.500%	10/1/2038	2,000	1,993
2,3 Federal National Mortgage Assn.	6.000%	12/1/2016	234	239
2,3 Federal National Mortgage Assn.	6.500%	9/1/2016	251	260
2,3 Federal National Mortgage Assn.	7.000%	4/1/2013	19	19
Nonconventional Mortgage-Backed Securities (1.8%)
2,3 Federal Home Loan Mortgage Corp.	4.295%	6/1/2033	135	134
2,3 Federal Home Loan Mortgage Corp.	4.358%	6/1/2033	451	453
2,3 Federal Home Loan Mortgage Corp.	4.485%	5/1/2033	148	149
2,3 Federal Home Loan Mortgage Corp.	4.511%	5/1/2033	100	99
2,3 Federal Home Loan Mortgage Corp.	4.546%	7/1/2033	553	548
2,3 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	272	274
2,3 Federal Home Loan Mortgage Corp.	5.015%	8/1/2033	117	118
2,3 Federal Home Loan Mortgage Corp.	5.378%	8/1/2032	25	26
2,3 Federal Home Loan Mortgage Corp.	5.500%	12/15/2027	113	115
2,3 Federal Home Loan Mortgage Corp.	5.563%	8/1/2033	99	99
2,3 Federal Home Loan Mortgage Corp.	5.861%	8/1/2037	873	885
2,3 Federal Home Loan Mortgage Corp.	6.322%	9/1/2032	36	36
2,3 Federal Home Loan Mortgage Corp.	6.461%	2/1/2033	69	70
2,3 Federal Home Loan Mortgage Corp.	6.611%	1/1/2033	54	55
2,3 Federal Home Loan Mortgage Corp.	6.774%	9/1/2032	35	36
2,3 Federal Home Loan Mortgage Corp.	7.143%	10/1/2032	34	35
2,3 Federal Home Loan Mortgage Corp.	7.217%	9/1/2032	55	56
2,3 Federal National Mortgage Assn.	3.000%	8/25/2032	10	10
2,3 Federal National Mortgage Assn.	3.735%	6/1/2033	266	265
2,3 Federal National Mortgage Assn.	4.140%	5/1/2033	255	255
2,3 Federal National Mortgage Assn.	4.351%	7/1/2033	176	175
2,3 Federal National Mortgage Assn.	4.429%	5/1/2033	532	528
2,3 Federal National Mortgage Assn.	4.432%	5/1/2033	382	378
2,3 Federal National Mortgage Assn.	4.535%	4/1/2033	117	118
2,3 Federal National Mortgage Assn.	4.551%	4/1/2033	367	369
2,3 Federal National Mortgage Assn.	4.610%	10/1/2033	149	151
2,3 Federal National Mortgage Assn.	4.664%	5/1/2033	66	66
2,3 Federal National Mortgage Assn.	4.848%	7/1/2033	710	701
2,3 Federal National Mortgage Assn.	4.871%	7/1/2033	333	342
2,3 Federal National Mortgage Assn.	4.980%	8/1/2033	141	141
2,3 Federal National Mortgage Assn.	5.017%	8/1/2033	38	38
2,3 Federal National Mortgage Assn.	5.060%	7/1/2032	20	20
2,3 Federal National Mortgage Assn.	5.131%	9/1/2033	344	349
2,3 Federal National Mortgage Assn.	5.203%	9/1/2032	13	13
2,3 Federal National Mortgage Assn.	5.219%	8/1/2033	244	243
2,3 Federal National Mortgage Assn.	5.273%	9/1/2033	593	601
2,3 Federal National Mortgage Assn.	5.387%	8/1/2033	139	139
2,3 Federal National Mortgage Assn.	5.395%	8/1/2033	159	159
2,3 Federal National Mortgage Assn.	5.406%	8/1/2033	281	282
2,3 Federal National Mortgage Assn.	5.479%	8/1/2037	171	172
2,3 Federal National Mortgage Assn.	5.500%	8/25/2027	161	164
2,3 Federal National Mortgage Assn.	5.591%	2/1/2037	165	166
2,3 Federal National Mortgage Assn.	6.110%	9/1/2032	15	15
2,3 Federal National Mortgage Assn.	6.150%	12/1/2032	37	37

				18,659

Total U.S. Government and Agency Obligations
(Cost $83,726)				85,074

Corporate Bonds (77.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (23.3%)
3,4 American Express Credit Account Master Trust	2.518%	12/15/2013	500	472
3,4 American Express Issuance Trust	2.518%	8/15/2011	500	480
5 BA Covered Bond Issuer	5.500%	6/14/2012	800	811
3,4,5 BMW Floorplan Master Owner Trust	2.497%	9/17/2011	2,500	2,351
3 BMW Vehicle Lease Trust	4.590%	8/15/2013	700	688
3 Banc of America Commercial Mortgage, Inc.	5.334%	9/10/2045	330	319
3 Banc of America Funding Corp.	5.589%	9/20/2046	1,456	1,056
3 Banc of America Mortgage Securities	7.054%	9/25/2032	6	5
3 Banc of America Mortgage Securities	5.147%	5/25/2033	115	103
3 Banc of America Mortgage Securities	3.551%	2/25/2034	216	192
3 Banc of America Securities Auto Trust	5.180%	6/18/2010	673	674
3,4 Bank of America Credit Card Trust	2.508%	6/17/2013	400	381
3,4 Bank of America Credit Card Trust	3.188%	12/15/2014	1,600	1,545
3 Bank of America Credit Card Trust	4.720%	5/15/2013	1,600	1,566
3 Bear Stearns Adjustable Rate Mortgage Trust	5.788%	10/25/2036	1,506	1,097
3 Bear Stearns Adjustable Rate Mortgage Trust	5.474%	5/25/2047	1,359	1,008
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/2041	1,100	1,051
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	239	236
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/2045	250	234
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/2050	1,000	931
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	930	861
3 CNH Equipment Trust	5.200%	8/16/2010	224	225
3 CNH Equipment Trust	4.120%	5/15/2012	500	482
3,4,5 CNH Wholesale Master Note Trust	2.548%	7/15/2012	650	643
3 Cabela's Master Credit Card Trust	4.310%	12/16/2013	1,400	1,336
3 Capital Auto Receivables Asset Trust	4.980%	5/15/2011	332	329
3 Capital Auto Receivables Asset Trust	5.000%	12/15/2011	360	357
3 Capital One Auto Finance Trust	5.250%	8/15/2011	706	693
3,4 Capital One Multi-Asset Execution Trust	2.487%	2/15/2013	550	534
3 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	880	843
3 Capital One Multi-Asset Execution Trust	4.850%	2/18/2014	2,400	2,305
3 Capital One Multi-Asset Execution Trust	5.050%	2/15/2016	1,200	1,130
3 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	267	267
3,4 Chase Issuance Trust	2.527%	10/15/2012	600	578
3 Chase Issuance Trust	4.960%	9/17/2012	460	455
3 Chase Issuance Trust	4.650%	12/17/2012	100	98
3 Chase Issuance Trust	4.650%	3/15/2015	4,000	3,813
3 Chase Issuance Trust	5.400%	7/15/2015	2,000	1,902
3 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	470	470
3 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	365	362
3,4 Citibank Credit Card Issuance Trust	4.388%	5/22/2017	500	480
3,4 Citibank Credit Card Issuance Trust	4.562%	5/20/2020	1,500	1,396
3 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	825	819
3 Citibank Credit Card Issuance Trust	5.500%	6/22/2012	1,100	1,111
3 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	1,000	983
3 Citibank Credit Card Issuance Trust	4.850%	4/22/2015	5,275	4,936
3 Citibank Credit Card Issuance Trust	5.650%	9/20/2019	600	568
3 Citigroup Commercial Mortgage Trust	5.888%	12/10/2049	1,000	940
3 Citigroup Mortgage Loan Trust, Inc.	5.913%	7/25/2037	839	695
3 Citigroup Mortgage Loan Trust, Inc.	4.663%	3/25/2034	179	159
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/2044	330	308
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	1,325	1,244
3 Commercial Mortgage Pass-Through Certificates	5.811%	12/10/2049	400	379
3 Countrywide Home Loans	4.813%	5/25/2033	121	110
3 Countrywide Home Loans	4.904%	11/19/2033	169	142
3 Countrywide Home Loans	5.341%	3/20/2036	719	434
3 Countrywide Home Loans	5.430%	2/25/2047	913	572
3 Credit Suisse Mortgage Capital Certificates	5.512%	2/15/2039	480	468
3 Credit Suisse Mortgage Capital Certificates	5.912%	6/15/2039	825	779
3 Credit Suisse Mortgage Capital Certificates	5.589%	9/15/2040	700	652
3 DaimlerChrysler Auto Trust	5.330%	8/8/2010	263	262
3 DaimlerChrysler Auto Trust	4.980%	2/8/2011	636	632
3 DaimlerChrysler Auto Trust	3.700%	6/8/2012	800	772
3 DaimlerChrysler Auto Trust	4.710%	9/10/2012	500	483
3,4 DaimlerChrysler Master Owner Trust	2.518%	11/15/2011	500	479
3 Discover Card Master Trust	5.100%	10/15/2013	1,150	1,111
3 Discover Card Master Trust	5.650%	12/15/2015	1,900	1,800
3 Fifth Third Auto Trust	4.070%	1/17/2012	1,650	1,623
3,4 First Horizon Mortgage Pass-Though Trust	5.483%	1/25/2037	1,495	1,356
3 First Horizon Mortgage Pass-Through Trust	5.656%	11/25/2036	616	539
3 First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033	118	121
3,4 Fleet Home Equity Loan Trust	3.437%	1/20/2033	142	90
3 Ford Credit Auto Owner Trust	5.160%	11/15/2010	500	496
3 Ford Credit Auto Owner Trust	5.250%	9/15/2011	1,000	995
3 Ford Credit Auto Owner Trust	5.150%	11/15/2011	545	536
3 Ford Credit Auto Owner Trust	3.960%	4/15/2012	500	488
3 Ford Credit Auto Owner Trust	4.280%	5/15/2012	2,300	2,221
3 Ford Credit Auto Owner Trust	4.950%	3/15/2013	150	146
3,4 Ford Credit Floorplan Master Owner Trust	2.667%	6/15/2011	350	339
3,4 Ford Credit Floorplan Master Owner Trust	2.738%	6/15/2013	1,375	1,215
3 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	450	437
3,4 GE Capital Credit Card Master Note Trust	2.527%	3/15/2013	400	384
3 GMAC Mortgage Corp. Loan Trust	5.295%	11/19/2035	278	226
3,4,5 Golden Credit Card Trust	3.488%	7/15/2017	2,200	2,129
3,4 Granite Master Issuer PLC	2.829%	12/17/2054	200	194
3,4 Granite Master Issuer PLC	3.274%	12/20/2054	600	586
3 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	120	120
3 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	245	242
3 Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	700	698
3 Harley-Davidson Motorcycle Trust	5.100%	5/15/2012	550	546
3,5 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	530	526
3 Honda Auto Receivables Owner Trust	5.100%	3/18/2011	1,262	1,258
3 Honda Auto Receivables Owner Trust	5.460%	5/23/2011	600	602
3 Honda Auto Receivables Owner Trust	4.470%	1/18/2012	850	845
3 Honda Auto Receivables Owner Trust	5.090%	7/18/2013	130	129
3 Hyundai Auto Receivables Trust	5.110%	4/15/2011	736	737
3,5 JP Morgan Auto Receivables Trust	5.220%	9/15/2012	1,300	1,272
3 JP Morgan Mortgage Trust	5.298%	7/25/2035	1,720	1,460
3 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	140	145
3 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	500	488
3 JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/2047	400	378
3 JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/2049	1,200	1,134
3 JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/2051	550	512
3 JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/2051	1,020	960
3 John Deere Owner Trust	5.040%	7/15/2011	615	620
3,4,5 Kildare Securities Ltd.	2.877%	12/10/2043	1,127	994
3 LB-UBS Commercial Mortgage Trust	5.303%	2/15/2040	800	748
3 LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	500	469
3 MBNA Credit Card Master Note Trust	3.650%	3/15/2011	200	200
3 MBNA Credit Card Master Note Trust	4.500%	1/15/2013	450	442
3 Master Adjustable Rate Mortgages Trust	3.811%	4/25/2034	235	204
3 Merrill Lynch Mortgage Investors, Inc.	4.575%	2/25/2033	142	129
3 Merrill Lynch Mortgage Investors, Inc.	4.757%	7/25/2033	73	66
3 Merrill Lynch Mortgage Investors, Inc.	4.659%	2/25/2034	119	110
3 Merrill Lynch Mortgage Investors, Inc.	5.487%	5/25/2036	864	784
3 Merrill Lynch Mortgage Trust	4.556%	6/12/2043	385	372
3 Merrill Lynch Mortgage Trust	5.918%	6/12/2050	900	847
3 Merrill Lynch Mortgage Trust	5.425%	2/12/2051	100	92
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/2048	500	466
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/2050	250	235
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/2051	400	373
3 Morgan Stanley Capital I	5.803%	6/13/2042	1,850	1,744
3 Morgan Stanley Capital I	5.374%	3/12/2044	570	552
3 Morgan Stanley Capital I	5.623%	12/12/2049	400	373
3 Morgan Stanley Capital I	5.090%	10/12/2052	475	458
3,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.477%	11/25/2015	71	59
3 Morgan Stanley Mortgage Loan Trust	4.127%	2/25/2034	266	236
3 Morgan Stanley Mortgage Loan Trust	5.417%	6/25/2036	804	694
3,4 National City Credit Card Master Trust	2.537%	8/15/2012	1,200	1,118
3,4 National City Credit Card Master Trust	2.537%	3/17/2014	575	523
3 Nissan Auto Receivables Owner Trust	4.740%	9/15/2009	122	122
3 Nissan Auto Receivables Owner Trust	5.030%	5/16/2011	260	260
3 Nissan Auto Receivables Owner Trust	3.890%	8/15/2011	875	863
3 Nissan Auto Receivables Owner Trust	4.460%	4/16/2012	1,025	1,019
3 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	600	599
3,4,5 Nordstrom Private Label Credit Card Master Trust	2.548%	5/15/2015	2,000	1,733
3 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	850	845
3 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	1,000	986
3,4 Permanent Master Issuer PLC	2.841%	1/15/2016	700	674
3 Provident Funding Mortgage Loan Trust	4.187%	4/25/2034	410	357
3 Residential Funding Mortgage Securities I	5.845%	8/25/2036	1,225	961
3 Residential Funding Mortgage Securities I	5.944%	9/25/2036	476	367
3 Salomon Brothers Mortgage Securities VII	5.513%	9/25/2033	467	445
3 Sequoia Mortgage Trust	5.643%	9/20/2046	1,505	1,028
3,4 Swift Master Auto Receivables Trust	2.588%	6/15/2012	300	279
3,4 Swift Master Auto Receivables Trust	3.138%	10/15/2012	200	184
3 Thornburg Mortgage Securities Trust	3.342%	3/25/2044	256	220
3 USAA Auto Owner Trust	4.550%	2/16/2010	39	39
3 USAA Auto Owner Trust	4.900%	2/15/2012	700	696
3 USAA Auto Owner Trust	4.160%	4/16/2012	320	315
3 USAA Auto Owner Trust	4.640%	10/15/2012	1,700	1,690
3 USAA Auto Owner Trust	4.500%	10/15/2013	660	646
3 USAA Auto Owner Trust	4.710%	2/18/2014	1,725	1,677
3,4 Wachovia Asset Securitization, Inc.	3.467%	6/25/2033	44	33
3 Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	314	314
3 Wachovia Auto Owner Trust	5.390%	9/20/2011	575	574
3 Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/2046	700	652
3 Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/2048	390	370
3 Washington Mutual Mortgage Pass-Through Certificates	6.478%	1/25/2033	34	30
3 Washington Mutual Mortgage Pass-Through Certificates	3.853%	8/25/2033	80	72
3 Washington Mutual Mortgage Pass-Through Certificates	4.569%	9/25/2033	106	92
3 Wells Fargo Home Equity Trust	3.970%	5/25/2034	508	489
3 Wells Fargo Mortgage Backed Securities Trust	5.634%	10/25/2036	1,426	1,170
3 World Omni Auto Receivables Trust	5.010%	10/15/2010	242	242
3 World Omni Auto Receivables Trust	5.230%	2/15/2011	379	379
3 World Omni Auto Receivables Trust	3.940%	10/15/2012	360	353
3 World Omni Auto Receivables Trust	5.130%	4/15/2013	550	544

				115,997

Finance (27.2%)
Banking (14.8%)
4,5 ANZ National Bank International Ltd.	2.842%	8/7/2009	400	398
5 ANZ National Bank International Ltd.	6.200%	7/19/2013	450	459
AmSouth Bank NA	6.125%	3/1/2009	500	497
Astoria Financial Corp.	5.750%	10/15/2012	250	233
BB&T Corp.	6.500%	8/1/2011	1,375	1,358
4,5 BBVA US Senior S.A. Unipersonal	2.859%	4/17/2009	2,500	2,494
5 BNP Paribas	5.125%	1/15/2015	500	469
4,5 BTMU Curacao Holdings NV	3.382%	12/19/2016	835	807
3,5 Banco Mercantil del Norte	6.135%	10/13/2016	450	428
3,5 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	800	797
4,5 Banco Santander Chile	3.164%	12/9/2009	400	393
3 Bank of America Capital Trust XIV	5.630%	12/31/2049	2,361	1,251
Bank of America Corp.	5.375%	8/15/2011	1,031	1,005
Bank of America Corp.	4.875%	1/15/2013	1,000	933
4 Bank of Ireland	2.926%	12/18/2009	1,400	1,381
Bank of New York Mellon	5.410%	5/15/2009	700	703
Bank of New York Mellon	7.300%	12/1/2009	100	103
Bank of New York Mellon	4.950%	1/14/2011	300	298
Bank of New York Mellon	4.950%	11/1/2012	50	48
Bank of New York Mellon	4.500%	4/1/2013	575	546
5 Bank of Scotland PLC	4.000%	9/15/2009	2,000	1,975
4 Barclays Bank PLC	2.913%	8/10/2009	1,050	1,028
3,5 Barclays Bank PLC	7.375%	12/15/2049	100	91
Barclays Bank PLC	7.400%	12/15/2009	150	153
Barclays Bank PLC	5.450%	9/12/2012	450	442
4 Bear Stearns Co., Inc.	3.029%	1/31/2011	110	107
4 Bear Stearns Co., Inc.	3.084%	9/9/2009	2,010	1,975
Bear Stearns Co., Inc.	4.500%	10/28/2010	387	383
Bear Stearns Co., Inc.	6.950%	8/10/2012	500	500
3,5 CBG Florida REIT Corp.	7.114%	2/15/2049	560	151
4 Capital One Bank FSB	2.919%	3/13/2009	1,100	1,085
4 Charter One Bank N.A.	2.845%	4/24/2009	630	626
Charter One Bank N.A.	5.500%	4/26/2011	380	389
3 Citigroup, Inc.	8.400%	4/29/2049	1,750	1,103
4 Citigroup, Inc.	2.954%	6/9/2009	1,735	1,684
Citigroup, Inc.	6.500%	1/18/2011	375	360
Citigroup, Inc.	5.250%	2/27/2012	400	354
Citigroup, Inc.	5.500%	8/27/2012	935	831
Citigroup, Inc.	5.500%	4/11/2013	2,365	2,045
Citigroup, Inc.	6.500%	8/19/2013	400	355
3,5 Commonwealth Bank of Australia	6.024%	3/15/2049	450	366
5 Commonwealth Bank of Australia	5.000%	11/6/2012	500	501
4,5 Compass Bank	3.391%	10/9/2009	1,070	1,066
4,5 Credit Agricole	2.859%	5/28/2010	2,125	2,104
3,5 Credit Agricole	6.637%	5/31/2049	175	134
4 Credit Suisse First Boston USA, Inc.	3.004%	8/15/2010	600	567
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	450	446
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	300	297
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	250	246
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	310	304
4,5 Deutsche Bank Financial, Inc.	3.116%	4/30/2009	270	270
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	445	443
4 Deutsche Bank New York Branch	2.961%	8/21/2009	1,050	1,027
4,5 Development Bank of Singapore Ltd.	3.027%	5/16/2017	1,250	1,063
5 Development Bank of Singapore Ltd.	7.875%	8/10/2009	460	470
4,5 DnB NOR Bank ASA	2.858%	10/13/2009	1,400	1,391
Fifth Third Bancorp.	6.250%	5/1/2013	350	228
4 First Tennessee Bank	2.956%	12/17/2009	500	485
FirstStar Bank	7.125%	12/1/2009	85	86
HSBC Bank PLC	6.950%	3/15/2011	400	414
4 HSBC Bank USA	2.949%	12/14/2009	1,500	1,484
5 ICICI Bank Ltd.	5.750%	1/12/2012	200	186
3 Independence Community Bank	3.750%	4/1/2014	315	252
3 JPMorgan Chase & Co.	7.900%	12/29/2049	450	372
3 JPMorgan Chase & Co.	4.891%	9/1/2015	560	554
JPMorgan Chase & Co.	4.600%	1/17/2011	1,800	1,750
JPMorgan Chase & Co.	4.850%	6/16/2011	900	874
JPMorgan Chase & Co.	6.625%	3/15/2012	460	462
JPMorgan Chase & Co.	5.375%	10/1/2012	1,165	1,095
JPMorgan Chase & Co.	4.750%	5/1/2013	800	763
4 KeyCorp	3.529%	5/26/2009	430	426
KeyCorp	4.700%	5/21/2009	300	296
KeyCorp	6.500%	5/14/2013	500	364
3,5 Lloyds TSB Group PLC	6.267%	11/14/2049	475	359
5 Manufacturers & Traders Trust Co.	4.291%	4/1/2013	400	354
Marshall & Ilsley Bank	5.150%	2/22/2012	500	448
3 Mellon Capital IV	6.244%	6/29/2049	750	420
National Australia Bank	8.600%	5/19/2010	420	442
North Fork Bancorp., Inc.	5.875%	8/15/2012	134	121
Northern Trust Co.	5.500%	8/15/2013	250	255
4 PNC Funding Corp.	2.507%	6/12/2009	525	499
PNC Funding Corp.	5.125%	12/14/2010	660	655
Regions Financial Corp.	6.375%	5/15/2012	375	330
Republic New York Corp.	5.875%	10/15/2008	210	210
Santander Financial Issuances	6.375%	2/15/2011	1,100	1,123
4,5 Santander U.S. Debt, S.A. Unipersonal	2.874%	11/20/2009	2,700	2,674
Sanwa Bank Ltd.	7.400%	6/15/2011	250	267
5 Scotland International Finance	7.700%	8/15/2010	900	929
Skandinaviska Enskilda Banken	6.875%	2/15/2009	325	329
3,5 Societe Generale	5.922%	12/5/2049	200	161
Sovereign Bancorp, Inc.	4.800%	9/1/2010	170	144
Sovereign Bank	4.510%	8/1/2013	45	30
3 State Street Capital Trust	8.250%	12/29/2049	175	171
State Street Corp.	7.650%	6/15/2010	175	181
4 SunTrust Banks, Inc.	2.931%	6/2/2009	1,350	1,342
Toronto Dominion Bank NY	6.150%	10/15/2008	100	100
US Bank NA	6.375%	8/1/2011	400	409
3 USB Capital IX	6.189%	4/15/2049	1,190	595
3,5 USB Realty Corp.	6.091%	12/15/2049	270	121
4,5 Unicredit Luxembourg Finance	3.128%	1/13/2017	1,175	1,103
3 Wachovia Capital Trust III	5.800%	3/15/2042	585	246
4 Wachovia Corp.	2.921%	10/15/2011	550	385
Wachovia Corp.	6.000%	10/30/2008	225	223
Wachovia Corp.	6.375%	2/1/2009	200	180
Wachovia Corp.	6.150%	3/15/2009	350	300
Wachovia Corp.	7.800%	8/18/2010	825	693
Wachovia Corp.	5.350%	3/15/2011	475	375
Wachovia Corp.	5.300%	10/15/2011	1,050	893
Wachovia Corp.	5.500%	5/1/2013	700	583
6 Washington Mutual Bank	5.550%	6/16/2010	210	62
6 Washington Mutual Bank	6.875%	6/15/2011	517	1
Wells Fargo & Co.	4.625%	8/9/2010	120	121
Wells Fargo & Co.	4.875%	1/12/2011	1,500	1,476
Wells Fargo & Co.	5.250%	10/23/2012	225	218
Wells Fargo Bank NA	6.450%	2/1/2011	1,396	1,404
4 Zions Bancorp.	4.317%	12/10/2009	1,400	1,330
Brokerage (2.3%)
3 Goldman Sachs Capital II	5.793%	12/29/2049	425	178
4 Goldman Sachs Group, Inc.	3.129%	7/23/2009	160	149
4 Goldman Sachs Group, Inc.	3.011%	3/2/2010	1,200	1,104
4 Goldman Sachs Group, Inc.	3.290%	12/23/2009	250	233
4 Goldman Sachs Group, Inc.	4.069%	6/28/2010	2,045	1,866
Goldman Sachs Group, Inc.	5.625%	1/15/2017	130	108
Goldman Sachs Group, Inc.	6.150%	4/1/2018	500	420
Jefferies Group Inc.	5.875%	6/8/2014	150	128
6 Lehman Brothers Holdings, Inc.	2.907%	11/16/2009	880	117
6 Lehman Brothers Holdings, Inc.	3.589%	8/19/2065	210	0
6 Lehman Brothers Holdings, Inc.	2.911%	8/21/2009	550	77
6 Lehman Brothers Holdings, Inc.	2.951%	5/25/2010	445	58
6 Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	1,600	204
6 Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	220	29
4 Merrill Lynch & Co., Inc.	3.014%	2/5/2010	1,385	1,143
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,200	1,022
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	645	525
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	225	206
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	425	379
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	675	592
4 Morgan Stanley Dean Witter	3.071%	1/15/2010	1,300	975
Morgan Stanley Dean Witter	6.750%	4/15/2011	1,074	784
Morgan Stanley Dean Witter	5.250%	11/2/2012	700	483
Morgan Stanley Dean Witter	6.625%	4/1/2018	1,115	747
Finance Companies (4.9%)
4 American Express Centurion Bank	2.648%	11/16/2009	225	213
American Express Centurion Bank	5.200%	11/26/2010	675	665
4 American Express Credit Corp.	2.636%	10/4/2010	400	375
4 American Express Credit Corp.	3.090%	5/19/2009	575	562
5 American Express Travel	5.250%	11/21/2011	400	387
American General Finance Corp.	4.625%	5/15/2009	565	379
American General Finance Corp.	5.375%	9/1/2009	435	291
American General Finance Corp.	3.875%	10/1/2009	1,000	710
American General Finance Corp.	4.875%	5/15/2010	200	118
American General Finance Corp.	5.200%	12/15/2011	290	151
American General Finance Corp.	4.875%	7/15/2012	380	175
4 CIT Group, Inc.	3.054%	2/13/2012	125	66
CIT Group, Inc.	5.600%	4/27/2011	1,225	784
CIT Group, Inc.	5.800%	7/28/2011	550	336
Capital One Bank	5.000%	6/15/2009	550	535
Capital One Bank	6.500%	6/13/2013	125	113
Countrywide Financial Corp.	5.800%	6/7/2012	265	224
Countrywide Home Loan	6.250%	4/15/2009	665	633
Countrywide Home Loan	5.625%	7/15/2009	390	367
Countrywide Home Loan	4.000%	3/22/2011	330	287
4 General Electric Capital Corp.	2.863%	5/10/2010	1,600	1,559
General Electric Capital Corp.	4.250%	9/13/2010	1,830	1,777
General Electric Capital Corp.	5.000%	12/1/2010	925	900
General Electric Capital Corp.	5.500%	4/28/2011	960	926
General Electric Capital Corp.	5.875%	2/15/2012	200	194
General Electric Capital Corp.	4.375%	3/3/2012	400	372
General Electric Capital Corp.	5.250%	10/19/2012	2,170	2,032
General Electric Capital Corp.	4.800%	5/1/2013	1,375	1,247
3 General Electric Capital Corp.	6.375%	11/15/2067	375	321
HSBC Finance Corp.	4.125%	11/16/2009	500	488
HSBC Finance Corp.	4.625%	9/15/2010	970	937
HSBC Finance Corp.	5.250%	1/14/2011	775	749
HSBC Finance Corp.	5.700%	6/1/2011	500	481
International Lease Finance Corp.	3.500%	4/1/2009	220	196
International Lease Finance Corp.	4.750%	7/1/2009	155	138
International Lease Finance Corp.	4.875%	9/1/2010	300	231
International Lease Finance Corp.	5.125%	11/1/2010	250	192
International Lease Finance Corp.	5.450%	3/24/2011	600	444
International Lease Finance Corp.	5.750%	6/15/2011	425	315
International Lease Finance Corp.	4.750%	1/13/2012	1,900	1,273
International Lease Finance Corp.	6.375%	3/25/2013	750	525
SLM Corp.	4.500%	7/26/2010	1,000	802
iStar Financial Inc.	4.875%	1/15/2009	770	670
Insurance (3.6%)
Berkshire Hathaway Finance Corp.	4.500%	1/15/2013	1,710	1,688
5 Berkshire Hathaway Finance Corp.	5.000%	8/15/2013	250	250
3 Chubb Corp.	6.375%	3/29/2067	80	63
3 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	150	94
Genworth Financial, Inc.	5.231%	5/16/2009	600	528
5 ING Security Life Institutional Funding	4.250%	1/15/2010	200	201
5 Jackson National Life Insurance Co.	3.500%	1/22/2009	300	298
5 Jackson National Life Insurance Co.	5.375%	5/8/2013	450	449
5 John Hancock Global Funding II	7.900%	7/2/2010	1,000	1,066
3,5 Liberty Mutual Insurance Co.	7.000%	3/15/2037	175	123
3 Lincoln National Corp.	6.050%	4/20/2067	195	131
4,5 MassMutual Global Funding II	2.851%	4/21/2011	2,700	2,654
4,5 MassMutual Global Funding II	2.975%	12/6/2013	350	335
4,5 Merna Reinsurance Ltd.	5.512%	7/7/2010	420	402
4,5 MetLife Global Funding I	2.967%	5/18/2010	1,100	1,074
4,5 Monumental Global Funding II	2.851%	1/9/2009	1,250	1,247
5 Monumental Global Funding II	4.375%	7/30/2009	400	402
5 Monumental Global Funding II	4.625%	3/15/2010	350	355
5 New York Life Global Funding	4.625%	8/16/2010	220	225
5 New York Life Global Funding	5.250%	10/16/2012	220	227
3,5 Oil Insurance Ltd.	7.558%	6/30/2049	300	235
5 PRICOA Global Funding I	3.900%	12/15/2008	1,050	1,049
5 PRICOA Global Funding I	4.200%	1/15/2010	390	391
5 Principal Life Global	4.400%	10/1/2010	200	202
Principal Life Income Funding	5.125%	3/1/2011	600	603
3 Progressive Corp.	6.700%	6/15/2037	160	131
Safeco Corp.	4.875%	2/1/2010	200	200
3 Travelers Cos. Inc.	6.250%	3/15/2037	350	258
Travelers Property Casualty Corp.	5.000%	3/15/2013	400	397
4 UnitedHealth Group, Inc.	2.891%	3/2/2009	425	421
UnitedHealth Group, Inc.	5.125%	11/15/2010	430	435
UnitedHealth Group, Inc.	5.250%	3/15/2011	100	97
UnitedHealth Group, Inc.	4.875%	2/15/2013	220	205
UnumProvident Corp.	5.859%	5/15/2009	570	568
WellPoint Inc.	4.250%	12/15/2009	400	400
Willis North America Inc.	5.125%	7/15/2010	170	169
5 Xlliac Global Funding	4.800%	8/10/2010	330	325
3,5 ZFS Finance USA Trust I	5.875%	5/9/2032	325	242
Real Estate Investment Trusts (1.3%)
Arden Realty LP	5.200%	9/1/2011	180	176
AvalonBay Communities, Inc.	7.500%	12/15/2010	100	102
AvalonBay Communities, Inc.	5.500%	1/15/2012	225	209
Boston Properties, Inc.	6.250%	1/15/2013	268	268
Brandywine Operating Partnership	5.750%	4/1/2012	390	365
Developers Diversified Realty Corp.	5.250%	4/15/2011	170	159
Developers Diversified Realty Corp.	5.375%	10/15/2012	300	277
HRPT Properties Trust	6.950%	4/1/2012	450	442
Health Care Property Investors, Inc.	6.450%	6/25/2012	300	286
Health Care REIT, Inc.	8.000%	9/12/2012	475	488
Kimco Realty Corp.	4.820%	8/15/2011	325	313
Liberty Property LP	6.375%	8/15/2012	200	198
ProLogis	5.250%	11/15/2010	514	488
ProLogis	5.500%	4/1/2012	390	370
Regency Centers LP	7.950%	1/15/2011	100	103
Simon Property Group Inc.	4.875%	3/18/2010	900	866
Simon Property Group Inc.	4.875%	8/15/2010	350	338
Simon Property Group Inc.	5.300%	5/30/2013	550	510
United Dominion Realty Trust	6.500%	6/15/2009	150	149
5 Westfield Capital Corp.	4.375%	11/15/2010	450	441
Other (0.3%)
4 Paccar Financial Corp.	2.857%	5/17/2010	1,575	1,559

				135,200

Industrial (22.9%)
Basic Industry (1.3%)
Air Products & Chemicals Inc.	4.150%	2/1/2013	300	291
Alcoa, Inc.	6.000%	7/15/2013	550	540
5 ArcelorMittal	5.375%	6/1/2013	1,400	1,347
Barrick Gold Finance Inc.	6.125%	9/15/2013	550	539
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	775	780
International Paper Co.	7.950%	6/15/2018	175	173
Lubrizol Corp.	5.875%	12/1/2008	250	250
Lubrizol Corp.	4.625%	10/1/2009	637	634
PPG Industries, Inc.	5.750%	3/15/2013	380	380
Rio Tinto Finance USA Ltd.	5.875%	7/15/2013	550	537
Rohm & Haas Co.	5.600%	3/15/2013	470	472
Weyerhaeuser Co.	6.750%	3/15/2012	221	219
4,5 Xstrata Finance Dubai Ltd.	3.154%	11/13/2009	250	247
Capital Goods (2.4%)
Allied Waste North America Inc.	6.875%	6/1/2017	200	192
5 BAE Systems Holdings Inc.	4.750%	8/15/2010	745	754
Boeing Capital Corp.	6.100%	3/1/2011	450	469
Boeing Capital Corp.	6.500%	2/15/2012	775	815
3,5 C8 Capital SPV Ltd.	6.640%	12/15/2049	125	117
CRH America Inc.	5.625%	9/30/2011	675	664
4 Caterpillar Financial Services Corp.	2.852%	8/11/2009	900	894
Caterpillar Financial Services Corp.	4.300%	6/1/2010	20	20
Caterpillar Financial Services Corp.	4.250%	2/8/2013	1,200	1,128
4 Honeywell International, Inc.	2.845%	7/27/2009	200	199
Honeywell International, Inc.	6.125%	11/1/2011	185	194
Honeywell International, Inc.	4.250%	3/1/2013	325	320
5 Hutchison Whampoa International Ltd.	5.450%	11/24/2010	550	552
Ingersoll-Rand GL Holding Company	6.000%	8/15/2013	575	582
4 John Deere Capital Corp.	3.081%	10/16/2009	800	787
John Deere Capital Corp.	4.875%	3/16/2009	225	226
Lafarge SA	6.150%	7/15/2011	50	51
Lockheed Martin Corp.	4.121%	3/14/2013	100	96
4 Martin Marietta Material	2.946%	4/30/2010	425	411
Northrop Grumman Corp.	8.000%	10/15/2009	100	104
Northrop Grumman Corp.	7.125%	2/15/2011	200	212
5 Oakmont Asset Trust	4.514%	12/22/2008	410	407
Raytheon Co.	4.850%	1/15/2011	695	698
Roper Industries Inc.	6.625%	8/15/2013	350	355
4 Textron Financial Corp.	2.888%	1/12/2009	830	827
Textron Financial Corp.	4.600%	5/3/2010	270	265
Textron Financial Corp.	5.400%	4/28/2013	330	307
Tyco International Group SA	6.375%	10/15/2011	235	237
Vulcan Materials Co.	6.300%	6/15/2013	175	177
Communication (5.5%)
4 AT&T Inc.	2.894%	2/5/2010	800	796
AT&T Inc.	7.300%	11/15/2011	1,130	1,190
AT&T Inc.	4.125%	9/15/2009	1,495	1,470
AT&T Inc.	4.950%	1/15/2013	1,395	1,346
America Movil SA de C.V.	4.125%	3/1/2009	375	373
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	115
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,090	1,116
British Telecommunications PLC	8.625%	12/15/2010	2,080	2,180
Comcast Cable Communications, Inc.	6.750%	1/30/2011	965	989
Comcast Corp.	5.850%	1/15/2010	720	736
Comcast Corp.	5.500%	3/15/2011	640	634
Cox Communications, Inc.	3.875%	10/1/2008	125	125
Cox Communications, Inc.	7.875%	8/15/2009	563	574
Cox Communications, Inc.	4.625%	1/15/2010	600	586
Cox Communications, Inc.	4.625%	6/1/2013	100	94
Deutsche Telekom International Finance	8.500%	6/15/2010	525	546
Deutsche Telekom International Finance	5.875%	8/20/2013	750	742
France Telecom	7.750%	3/1/2011	1,895	1,973
4 Gannett Co., Inc.	3.011%	5/26/2009	500	491
3 NYNEX Corp.	9.550%	5/1/2010	101	106
Telecom Italia Capital	4.000%	1/15/2010	1,000	979
Telecom Italia Capital	4.875%	10/1/2010	300	295
Telefonica Emisiones SAU	5.984%	6/20/2011	1,850	1,880
Telefonica Europe BV	7.750%	9/15/2010	380	393
Telefonos de Mexico SA	4.500%	11/19/2008	1,995	1,990
Telefonos de Mexico SA	4.750%	1/27/2010	430	429
Time Warner Cable Inc.	5.400%	7/2/2012	250	240
Time Warner Cable Inc.	6.200%	7/1/2013	850	847
Univision Communications, Inc.	3.875%	10/15/2008	270	268
Verizon Communications Corp.	5.250%	4/15/2013	1,050	1,022
Verizon Communications Corp.	5.500%	2/15/2018	475	423
Verizon Global Funding Corp.	7.250%	12/1/2010	740	770
Verizon Global Funding Corp.	6.875%	6/15/2012	415	424
5 Vivendi	5.750%	4/4/2013	450	447
Vodafone AirTouch PLC	7.750%	2/15/2010	1,077	1,102
Consumer Cyclical (3.6%)
4,5 American Honda Finance	2.864%	5/12/2009	600	597
5 American Honda Finance	5.125%	12/15/2010	520	519
5 American Honda Finance	4.625%	4/2/2013	450	422
Autozone, Inc.	6.500%	1/15/2014	450	442
5 Best Buy Co.	6.750%	7/15/2013	350	356
CVS Caremark Corp.	4.000%	9/15/2009	225	218
3 CVS Caremark Corp.	6.302%	6/1/2037	375	307
3,5 CVS Caremark Corp.	6.117%	1/10/2013	528	533
Centex Corp.	5.800%	9/15/2009	205	195
Centex Corp.	7.875%	2/1/2011	120	115
4 DaimlerChrysler North America Holding Corp.	3.331%	10/31/2008	350	348
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	250
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	690	670
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	110	112
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	280	267
Darden Restaurants Inc.	5.625%	10/15/2012	150	145
Federated Department Stores, Inc.	6.300%	4/1/2009	310	311
Gamestop Corp.	8.000%	10/1/2012	275	276
5 Harley-Davidson Funding Corp.	5.250%	12/15/2012	250	236
5 Harley-Davidson Inc.	5.000%	12/15/2010	200	198
International Speedway Corp.	4.200%	4/15/2009	580	577
J.C. Penney Co., Inc.	8.000%	3/1/2010	100	103
J.C. Penney Co., Inc.	9.000%	8/1/2012	585	635
K. Hovnanian Enterprises	6.250%	1/15/2016	160	91
KB Home	7.250%	6/15/2018	200	164
Lennar Corp.	5.125%	10/1/2010	100	87
Lennar Corp.	5.950%	10/17/2011	150	123
Lowe's Cos., Inc.	8.250%	6/1/2010	200	214
Lowe's Cos., Inc.	5.600%	9/15/2012	425	435
MGM Mirage, Inc.	6.750%	4/1/2013	100	79
Macy's Retail Holdings Inc.	4.800%	7/15/2009	460	456
Macys Retail Holdings Inc.	5.950%	11/1/2008	460	460
Macys Retail Holdings Inc.	6.625%	4/1/2011	385	378
McDonald's Corp.	4.300%	3/1/2013	550	538
5 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	680	674
5 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	800	791
Royal Caribbean Cruises	7.000%	6/15/2013	250	216
Target Corp.	5.125%	1/15/2013	220	221
4 The Walt Disney Co.	2.861%	7/16/2010	450	448
The Walt Disney Co.	5.700%	7/15/2011	85	87
The Walt Disney Co.	6.375%	3/1/2012	35	37
4 Time Warner, Inc.	3.034%	11/13/2009	500	490
Time Warner, Inc.	6.875%	5/1/2012	110	111
3 Toyota Motor Credit Corp.	2.750%	8/6/2009	49	49
4 Viacom Inc.	3.169%	6/16/2009	800	793
Viacom Inc.	5.750%	4/30/2011	100	97
Wal-Mart Stores, Inc.	4.250%	4/15/2013	1,325	1,307
Walgreen Co.	4.875%	8/1/2013	1,100	1,104
Western Union Co.	5.400%	11/17/2011	500	502
Yum! Brands, Inc.	8.875%	4/15/2011	200	213
Consumer Noncyclical (4.7%)
Abbott Laboratories	3.750%	3/15/2011	150	151
Abbott Laboratories	5.600%	5/15/2011	380	391
Abbott Laboratories	5.150%	11/30/2012	500	514
AmerisourceBergen Corp.	5.625%	9/15/2012	260	251
Amgen Inc.	4.000%	11/18/2009	950	958
4 AstraZeneca PLC	3.118%	9/11/2009	850	837
Baxter Finco, BV	4.750%	10/15/2010	440	453
Becton, Dickinson & Co.	7.150%	10/1/2009	100	103
Biogen Idec Inc.	6.000%	3/1/2013	645	643
Bristol-Myers Squibb Co.	5.250%	8/15/2013	130	132
5 Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,130
4 Cardinal Health, Inc.	3.053%	10/2/2009	425	414
5 Cargill Inc.	3.625%	3/4/2009	570	567
5 Cargill Inc.	5.200%	1/22/2013	950	947
Coca-Cola Enterprises Inc.	5.000%	8/15/2013	500	510
5 Cosan Finance Ltd.	7.000%	2/1/2017	100	80
Covidien International	5.150%	10/15/2010	420	432
Diageo Capital PLC	5.200%	1/30/2013	150	152
4 General Mills, Inc.	2.921%	1/22/2010	650	641
General Mills, Inc.	5.650%	9/10/2012	320	329
General Mills, Inc.	5.250%	8/15/2013	400	398
GlaxoSmithKline Capital Inc.	4.850%	5/15/2013	780	763
H.J. Heinz Co.	5.350%	7/15/2013	175	174
Hershey Foods Corp.	5.300%	9/1/2011	125	128
Hormel Foods Corp.	6.625%	6/1/2011	100	105
4 Hospira, Inc.	4.242%	3/30/2010	300	290
Hospira, Inc.	4.950%	6/15/2009	460	458
Kellogg Co.	6.600%	4/1/2011	1,620	1,687
Kellogg Co.	5.125%	12/3/2012	230	230
Kellogg Co.	4.250%	3/6/2013	350	341
Kraft Foods, Inc.	4.125%	11/12/2009	1,025	1,003
Kraft Foods, Inc.	5.625%	8/11/2010	300	309
Kroger Co.	7.250%	6/1/2009	335	342
Kroger Co.	6.200%	6/15/2012	65	66
Kroger Co.	5.000%	4/15/2013	400	388
Medco Health Solutions	6.125%	3/15/2013	700	685
Medtronic Inc.	4.375%	9/15/2010	400	405
Molson Coors Capital Finance	4.850%	9/22/2010	150	151
PepsiAmericas Inc.	6.375%	5/1/2009	220	223
PepsiAmericas Inc.	5.625%	5/31/2011	110	113
Pepsico, Inc.	4.650%	2/15/2013	220	223
Philips Electronics NV	4.625%	3/11/2013	335	330
Quest Diagnostic, Inc.	5.125%	11/1/2010	200	200
Reynolds American Inc.	7.625%	6/1/2016	75	75
4,5 SABMiller PLC	3.091%	7/1/2009	325	324
5 SABMiller PLC	6.200%	7/1/2011	1,125	1,154
4 Safeway, Inc.	4.119%	3/27/2009	400	397
Safeway, Inc.	7.500%	9/15/2009	700	685
Safeway, Inc.	4.950%	8/16/2010	325	325
Smithfield Foods, Inc.	7.750%	7/1/2017	150	117
Sysco Corp.	4.200%	2/12/2013	220	217
Whirlpool Corp.	5.500%	3/1/2013	325	315
Wyeth	6.950%	3/15/2011	950	993
Energy (1.8%)
Anadarko Finance Co.	6.750%	5/1/2011	360	371
Canadian Natural Resources	6.700%	7/15/2011	200	205
Canadian Natural Resources	5.150%	2/1/2013	330	320
5 Canadian Oil Sands	4.800%	8/10/2009	296	293
Conoco Funding Co.	6.350%	10/15/2011	1,235	1,270
ConocoPhillips	8.750%	5/25/2010	655	704
ConocoPhillips	9.375%	2/15/2011	350	384
Devon Financing Corp.	6.875%	9/30/2011	890	918
EOG Resources Inc.	6.125%	10/1/2013	275	276
Kerr McGee Corp.	6.875%	9/15/2011	925	965
Marathon Oil Corp.	6.125%	3/15/2012	570	580
3,5 PF Export Receivables Master Trust	3.748%	6/1/2013	173	164
3,5 PF Export Receivables Master Trust	6.436%	6/1/2015	310	306
3,5 Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	150	144
Valero Energy Corp.	3.500%	4/1/2009	275	274
Weatherford International Inc.	5.950%	6/15/2012	275	277
Weatherford International Inc.	5.150%	3/15/2013	400	385
XTO Energy, Inc.	5.000%	8/1/2010	700	707
XTO Energy, Inc.	5.900%	8/1/2012	650	629
Technology (1.7%)
Agilent Technologies Inc.	6.500%	11/1/2017	200	189
Cisco Systems Inc.	5.250%	2/22/2011	575	591
5 Dell Inc.	4.700%	4/15/2013	905	879
Dun & Bradstreet Corp.	6.000%	4/1/2013	600	601
Fiserv, Inc.	6.125%	11/20/2012	560	536
4 Hewlett-Packard Co.	2.879%	6/15/2010	525	517
International Business Machines Corp.	4.950%	3/22/2011	1,350	1,387
International Business Machines Corp.	4.750%	11/29/2012	200	204
Intuit Inc.	5.400%	3/15/2012	200	187
Lexmark International Inc.	5.900%	6/1/2013	500	490
4 Oracle Corp.	2.864%	5/14/2010	2,100	2,087
Oracle Corp.	4.950%	4/15/2013	487	486
Xerox Corp.	6.875%	8/15/2011	270	272
Transportation (1.8%)
3 American Airlines, Inc.	3.857%	7/9/2010	168	153
American Airlines, Inc.	6.817%	5/23/2011	179	146
American Airlines, Inc.	7.858%	10/1/2011	360	331
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	300	308
CSX Corp.	4.875%	11/1/2009	125	123
CSX Corp.	6.750%	3/15/2011	400	410
Canadian National Railway Co.	6.375%	10/15/2011	170	179
Continental Airlines, Inc.	7.056%	9/15/2009	95	93
3 Continental Airlines, Inc.	6.900%	1/2/2018	73	66
3 Continental Airlines, Inc.	9.798%	4/1/2021	179	137
Delta Air Lines, Inc.	7.570%	11/18/2010	1,050	995
3 Delta Air Lines, Inc.	6.821%	8/10/2022	234	194
3 Delta Air Lines, Inc.	8.021%	8/10/2022	115	83
4,5 ERAC USA Finance Co.	3.046%	4/30/2009	200	196
4,5 ERAC USA Finance Co.	3.059%	8/28/2009	500	483
5 ERAC USA Finance Co.	7.950%	12/15/2009	235	238
5 ERAC USA Finance Co.	8.000%	1/15/2011	200	203
FedEx Corp.	3.500%	4/1/2009	900	895
FedEx Corp.	5.500%	8/15/2009	400	400
Greenbrier Co. Inc.	8.375%	5/15/2015	125	109
4 JetBlue Airways Corp.	3.254%	11/15/2016	440	324
3,4 JetBlue Airways Corp.	3.194%	12/15/2013	383	335
4 JetBlue Airways Corp.	3.239%	3/15/2014	625	480
Norfolk Southern Corp.	8.625%	5/15/2010	230	245
Norfolk Southern Corp.	6.750%	2/15/2011	370	378
Norfolk Southern Corp.	5.257%	9/17/2014	135	136
Ryder System Inc.	6.000%	3/1/2013	450	430
TFM SA de CV	9.375%	5/1/2012	170	174
Union Pacific Corp.	3.625%	6/1/2010	420	417
Union Pacific Corp.	5.450%	1/31/2013	100	97
Other (0.1%)
Briggs & Stratton Corp.	8.875%	3/15/2011	430	421

				114,183

Utilities (4.5%)
Electric (3.1%)
5 AES Panama SA	6.350%	12/21/2016	200	197
4 Alabama Power Co.	3.001%	8/25/2009	590	587
Alabama Power Co.	4.850%	12/15/2012	160	158
American Water Capital Corp.	6.085%	10/15/2017	675	631
Appalachian Power Co.	5.650%	8/15/2012	380	377
Carolina Power & Light Co.	6.500%	7/15/2012	450	465
Carolina Power & Light Co.	5.125%	9/15/2013	110	109
Consolidated Edison Co. of New York	8.125%	5/1/2010	130	137
Consumers Energy Co.	4.400%	8/15/2009	220	219
Consumers Energy Co.	4.000%	5/15/2010	500	494
3 Dominion Resources, Inc.	6.300%	9/30/2066	940	853
5 EDP Finance BV	5.375%	11/2/2012	350	353
Entergy Arkansas Inc.	5.400%	8/1/2013	240	234
4 FPL Group Capital, Inc.	3.696%	6/17/2011	550	560
3 FPL Group Capital, Inc.	6.350%	10/1/2066	205	164
5 FPL Group Capital, Inc.	7.590%	7/10/2018	450	443
FirstEnergy Corp.	6.450%	11/15/2011	230	231
Florida Power Corp.	4.500%	6/1/2010	330	333
3,5 GWF Energy LLC	6.131%	12/30/2011	155	158
5 Israel Electric Corp. Ltd.	7.250%	1/15/2019	50	49
MidAmerican Energy Co.	5.650%	7/15/2012	750	755
NStar Electric Co.	4.875%	10/15/2012	130	126
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/2013	300	301
Nevada Power Co.	6.500%	4/15/2012	200	204
Northeast Utilities	7.250%	4/1/2012	345	362
Northeast Utilities	5.650%	6/1/2013	550	549
Northern States Power Co.	4.750%	8/1/2010	200	202
Northern States Power Co.	8.000%	8/28/2012	525	578
Nstar	8.000%	2/15/2010	200	210
Ohio Power Co.	5.300%	11/1/2010	370	376
Oncor Electric Delivery Co.	5.950%	9/1/2013	470	459
PECO Energy Co.	5.950%	11/1/2011	300	306
PPL Capital Funding, Inc.	4.330%	3/1/2009	800	791
3 PPL Capital Funding, Inc.	6.700%	3/30/2067	450	361
PPL Electric Utilities Corp.	6.250%	8/15/2009	430	435
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	218
4 Pepco Holdings, Inc.	3.435%	6/1/2010	250	244
Public Service Co. of Colorado	6.875%	7/15/2009	512	520
5 SP PowerAssets Ltd.	3.800%	10/22/2008	500	500
Sierra Pacific Power Co.	5.450%	9/1/2013	240	234
4 Southern California Edison Co.	2.891%	2/2/2009	150	149
Southern California Edison Co.	7.625%	1/15/2010	50	52
Tampa Electric Co.	6.875%	6/15/2012	100	103
Tampa Electric Co.	6.375%	8/15/2012	167	169
Wisconsin Electric Power Co.	6.000%	4/1/2014	150	150
Wisconsin Energy Corp.	6.500%	4/1/2011	400	410
Natural Gas (1.4%)
AGL Capital Corp.	7.125%	1/14/2011	100	103
3 Enbridge Energy Partners	8.050%	10/1/2037	105	86
Energy Transfer Partners LP	6.000%	7/1/2013	200	195
Enterprise Products Operating LP	5.650%	4/1/2013	575	558
3 Enterprise Products Operating LP	8.375%	8/1/2066	450	398
5 Gulf South Pipeline Co.	5.750%	8/15/2012	520	505
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	100	99
5 NGPL Pipeco LLC	6.514%	12/15/2012	550	555
ONEOK Partners, LP	8.875%	6/15/2010	200	213
ONEOK Partners, LP	5.900%	4/1/2012	200	200
Plains All American Pipeline LP	4.750%	8/15/2009	550	550
4,5 Rockies Express Pipeline LLC	5.100%	8/20/2009	1,600	1,562
5 Rockies Express Pipeline LLC	6.250%	7/15/2013	250	245
Southern Union Co.	6.089%	2/16/2010	420	421
3 Southern Union Co.	7.200%	11/1/2066	400	288
Teppco Partners, LP	5.900%	4/15/2013	880	868
3 Trans-Canada Pipelines	6.350%	5/15/2067	175	140

				22,502

Total Corporate Bonds
(Cost $416,888)				387,882

Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)

China Development Bank	8.250%	5/15/2009	400	411
5 Export-Import Bank of Korea	4.125%	2/10/2009	450	447
Export-Import Bank of Korea	5.500%	10/17/2012	400	401
5 Gaz Capital SA	6.212%	11/22/2016	300	239
Korea Development Bank	5.300%	1/17/2013	450	425
Petrobras International Finance	9.125%	7/2/2013	125	136
3,5 Petroleum Export/Cayman	4.623%	6/15/2010	272	274
3,5 Petroleum Export/Cayman	5.265%	6/15/2011	346	343
5 Petronas Capital Ltd.	7.000%	5/22/2012	100	105
3,5 Qatar Petroleum	5.579%	5/30/2011	333	337
3,5 Ras Laffan Liquefied Natural Gas Co.	3.437%	9/15/2009	166	164
3,5 Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/2020	300	267
5 Republic of Trinidad & Tobago	9.875%	10/1/2009	420	436
5 Taqa Abu Dhabi National Energy Co.	5.620%	10/25/2012	200	194
5 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	350	319
5 Trans Capital Investment	5.670%	3/5/2014	575	469

Total Sovereign Bonds
(Cost $5,226)				4,967

Tax-Exempt Municipal Bonds (0.8%)

4 California GO (Kindergarten-Univ.) VRDO	5.050%	10/1/2008	240	240
4 Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	4.250%	10/1/2008	1,620	1,620
4 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	7.000%	10/1/2008	370	370
4 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	7.000%	10/1/2008	370	370
4 Metro. Water Dist. of Southern California Rev. VRDO	5.050%	10/1/2008	400	400
4 Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan4.500% VRDO 10/1/2008	850	850

Total Tax-Exempt Municipal Bonds
(Cost $3,850)				3,850

Taxable Municipal Bonds (0.5%)

4 Florida Hurricane Catastrophe Fund Finance Corp. Rev.	3.268%	10/15/2012	1,090	1,037
Louisiana Public Facs. Auth. Systems Rev.	4.500%	2/1/2014	1,600	1,617
New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Proj7.500%	8/1/2016	75	66

Total Taxable Municipal Bonds
(Cost $2,762)				2,720

			Shares

Preferred Stock (0.9%)

Aspen Insurance Holdings	7.401%		5,950	88
4 Bank of America Corp.	5.908%		16,750	213
4 Fannie Mae	5.948%		21,600	36
4 Goldman Sachs Group, Inc.	6.050%		46,000	575
6 Lehman Brothers Holdings	7.250%	700	1
4 Merrill Lynch & Co., Inc.	6.000%		3,400	33
Santander Financial	6.800%		9,200	155
Southern California Edison Co.	5.349%		32,580	3,224
4 SunTrust Banks, Inc.	6.224%		8,500	127
4 Zions Bancorp.	6.214%		6,675	75

Total Preferred Stock
(Cost $6,866)				4,527

Temporary Cash Investment (2.7%)

7 Vanguard Market Liquidity Fund
(Cost $13,277)	2.296%		13,276,597	13,277

Total Investments (100.9%)
(Cost $532,595)				502,297

Other Assets and Liabilities-Net (-0.9%)				(4,628)

Net Assets (100%)				497,669

1	Securities with a value of $1,066,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate note.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $68,219,000, representing 13.7% of net assets.
6	Non-income-producing security--security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.REIT - Real Estate Investment Trust.VRDO - Variable Rate Demand Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that portfolio's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $532,595,000. Net unrealized depreciation of investment securities for tax purposes was $30,298,000, consisting of unrealized gains of $2,360,000 on securities that had risen in value since their purchase and $32,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(548)	61,505	(155)
2-Year U.S. Treasury Note	97	20,703	(35)
10-Year U.S. Treasury Note	(17)	1,949	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The portfolio has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market.The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps,the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2008, the portfolio had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer (1)	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Credit Protection Sold
Burlington Northern Santa Fe Corp.	6/20/2012	DBS	400	0.400%	2
Johnson & Johnson	9/20/2012	GSI	410	0.070%	(3)
Johnson & Johnson	9/20/2012	UBS	160	0.080%	(1)
Credit Protection Purchased
AT&T Inc.	6/20/2013	GSI	300	(1.040%)	(2)
Merrill Lynch	9/20/2013	BOA	300	(2.900%)	18

					14

Interest Rate Swaps
Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)(2)	Unrealized Appreciation (Depreciation) ($000)

6/2/2009	DBS	1,350	3.765%	(2.811%)	-
5/18/2010	BZW	1,100	2.553%	(2.807%)	(17)
8/15/2010	JPM	12,000	4.043%	(2.804%)	124
9/30/2010	BZW	33,281	3.440%	(3.762%)	5

					112

(1)	BOA-Bank of America. BZW-Barclays Capital Inc. DBS-Deutsche Bank Securities. GSI-Goldman Sachs International. JPM-JPMorgan Chase. UBS-UBS AG
(2)Based	on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-- Quoted prices in active markets for identical securities.
Level 2-- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)	Futures Contracts ($000)

Level 1- Quoted prices	17,804		(177)

Level 2- Other significant observable inputs	484,493	126	-

Level 3- Significant unobservable inputs	-	-	-

Total	502,297	126	(177)

Vanguard VVIF High Yield Portfolio

Schedule of Investments

As of September 30, 2008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.7%)
U. S. Government Securities (4.7%)
	U.S. Treasury Note	5.500%	5/15/09	525	537
	U.S. Treasury Note	5.750%	8/15/10	2,375	2,545
	U.S. Treasury Note	4.875%	7/31/11	2,400	2,575
	U.S. Treasury Note	4.000%	11/15/12	2,750	2,893
	U.S. Treasury Note	4.250%	8/15/13	1,900	2,020
Total U.S. Government and Agency Obligations (Cost $10,078)					10,570
Corporate Bonds (92.7%)
Finance (2.5%)
	Banking (0.2%)
	Chevy Chase Savings Bank	6.875%	12/1/13	645	514

	Finance Companies (0.7%)
	General Motors Acceptance Corp. LLC	6.875%	8/28/12	1,050	410
	General Motors Acceptance Corp. LLC	6.750%	12/1/14	700	276
	General Motors Acceptance Corp. LLC	8.000%	11/1/31	1,900	741

	Insurance (0.6%)
	Provident Funding Mortgage Loan Trust	7.000%	7/15/18	805	784
	UnumProvident Corp.	6.750%	12/15/28	585	484
	UnumProvident Corp.	7.375%	6/15/32	175	154

	Real Estate Investment Trusts (1.0%)
[1]	Rouse Co.	6.750%	5/1/13	2,215	1,516
	Rouse Co.	5.375%	11/26/13	1,105	677
					5,556
Industrial (76.1%)
	Basic Industry (11.7%)
	Arcelormittal	6.500%	4/15/14	1,175	1,190
	Arch Western Finance	6.750%	7/1/13	1,840	1,730
	Bowater Canada Finance	7.950%	11/15/11	410	207
[2,4]	Calpine Corp.	6.645%	3/29/14	2,791	2,344
	Cascades Inc.	7.250%	2/15/13	1,110	860
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	1,080	1,056
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	2,845	2,788
	Georgia Gulf Corp.	9.500%	10/15/14	1,195	735
	Georgia-Pacific Corp.	8.125%	5/15/11	945	933
[1]	Georgia-Pacific Corp.	7.125%	1/15/17	2,140	1,910
	Georgia-Pacific Corp.	8.000%	1/15/24	550	489
	IMC Global, Inc.	7.300%	1/15/28	640	610
	International Paper Co.	7.950%	6/15/18	1,120	1,110
[1]	Lender Process Services	8.125%	7/1/16	390	384
	Methanex Corp.	8.750%	8/15/12	725	745
[1]	Mosaic Co.	7.375%	12/1/14	150	156
[1]	Mosaic Co.	7.875%	12/1/16	125	131
[2,4]	Mylan Inc.	7.000%	12/11/17	428	389

[2,4]	Mylan Inc.	7.063%	12/11/17	413	376
[2,4]	Mylan Inc.	7.063%	12/11/17	206	188
	Neenah Paper Inc.	7.375%	11/15/14	810	607
	Novelis Inc.	7.250%	2/15/15	2,410	2,085
	Smurfit-Stone Container	8.000%	3/15/17	1,885	1,470
	Stone Container Corp.	7.375%	7/15/14	550	423
	US Steel Corp.	7.000%	2/1/18	1,950	1,766
[1]	Vedanta Resources PLC	9.500%	7/18/18	1,985	1,856

	Capital Goods (5.4%)
	Alliant Techsystems Inc.	6.750%	4/1/16	715	669
	Allied Waste North America Inc.	5.750%	2/15/11	195	186
	Allied Waste North America Inc.	6.375%	4/15/11	300	291
	Allied Waste North America Inc.	7.250%	3/15/15	170	162
	Allied Waste North America Inc.	7.125%	5/15/16	220	206
	Allied Waste North America Inc.	6.875%	6/1/17	1,920	1,848
[1]	Ashtead Capital Inc.	9.000%	8/15/16	763	664
[1]	Ashtead Holding PLC	8.625%	8/1/15	360	313
	Ball Corp.	6.625%	3/15/18	520	484
	Case New Holland Inc.	7.125%	3/1/14	1,530	1,434
	Crown Americas Inc.	7.625%	11/15/13	615	606
	Crown Americas Inc.	7.750%	11/15/15	615	606
	L-3 Communications Corp.	7.625%	6/15/12	950	938
	L-3 Communications Corp.	6.375%	10/15/15	450	414
	Owens-Brockway Glass Container, Inc.	8.250%	5/15/13	85	85
	Texas Industries Inc.	7.250%	7/15/13	530	461
	United Rentals NA Inc.	6.500%	2/15/12	2,630	2,196
	United Rentals NA Inc.	7.750%	11/15/13	750	566

	Communication (17.8%)
	CanWest Media Inc.	8.000%	9/15/12	2,075	1,722
[1]	CanWest MediaWorks LP	9.250%	8/1/15	1,465	1,091
[1]	Charter Communications OPT LLC	8.000%	4/30/12	1,790	1,620
[1]	Charter Communications OPT LLC	8.375%	4/30/14	3,105	2,764
	Citizens Communications	9.250%	5/15/11	1,680	1,688
	Cricket Communications I	9.375%	11/1/14	1,030	945
[1]	Cricket Communications I	10.000%	7/15/15	70	67
	CSC Holdings, Inc.	8.125%	7/15/09	25	25
	CSC Holdings, Inc.	8.125%	8/15/09	645	639
	CSC Holdings, Inc.	7.625%	4/1/11	380	364
	CSC Holdings, Inc.	6.750%	4/15/12	850	779
	CSC Holdings, Inc.	7.875%	2/15/18	1,190	1,047
	CSC Holdings, Inc.	7.625%	7/15/18	2,485	2,162
	Dex Media, Inc.	8.000%	11/15/13	900	414
	DirecTV Holdings	6.375%	6/15/15	2,040	1,790
[1]	DirecTV Holdings	7.625%	5/15/16	1,380	1,277
	GCI Inc.	7.250%	2/15/14	1,410	1,230
	Idearc Inc.	8.000%	11/15/16	1,030	291
	Intelsat Bermuda Ltd.	7.625%	4/15/12	1,375	1,045
	Intelsat Bermuda Ltd.	6.500%	11/1/13	1,670	1,069
[1]	Intelsat Corp.	9.250%	8/15/14	1,100	1,045
[1]	Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/13	1,240	1,166

	Lamar Media Corp.	7.250%	1/1/13	140	126
	Lamar Media Corp.	6.625%	8/15/15	530	440
	Liberty Media Corp.	5.700%	5/15/13	2,138	1,784
	Liberty Media Corp.	8.500%	7/15/29	270	196
	Liberty Media Corp.	8.250%	2/1/30	1,230	868
	Mediacom Broadband LLC	8.500%	10/15/15	1,325	1,100
	Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/13	910	815
	Medianews Group Inc.	6.875%	10/1/13	745	283
	MetroPCS Wireless Inc.	9.250%	11/1/14	1,100	1,031
[3]	Quebecor Media Inc.	7.750%	3/15/16	1,125	991
	Quebecor Media Inc.	7.750%	3/15/16	1,235	1,088
	Qwest Communications International Inc.	8.875%	3/15/12	2,350	2,282
	Qwest Communications International Inc.	7.500%	10/1/14	440	387
	R.H. Donnelley Corp.	8.875%	1/15/16	2,165	714
	R.H. Donnelley Corp.	8.875%	10/15/17	515	173
	Sprint Capital Corp.	6.900%	5/1/19	680	534
	Sprint Nextel Corp.	6.000%	12/1/16	1,016	777
	US West Communications Group	6.875%	9/15/33	885	597
[1]	Videotron Ltd.	9.125%	4/15/18	170	172
	Windstream Corp.	8.125%	8/1/13	285	273
	Windstream Corp.	8.625%	8/1/16	925	858
	Windstream Corp.	7.000%	3/15/19	500	405

	Consumer Cyclical (12.2%)
	AMC Entertainment Inc.	8.000%	3/1/14	570	487
	Corrections Corp. of America	6.250%	3/15/13	345	330
	Corrections Corp. of America	6.750%	1/31/14	265	248
[2]	Ford Motor Credit Co.	7.241%	4/15/12	665	601
	Ford Motor Credit Co.	7.000%	10/1/13	3,895	2,417
[2,4]	Ford Motor Credit Co.	5.490%	12/15/13	4,457	2,897
	Ford Motor Credit Co.	8.000%	12/15/16	1,825	1,165
	General Motors Corp.	8.250%	7/15/23	995	393
	General Motors Corp.	8.375%	7/15/33	95	39
	Harrah's Operating Co., Inc.	5.625%	6/1/15	990	277
	Harrah's Operating Co., Inc.	6.500%	6/1/16	490	135
	Harrah's Operating Co., Inc.	5.750%	10/1/17	2,060	556
	Host Hotels & Resorts LP	6.875%	11/1/14	1,290	1,109
	Host Marriott LP	7.125%	11/1/13	1,990	1,761
	Mandalay Resort Group	9.375%	2/15/10	1,105	995
	Marquee Holdings Inc.	9.505%	8/15/14	785	593
	Marquee Inc.	8.625%	8/15/12	695	688
	MGM Mirage, Inc.	8.500%	9/15/10	1,670	1,570
	MGM Mirage, Inc.	8.375%	2/1/11	355	289
	MGM Mirage, Inc.	6.750%	9/1/12	1,270	1,016
	MGM Mirage, Inc.	6.625%	7/15/15	260	182
	Park Place Entertainment Corp.	8.125%	5/15/11	50	30
	Rite Aid Corp	10.375%	7/15/16	1,100	957
	Rite Aid Corp.	7.500%	3/1/17	640	493
	Seneca Gaming Corp.	7.250%	5/1/12	815	713
	Service Corp. International	7.375%	10/1/14	295	274
	Service Corp. International	6.750%	4/1/16	110	95
	Service Corp. International	7.000%	6/15/17	1,175	1,016

	Service Corp. International	7.625%	10/1/18	940	858
	Station Casinos	6.625%	3/15/18	310	102
	Tenneco Automotive Inc.	10.250%	7/15/13	291	298
[1]	TRW Automotive Inc.	7.000%	3/15/14	2,635	2,161
[1]	TRW Automotive Inc.	7.250%	3/15/17	1,365	1,072
	Wynn Las Vegas LLC	6.625%	12/1/14	1,110	946
	Wynn Las Vegas LLC	6.625%	12/1/14	1,010	861

	Consumer Noncyclical (12.0%)
	Aramark Corp.	8.500%	2/1/15	1,925	1,819
	Bio-Rad Laboratories Inc.	7.500%	8/15/13	195	191
	Bio-Rad Laboratories Inc.	6.125%	12/15/14	290	267
	Biomet, Inc.	10.000%	10/15/17	205	208
	Biomet, Inc.	11.625%	10/15/17	480	484
	Community Health Systems	8.875%	7/15/15	2,410	2,302
	Constellation Brands Inc.	7.250%	9/1/16	1,780	1,646
	Constellation Brands Inc.	7.250%	5/15/17	680	636
	Delhaize America Inc.	9.000%	4/15/31	135	143
[2]	Elan Financial PLC	6.804%	11/15/11	840	777
	Elan Financial PLC	7.750%	11/15/11	2,275	2,102
	Elan Financial PLC	8.875%	12/1/13	1,205	1,036
	Fisher Scientific International Inc.	6.750%	8/15/14	385	384
	Fisher Scientific International Inc.	6.125%	7/1/15	750	722
	HCA Inc.	5.750%	3/15/14	260	209
	HCA Inc.	6.375%	1/15/15	2,390	1,900
	HCA Inc.	6.500%	2/15/16	1,390	1,105
	HCA Inc.	9.250%	11/15/16	1,885	1,838
	HCA Inc.	7.690%	6/15/25	130	100
	Omnicare, Inc.	6.125%	6/1/13	70	63
	Omnicare, Inc.	6.750%	12/15/13	390	357
	Omnicare, Inc.	6.875%	12/15/15	500	456
	Reynolds American Inc.	7.250%	6/1/13	1,190	1,224
	Reynolds American Inc.	7.300%	7/15/15	1,040	1,037
	Smithfield Foods, Inc.	7.750%	7/1/17	1,780	1,388
	SUPERVALU Inc.	7.500%	11/15/14	365	354
	Tenet Healthcare Corp.	6.500%	6/1/12	375	343
	Tenet Healthcare Corp.	7.375%	2/1/13	380	346
	Tenet Healthcare Corp.	9.875%	7/1/14	1,605	1,565
	Tenet Healthcare Corp.	9.250%	2/1/15	315	298
	Ventas Realty LP/Capital Corp.	6.625%	10/15/14	710	682
	Ventas Realty LP/Capital Corp.	7.125%	6/1/15	470	461
	Ventas Realty LP/Capital Corp.	6.500%	6/1/16	705	664

	Energy (12.9%)
	Chesapeake Energy Corp.	6.625%	1/15/16	1,020	926
	Chesapeake Energy Corp.	6.875%	1/15/16	845	758
	Chesapeake Energy Corp.	6.500%	8/15/17	1,780	1,566
	Chesapeake Energy Corp.	6.250%	1/15/18	1,645	1,415
	Encore Acquisition Co.	6.250%	4/15/14	150	125
	Encore Acquisition Co.	6.000%	7/15/15	495	398
	Forest Oil Corp.	8.000%	12/15/11	640	643
	Forest Oil Corp.	7.750%	5/1/14	350	333

	Forest Oil Corp.	7.250%	6/15/19	1,080	929
	Hornbeck Offshore Services	6.125%	12/1/14	845	748
	Newfield Exploration Co.	6.625%	4/15/16	660	592
	Newfield Exploration Co.	7.125%	5/15/18	1,040	894
	OPTI Canada Inc.	7.875%	12/15/14	675	613
	OPTI Canada Inc.	8.250%	12/15/14	1,865	1,723
	Peabody Energy Corp.	6.875%	3/15/13	1,135	1,095
	Peabody Energy Corp.	7.375%	11/1/16	1,930	1,853
	Peabody Energy Corp.	7.875%	11/1/26	1,315	1,262
	Petrohawk Energy Corp.	9.125%	7/15/13	365	349
[1]	Petrohawk Energy Corp.	7.875%	6/1/15	810	717
[1]	Petroplus Finance Ltd.	6.750%	5/1/14	1,400	1,232
[1]	Petroplus Finance Ltd.	7.000%	5/1/17	1,825	1,611
	Pioneer Natural Resources Co.	5.875%	7/15/16	990	885
	Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	1,688
	Pioneer Natural Resources Co.	6.875%	5/1/18	1,260	1,127
	Pioneer Natural Resources Co.	7.200%	1/15/28	345	297
	Plains Exploration & Production Co.	7.750%	6/15/15	275	253
	Plains Exploration & Production Co.	7.000%	3/15/17	440	383
	Plains Exploration & Production Co.	7.625%	6/1/18	500	442
	Pride International Inc.	7.375%	7/15/14	1,450	1,385
[1]	Sandridge Energy Inc.	8.000%	6/1/18	755	653
[1]	Southwestern Energy	7.500%	2/1/18	1,250	1,225
	Whiting Petroleum Corp.	7.250%	5/1/12	520	478
	Whiting Petroleum Corp.	7.250%	5/1/13	625	575
	Whiting Petroleum Corp.	7.000%	2/1/14	110	96

	Other Industrial (0.0%)
	UCAR Finance, Inc.	10.250%	2/15/12	30	31

	Technology (1.6%)
	Freescale Semiconductor	8.875%	12/15/14	1,825	1,277
	IKON Office Solutions	7.750%	9/15/15	610	653
	NXP BV	7.875%	10/15/14	1,775	1,202
	Sensata Technologies	8.000%	5/1/14	450	385

	Transportation (2.5%)
[2]	Avis Budget Car Rental	5.304%	5/15/14	220	140
	Avis Budget Car Rental	7.625%	5/15/14	1,600	1,040
	Avis Budget Car Rental	7.750%	5/15/16	1,265	803
[3]	Continental Airlines, Inc.	9.798%	4/1/21	876	670
	Continental Airlines, Inc.	6.903%	4/19/22	590	422
	Hertz Corp.	8.875%	1/1/14	2,100	1,817
	Hertz Corp.	10.500%	1/1/16	890	752
					171,993
Utilities (14.1%)
	Electric (11.0%)
[1]	AES Corp.	8.750%	5/15/13	539	544
	AES Corp.	7.750%	10/15/15	1,390	1,268
	AES Corp.	8.000%	10/15/17	595	547
[1]	AES Corp.	8.000%	6/1/20	565	494
	Aquila Inc.	7.950%	2/1/11	1,015	1,025

Aquila Inc.	11.875%	7/1/12	270	296

	Dynegy Inc.	8.375%	5/1/16	2,085	1,824
	Dynegy Inc.	7.750%	6/1/19	1,150	957
	Edison Mission Energy	7.500%	6/15/13	170	163
	Edison Mission Energy	7.000%	5/15/17	830	751
	Edison Mission Energy	7.200%	5/15/19	870	770
[1]	Intergen NV	9.000%	6/30/17	990	993
[1]	IPALCO Enterprises, Inc.	7.250%	4/1/16	340	328
	Mirant North America LLC	7.375%	12/31/13	1,640	1,525
	Nevada Power Co.	5.875%	1/15/15	520	495
	NRG Energy Inc.	7.250%	2/1/14	825	759
	NRG Energy Inc.	7.375%	2/1/16	2,665	2,452
	NRG Energy Inc.	7.375%	1/15/17	2,175	1,979
	Reliant Energy, Inc.	6.750%	12/15/14	2,372	2,064
	Reliant Energy, Inc.	7.875%	6/15/17	575	426
[1]	Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	1,375	1,241
	TXU Corp.	5.550%	11/15/14	1,735	1,319
	TXU Corp.	6.500%	11/15/24	2,170	1,411
	TXU Corp.	6.550%	11/15/34	1,860	1,191

	Natural Gas (3.1%)
	EL Paso Corp.	7.000%	6/15/17	825	753
	El Paso Natural Gas Co.	7.250%	6/1/18	1,880	1,774
	Kinder Morgan, Inc.	5.700%	1/5/16	550	491
[1]	NGPL Pipeco LLC	7.119%	12/15/17	1,265	1,260
	Suburban Propane Partners	6.875%	12/15/13	650	578
	Williams Cos., Inc.	8.125%	3/15/12	770	789
	Williams Cos., Inc.	7.500%	1/15/31	800	736
	Williams Partners LP	7.500%	6/15/11	450	446
	Williams Partners LP	7.250%	2/1/17	375	352
					32,001
Total Corporate Bonds (Cost $245,674)					209,550
Total Investments (97.4%) (Cost $255,752)					220,120
Other Assets and Liabilities-Net (2.6%)					5,915
Net Assets (100%)					226,035

1					Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $29,663,000, representing 13.1% of net assets.
2					Adjustable-rate security.
3					The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4					Certain of the portfolio’s securities are senior, secured, high-yield floating-rate loans. These loans are debt obligations issued by the public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2008, the aggregate value of these securities was $6,194,000, representing 2.7% of net assets.

VVIF High Yield Portfolio

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $255,752,000. Net unrealized depreciation of investment securities for tax purposes was $35,632,000, consisting of unrealized gains of $620,000 on securities that had risen in value since their purchase and $36,252,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the portfolio's investments were valued based on Level 2 inputs.

Vanguard VVIF Total Stock Market Fund

Schedule of Investments

As of September 30, 2008

				Shares	Market Value ($000)
U.S. Stock Funds (100.0%)
	VVIF-Equity Index Portfolio			20,131,716	453,568
	Vanguard Extended Market Index Fund – Investor Shares			3,139,802	104,524
					558,092
	Coupon
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund	2.296%	10/7/08	846,209	846
Total Investments (100.1%) (Cost $667,175)					558,938
Other Assets and Liabilities-Net (-0.1%)					(630)
Net Assets (100%)					558,308

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

At September 30, 2008, the cost of investment securities for tax purposes was $667,175,000. Net unrealized depreciation of investment securities for tax purposes was $108,237,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard VVIF- Balanced Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (65.3%)
Consumer Discretionary (3.9%)
	Comcast Corp. Class A	600,075	11,780
	The Walt Disney Co.	291,200	8,937
	Staples, Inc.	366,800	8,253
	Honda Motor Co., Ltd ADR	231,000	6,955
	Time Warner, Inc.	421,700	5,529
*	Viacom Inc. Class B	219,500	5,452
	Home Depot, Inc.	87,700	2,271
*	Ford Motor Co.	357,950	1,861
			51,038
Consumer Staples (7.3%)
	Wal-Mart Stores, Inc.	255,100	15,278
	The Procter & Gamble Co.	196,267	13,678
	Nestle SA ADR	264,750	11,404
	PepsiCo, Inc.	149,300	10,641
	Kimberly-Clark Corp.	134,900	8,747
	The Coca-Cola Co.	148,600	7,858
	Sysco Corp.	223,300	6,884
	Altria Group, Inc.	327,700	6,501
	SABMiller PLC	329,214	6,428
	Walgreen Co.	168,600	5,220
	Unilever NV ADR	83,400	2,348
	SABMiller PLC ADR	36,600	713
			95,700
Energy (10.9%)
	Chevron Corp.	294,600	24,299
	ExxonMobil Corp.	272,300	21,147
	Total SA ADR	329,312	19,983
	EnCana Corp.	212,672	13,979
	XTO Energy, Inc.	234,075	10,889
	Schlumberger Ltd.	134,900	10,534
	Marathon Oil Corp.	249,400	9,944
	Anadarko Petroleum Corp.	173,300	8,407
	BP PLC ADR	136,200	6,833
	ConocoPhillips Co.	79,970	5,858
	Eni SpA ADR	105,100	5,565
	Petroleo Brasileiro SA ADR	98,800	4,342
	El Paso Corp.	108,900	1,389
			143,169
Financials (9.0%)
	Bank of America Corp.	596,835	20,889
	JPMorgan Chase & Co.	231,348	10,804
	Ace Ltd.	197,200	10,674
	State Street Corp.	175,000	9,954
	Capital One Financial Corp.	195,100	9,950

	Citigroup, Inc.	442,633	9,078
	Prudential Financial, Inc.	109,300	7,870
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	47,625	7,184
*	UBS AG (New York Shares)	404,871	7,101
	PNC Financial Services Group	86,500	6,462
	The Hartford Financial Services Group Inc.	128,100	5,251
	Morgan Stanley	168,600	3,878
	U.S. Bancorp	81,100	2,921
	Marsh & McLennan Cos., Inc.	90,500	2,874
	Comerica, Inc.	65,400	2,145
	The Goldman Sachs Group, Inc.	15,500	1,984
			119,019
Health Care (8.5%)
	Eli Lilly & Co.	394,300	17,361
	Medtronic, Inc.	310,300	15,546
	Abbott Laboratories	223,800	12,886
	Schering-Plough Corp.	552,200	10,199
	Wyeth	269,800	9,967
	Bristol-Myers Squibb Co.	430,400	8,974
	AstraZeneca Group PLC ADR	183,600	8,056
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	158,100	7,239
	Merck & Co., Inc.	227,300	7,174
	UnitedHealth Group Inc.	269,700	6,848
	Sanofi-Aventis ADR	126,723	4,165
	Cardinal Health, Inc.	50,500	2,489
	UCB SA	28,790	1,023
			111,927
Industrials (8.4%)
	General Electric Co.	925,500	23,600
	Deere & Co.	238,700	11,816
	Lockheed Martin Corp.	104,400	11,449
	Waste Management, Inc.	267,700	8,430
	FedEx Corp.	105,200	8,315
	Canadian National Railway Co.	167,000	7,988
	Siemens AG	81,639	7,615
	United Parcel Service, Inc.	108,200	6,805
	Parker Hannifin Corp.	101,800	5,395
	Northrop Grumman Corp.	88,600	5,364
	Illinois Tool Works, Inc.	105,600	4,694
	Honeywell International Inc.	74,600	3,100
	Mitsui & Co., Ltd.	164,000	2,036
	PACCAR, Inc.	53,300	2,035
	British Airways PLC	510,547	1,558
	ABB Ltd. ADR	29,300	568
	Avery Dennison Corp.	12,500	556
			111,324
Information Technology (7.0%)
	International Business Machines Corp.	200,600	23,462
	Microsoft Corp.	344,600	9,197
	Accenture Ltd.	240,500	9,139

	Intel Corp.			424,900	7,958
	Automatic Data Processing, Inc.			175,300	7,494
	Applied Materials, Inc.			439,500	6,650
	Hewlett-Packard Co.			134,400	6,215
	Texas Instruments, Inc.			255,100	5,485
	Canon, Inc.			102,300	3,878
	Keyence Corp.			19,400	3,870
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR			354,183	3,319
	ASML Holding NV			179,102	3,130
	Nokia Corp. ADR			99,000	1,846
	ASML Holding NV (New York Shares)			42,622	751
					92,394
Materials (4.0%)
	International Paper Co.			354,000	9,268
	E.I. du Pont de Nemours & Co.			197,486	7,958
	Syngenta AG ADR			171,000	7,237
	Alcoa Inc.			255,700	5,774
	Rohm & Haas Co.			76,900	5,383
	Dow Chemical Co.			136,600	4,341
	Air Products & Chemicals, Inc.			62,800	4,301
	Companhia Vale do Rio Doce ADR			187,040	3,582
	Holcim Ltd. (Registered)			47,885	3,509
	Newmont Mining Corp. (Holding Co.)			50,100	1,942
					53,295
Telecommunication Services (2.9%)
	AT&T Inc.			1,065,022	29,736
	Verizon Communications Inc.			262,212	8,414
					38,150
Utilities (3.4%)
	Exelon Corp.			201,300	12,605
	Dominion Resources, Inc.			234,300	10,023
	FPL Group, Inc.			176,700	8,888
	PG&E Corp.			176,700	6,618
	Veolia Environment ADR			95,400	3,938
	Progress Energy, Inc.			51,500	2,221
					44,293
Total Common Stocks (Cost $777,758)					860,309
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.2%)
U. S. Government Securities (0.4%)
	U.S. Treasury Note	2.375%	8/31/10	5,000	5,042

Conventional Mortgage-Backed Securities (1.8%)
[1,2]	Federal National Mortgage Assn.	6.000%	4/1/21–8/1/21	1,779	1,816
[1]	Government National Mortgage Assn.	6.000%	7/15/26–4/15/36	8,478	8,632
[1]	Government National Mortgage Assn.	6.500%	5/15/28–7/15/31	231	240
[1]	Government National Mortgage Assn.	8.000%	9/15/30	89	95

[1]	Government National Mortgage Assn.	7.000%	11/15/31–11/15/33	491	520
[1]	Government National Mortgage Assn.	5.500%	2/15/33–3/15/38	12,813	12,847
					24,150
Total U.S. Government and Agency Obligations (Cost $28,893)					29,192
Corporate Bonds (28.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[1]	Adjustable Rate Mortgage Trust	5.681%	3/25/36	455	334
[1]	AmeriCredit Automobile Receivables Trust	5.210%	10/6/11	418	407
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	1,000	921
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/42	765	671
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/42	740	641
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.331%	2/11/44	1,625	1,374
[1]	Capital One Auto Finance Trust	5.450%	2/15/11	24	24
[1]	Capital One Auto Finance Trust	5.070%	7/15/11	287	281
[1]	CarMax Auto Owner Trust	4.910%	1/18/11	860	857
[1]	Chase Issuance Trust	4.650%	12/17/12	1,000	982
[1]	Countrywide Home Loans	6.000%	5/25/37	550	440
[1]	DaimlerChrysler Auto Trust	4.980%	2/8/11	366	363
[1]	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	1,000	918
[1]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,000	962
[1]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	240	212
[1]	GSR Mortgage Loan Trust	5.779%	5/25/47	1,325	930
[1]	Household Automotive Trust	5.280%	9/17/11	1,284	1,278
[1]	JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/37	960	855
[1,3]	Marriott Vacation Club Owner Trust	5.362%	10/20/28	356	332
[1]	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	1,000	935
[1]	Morgan Stanley Mortgage Loan Trust	6.000%	8/25/37	481	393
[1]	Nissan Auto Lease Trust	5.110%	3/15/10	834	832
[1]	PSE&G Transition Funding LLC	6.450%	3/15/13	238	247
[1]	Sequoia Mortgage Trust	5.823%	2/20/47	1,872	1,562
[1]	USAA Auto Owner Trust	4.130%	11/15/11	563	563
[1]	Wachovia Auto Owner Trust	4.930%	11/20/12	1,000	987
[1]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	750	660
[1]	Wells Fargo Mortgage Backed Securities Trust	6.029%	9/25/36	1,003	838
[1]	WFS Financial Owner Trust	3.930%	2/17/12	532	532
[1]	World Omni Auto Receivables Trust	3.820%	11/14/11	220	219
					20,550
Finance (12.1%)
	Banking (5.2%)
[3]	ANZ National Bank International Ltd.	6.200%	7/19/13	1,170	1,193
	Bank of America Corp.	4.375%	12/1/10	1,000	962
	Bank of America Corp.	5.300%	3/15/17	2,000	1,731
	Bank of America Corp.	5.625%	3/8/35	2,845	1,872

	Bank of America Corp.	6.000%	10/15/36	1,000	787
[1]	Bank of America Corp.	8.000%	12/29/49	850	722
	Bank of New York Mellon	5.125%	11/1/11	1,000	985
	Bank of New York Mellon	4.950%	11/1/12	1,000	972
	Bank of New York Mellon	4.950%	3/15/15	1,345	1,199
[1,3]	Barclays Bank PLC	5.926%	12/15/49	2,000	1,432
	BB&T Corp.	4.900%	6/30/17	1,000	762
[1,3]	BTMU Curacao Holdings NV	4.760%	7/21/15	1,595	1,544
	Citigroup, Inc.	4.625%	8/3/10	600	538
	Citigroup, Inc.	5.300%	10/17/12	1,500	1,319
	Citigroup, Inc.	6.125%	11/21/17	2,320	1,879
	Citigroup, Inc.	6.625%	6/15/32	2,000	1,655
	Citigroup, Inc.	6.125%	8/25/36	1,000	744
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	2,000	1,995
	Credit Suisse New York	5.000%	5/15/13	2,250	2,148
	Deutsche Bank AG London	5.375%	10/12/12	825	795
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	1,841
	Fifth Third Bancorp.	4.200%	2/23/10	2,000	1,020
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	2,395	1,591
	HSBC Bank USA	4.625%	4/1/14	1,290	1,148
	HSBC Holdings PLC	6.500%	5/2/36	1,000	832
	Huntington National Bank	4.900%	1/15/14	1,000	693
	JPMorgan Chase & Co.	6.750%	2/1/11	1,000	996
	JPMorgan Chase & Co.	5.125%	9/15/14	1,000	909
	JPMorgan Chase & Co.	6.000%	1/15/18	2,500	2,274
[1]	JPMorgan Chase & Co.	7.900%	12/29/49	1,233	1,020
	Mellon Bank NA	4.750%	12/15/14	250	225
[3]	Mizuho Finance (Cayman)	5.790%	4/15/14	2,000	2,015
	National City Bank	4.150%	8/1/09	1,725	742
	National City Corp.	6.875%	5/15/19	1,000	500
	Northern Trust Co.	5.300%	8/29/11	1,205	1,185
	Northern Trust Co.	5.200%	11/9/12	1,025	1,018
[3]	Overseas Chinese Banking Corp.	7.750%	9/6/11	600	631
	Paribas NY	6.950%	7/22/13	2,000	2,188
	PNC Bank NA	4.875%	9/21/17	1,500	1,288
[1]	PNC Funding Corp.	8.250%	5/31/49	1,300	1,209
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	300	268
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,440	2,165
[3]	Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/08	900	901
	State Street Corp.	5.375%	4/30/17	2,775	2,331
	SunTrust Banks, Inc.	4.250%	10/15/09	320	315
	UBS AG	5.875%	7/15/16	2,000	1,838
	UFJ Finance Aruba AEC	6.750%	7/15/13	2,000	2,086
	US Bank NA	6.300%	2/4/14	1,000	977
	Wachovia Bank NA	6.600%	1/15/38	2,000	1,000
	Wachovia Corp.	7.500%	4/15/35	1,000	750
[3]	WEA Finance LLC	7.125%	4/15/18	1,000	907
	Wells Fargo & Co.	5.125%	9/1/12	1,000	964
	Wells Fargo & Co.	5.250%	10/23/12	1,000	968
	Wells Fargo Bank NA	6.450%	2/1/11	2,000	2,011

[1]	Wells Fargo Capital XIII	7.700%	12/29/49	1,500	1,350
	World Savings Bank, FSB	4.125%	12/15/09	1,805	1,624

	Brokerage (1.5%)
	Ameriprise Financial Inc.	5.350%	11/15/10	755	750
	Dean Witter, Discover & Co.	6.750%	10/15/13	1,000	630
	Goldman Sachs Group, Inc.	5.000%	1/15/11	500	465
	Goldman Sachs Group, Inc.	5.300%	2/14/12	2,000	1,775
	Goldman Sachs Group, Inc.	5.350%	1/15/16	2,500	2,062
	Goldman Sachs Group, Inc.	5.625%	1/15/17	1,000	830
	Goldman Sachs Group, Inc.	5.950%	1/18/18	1,325	1,100
	Goldman Sachs Group, Inc.	6.450%	5/1/36	2,000	1,400
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,360	952
[4]	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	1,500	188
[4]	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	1,500	195
[4]	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	1,500	188
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,000	916
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	2,000	1,568
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	1,250	1,094
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	1,000	752
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,000	825
	Morgan Stanley Dean Witter	6.600%	4/1/12	1,000	680
	Morgan Stanley Dean Witter	6.000%	4/28/15	1,000	630
	Morgan Stanley Dean Witter	5.450%	1/9/17	1,000	650
	Morgan Stanley Dean Witter	6.250%	8/9/26	3,000	1,829

	Finance Companies (1.6%)
	American Express Bank, FSB	5.550%	10/17/12	1,500	1,376
	American Express Co.	4.750%	6/17/09	1,000	988
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,192
[3]	American Express Travel	5.250%	11/21/11	1,000	967
	Capital One Bank	6.500%	6/13/13	650	588
	Capital One Capital IV	6.745%	2/17/37	1,100	550
	Capital One Financial Corp.	5.700%	9/15/11	1,070	907
	CIT Group, Inc.	4.125%	11/3/09	1,000	750
	CIT Group, Inc.	7.625%	11/30/12	555	330
	Countrywide Home Loan	5.625%	7/15/09	1,000	940
	General Electric Capital Corp.	6.125%	2/22/11	600	589
	General Electric Capital Corp.	5.875%	2/15/12	2,000	1,937
	General Electric Capital Corp.	5.250%	10/19/12	1,000	937
	General Electric Capital Corp.	5.450%	1/15/13	1,000	928
	General Electric Capital Corp.	6.750%	3/15/32	1,000	832
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,190
	HSBC Finance Corp.	5.700%	6/1/11	770	740
	HSBC Finance Corp.	6.375%	10/15/11	1,000	959
	HSBC Finance Corp.	5.500%	1/19/16	1,000	821
	International Lease Finance Corp.	5.400%	2/15/12	1,000	720
	International Lease Finance Corp.	5.300%	5/1/12	1,000	720
	NYSE Euronext	4.800%	6/28/13	1,570	1,499

	Insurance (3.1%)
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,795	1,662
	Aetna, Inc.	6.500%	9/15/18	335	328
	Allstate Corp.	5.000%	8/15/14	1,000	936
	Allstate Corp.	6.750%	5/15/18	1,000	995
[1]	Allstate Corp.	6.125%	5/15/37	1,000	752
	American International Group, Inc.	4.700%	10/1/10	3,200	2,112
	American International Group, Inc.	6.250%	3/15/37	720	104
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	1,973
	Chubb Corp.	6.000%	5/11/37	1,000	845
	Genworth Financial, Inc.	5.125%	3/15/11	1,410	1,331
	Genworth Financial, Inc.	5.750%	5/15/13	1,000	917
[1]	Genworth Financial, Inc.	6.150%	11/15/66	1,000	450
	Hartford Financial Services Group, Inc.	7.900%	6/15/10	2,000	2,062
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,500	1,303
	ING USA Global	4.500%	10/1/10	1,000	1,002
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,000	1,031
[1,3]	Massachusetts Mutual Life	7.625%	11/15/23	2,000	2,194
[3]	MetLife Global Funding I	4.500%	5/5/10	2,000	2,011
[3]	MetLife Global Funding I	5.125%	11/9/11	1,000	1,006
[3]	New York Life Global Funding	3.875%	1/15/09	90	90
[3]	New York Life Global Funding	5.250%	10/16/12	600	618
[3]	New York Life Insurance	5.875%	5/15/33	2,100	1,989
[3]	Pacific Life Global Funding	3.750%	1/15/09	1,110	1,108
[3]	PRICOA Global Funding I	3.900%	12/15/08	1,100	1,099
	Principal Life Income Funding	5.125%	3/1/11	1,720	1,728
	Protective Life Secured Trust	3.700%	11/24/08	1,000	999
	Protective Life Secured Trust	4.850%	8/16/10	765	781
	Prudential Financial, Inc.	5.150%	1/15/13	875	834
	Prudential Financial, Inc.	4.750%	4/1/14	2,300	2,099
[3]	TIAA Global Markets	5.125%	10/10/12	1,380	1,413
	Travelers Cos. Inc.	5.800%	5/15/18	1,600	1,469
	UnitedHealth Group, Inc.	6.000%	11/15/17	2,000	1,826
	XL Capital Ltd.	6.500%	1/15/12	2,000	1,975

	Other Finance (0.1%)
[3]	SovRisc BV	4.625%	10/31/08	2,000	2,004

	Real Estate Investment Trusts (0.6%)
	ERP Operating LP	5.375%	8/1/16	325	278
	Kimco Realty Corp.	5.783%	3/15/16	250	226
	ProLogis	5.625%	11/15/16	1,000	856
	Realty Income Corp.	6.750%	8/15/19	1,105	1,019
	Simon Property Group Inc.	5.100%	6/15/15	1,000	869
	Simon Property Group Inc.	6.100%	5/1/16	1,800	1,610
	Simon Property Group Inc.	5.875%	3/1/17	650	578
	Simon Property Group Inc.	6.125%	5/30/18	750	672
[3]	Westfield Group	5.700%	10/1/16	2,000	1,682
					159,789

Industrial (11.6%)
	Basic Industry (0.7%)
	Alcan, Inc.	4.500%	5/15/13	1,000	969
	Alcoa, Inc.	5.720%	2/23/19	1,496	1,303
	Alcoa, Inc.	5.870%	2/23/22	504	427
	BHP Finance USA Ltd.	4.800%	4/15/13	1,000	987
	Dow Chemical Co.	6.125%	2/1/11	1,000	1,041
	Dow Chemical Co.	6.000%	10/1/12	1,000	1,019
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	735	732
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	440	431
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,434
	Weyerhaeuser Co.	7.375%	3/15/32	1,000	878

	Capital Goods (1.5%)
	Boeing Capital Corp.	6.500%	2/15/12	2,000	2,102
	Caterpillar, Inc.	7.250%	9/15/09	1,000	1,013
	General Dynamics Corp.	4.250%	5/15/13	2,000	2,014
	General Electric Co.	5.250%	12/6/17	1,735	1,523
	Honeywell International, Inc.	7.500%	3/1/10	1,000	1,049
[3]	Hutchison Whampoa International Ltd.	6.500%	2/13/13	2,000	1,975
	John Deere Capital Corp.	5.350%	1/17/12	2,000	2,002
	John Deere Capital Corp.	5.100%	1/15/13	1,000	990
[3]	Siemens Financieringsmat	5.750%	10/17/16	2,225	2,159
	United Technologies Corp.	4.875%	5/1/15	325	322
	United Technologies Corp.	7.500%	9/15/29	770	821
	United Technologies Corp.	6.050%	6/1/36	675	629
	United Technologies Corp.	6.125%	7/15/38	1,300	1,212
	USA Waste Services, Inc.	7.000%	7/15/28	2,000	1,823

	Communication (2.0%)
	AT&T Inc.	5.875%	2/1/12	1,000	1,007
	AT&T Inc.	4.950%	1/15/13	1,250	1,206
	AT&T Inc.	5.100%	9/15/14	500	471
	AT&T Inc.	5.600%	5/15/18	1,000	892
	AT&T Inc.	6.450%	6/15/34	1,595	1,414
	AT&T Inc.	6.800%	5/15/36	500	451
	AT&T Inc.	6.500%	9/1/37	325	272
	BellSouth Corp.	6.550%	6/15/34	2,975	2,548
	BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	864
	Comcast Corp.	5.700%	5/15/18	1,500	1,319
	Deutsche Telekom International Finance	8.500%	6/15/10	2,000	2,079
	France Telecom	7.750%	3/1/11	2,000	2,083
	New York Times Co.	4.500%	3/15/10	300	289
	Telefonica Europe BV	7.750%	9/15/10	2,000	2,066
	Thomson Corp.	4.250%	8/15/09	1,500	1,493
	Time Warner Cable Inc.	5.850%	5/1/17	830	755
	Verizon Communications Corp.	5.500%	4/1/17	1,000	910
	Verizon Communications Corp.	5.500%	2/15/18	1,225	1,090
	Verizon Communications Corp.	6.900%	4/15/38	290	254
	Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,042

	Verizon Global Funding Corp.	7.750%	12/1/30	1,590	1,533
	Verizon Global Funding Corp.	5.850%	9/15/35	475	397
	Vodafone Group PLC	5.000%	12/16/13	1,000	972

	Consumer Cyclical (1.7%)
[3]	American Honda Finance	4.625%	4/2/13	1,000	938
	CVS Caremark Corp.	4.875%	9/15/14	1,000	936
	CVS Caremark Corp.	5.750%	6/1/17	485	444
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,355	1,317
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	1,145	1,093
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	1,000	1,004
	Federated Retail Holding	5.900%	12/1/16	522	433
[3]	Harley-Davidson Inc.	3.625%	12/15/08	1,000	995
	Home Depot Inc.	3.750%	9/15/09	1,000	963
	Home Depot Inc.	4.625%	8/15/10	1,000	977
	Kohl's Corp.	6.000%	1/15/33	1,000	771
	Lowe's Cos., Inc.	8.250%	6/1/10	290	311
	Lowe's Cos., Inc.	6.875%	2/15/28	710	710
	Lowe's Cos., Inc.	6.500%	3/15/29	1,000	954
	Lowe's Cos., Inc.	6.650%	9/15/37	655	634
	Target Corp.	5.875%	3/1/12	2,000	2,036
	Target Corp.	5.125%	1/15/13	480	481
	The Walt Disney Co.	4.700%	12/1/12	1,450	1,471
	The Walt Disney Co.	5.625%	9/15/16	1,000	1,010
	Time Warner, Inc.	5.500%	11/15/11	815	793
	Time Warner, Inc.	6.500%	11/15/36	520	421
	Wal-Mart Stores, Inc.	4.125%	2/15/11	1,000	1,005
	Wal-Mart Stores, Inc.	5.250%	9/1/35	1,000	810
	Western Union Co.	5.930%	10/1/16	2,000	1,801

	Consumer Noncyclical (3.6%)
	Abbott Laboratories	5.600%	5/15/11	500	515
	Abbott Laboratories	4.350%	3/15/14	1,000	963
	Anheuser-Busch Cos., Inc.	7.500%	3/15/12	1,500	1,503
	AstraZeneca PLC	5.400%	9/15/12	1,000	1,017
	AstraZeneca PLC	6.450%	9/15/37	1,615	1,515
	Baxter International, Inc.	5.900%	9/1/16	502	511
	Bristol-Myers Squibb Co.	5.875%	11/15/36	2,000	1,804
[3]	Cargill Inc.	5.200%	1/22/13	1,350	1,346
[3]	Cargill Inc.	4.375%	6/1/13	600	576
[3]	Cargill Inc.	6.875%	5/1/28	645	640
[3]	Cargill Inc.	6.125%	4/19/34	1,270	1,139
	Clorox Co.	4.200%	1/15/10	2,000	1,999
	Coca-Cola Co.	5.350%	11/15/17	2,500	2,497
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	2,000	2,113
	Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,008
	Coca-Cola HBC Finance BV	5.500%	9/17/15	700	685
	Colgate-Palmolive Co.	7.600%	5/19/25	480	571
	ConAgra Foods, Inc.	6.750%	9/15/11	199	207
	ConAgra Foods, Inc.	5.819%	6/15/17	316	304

	Diageo Capital PLC	5.200%	1/30/13	1,220	1,239
	Eli Lilly & Co.	6.000%	3/15/12	1,000	1,053
	General Mills, Inc.	5.200%	3/17/15	1,250	1,196
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,250	1,222
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	1,767
	Hershey Foods Corp.	4.850%	8/15/15	380	364
	Johnson & Johnson	5.150%	7/15/18	1,300	1,273
	Kimberly-Clark Corp.	5.000%	8/15/13	1,000	994
	Kimberly-Clark Corp.	4.875%	8/15/15	1,000	970
	Kraft Foods, Inc.	6.250%	6/1/12	1,500	1,526
	Medtronic Inc.	4.375%	9/15/10	765	775
	Medtronic Inc.	4.750%	9/15/15	1,000	953
	Merck & Co.	5.125%	11/15/11	2,000	2,067
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	500	538
	Pepsico, Inc.	4.650%	2/15/13	1,215	1,234
[1]	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,830	2,281
[3]	SABMiller PLC	6.500%	7/1/16	1,500	1,488
	Schering-Plough Corp.	5.550%	12/1/13	1,000	996
	Sysco Corp.	5.375%	9/21/35	1,000	890
[3]	Tesco PLC	5.500%	11/15/17	1,500	1,366
	Unilever Capital Corp.	7.125%	11/1/10	1,000	1,073
	Unilever Capital Corp.	5.900%	11/15/32	875	831
	Wyeth	6.950%	3/15/11	1,000	1,046

	Energy (0.4%)
	Apache Finance Canada Corp.	7.750%	12/15/29	400	455
	Conoco Funding Co.	6.350%	10/15/11	2,000	2,057
	ConocoPhillips	5.200%	5/15/18	1,500	1,379
	Suncor Energy, Inc.	5.950%	12/1/34	1,000	843

	Other Industrial (0.3%)
	Dover Corp.	6.500%	2/15/11	2,000	2,115
	Snap-On Inc.	6.250%	8/15/11	1,400	1,456

	Technology (0.6%)
	Cisco Systems Inc.	5.250%	2/22/11	2,000	2,054
	Hewlett-Packard Co.	5.250%	3/1/12	2,000	2,013
	Hewlett-Packard Co.	5.500%	3/1/18	865	824
	IBM International Group Capital	5.050%	10/22/12	1,000	1,012
	International Business Machines Corp.	5.875%	11/29/32	2,000	1,872
	Oracle Corp.	4.950%	4/15/13	750	748

	Transportation (0.8%)
[1]	Continental Airlines, Inc.	5.983%	4/19/22	940	773
[3]	ERAC USA Finance Co.	5.800%	10/15/12	465	426
[3]	ERAC USA Finance Co.	5.900%	11/15/15	500	415
[3]	ERAC USA Finance Co.	7.000%	10/15/37	1,000	714
[1]	Federal Express Corp.	6.720%	1/15/22	1,456	1,495
	Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,633
	Southwest Airlines Co.	5.750%	12/15/16	2,500	2,311

[1]	Southwest Airlines Co.	6.150%	8/1/22	541	515
	United Parcel Service of America	4.500%	1/15/13	2,650	2,660
					153,395
Utilities (3.1%)
	Electric (2.5%)
	Alabama Power Co.	4.850%	12/15/12	1,325	1,311
	Alabama Power Co.	5.550%	2/1/17	585	556
	Carolina Power & Light Co.	6.300%	4/1/38	365	352
	Central Illinois Public Service	6.125%	12/15/28	1,000	877
	Commonwealth Edison Co.	5.950%	8/15/16	770	725
	Connecticut Light & Power Co.	5.650%	5/1/18	465	432
	Consolidated Edison Co. of New York	5.500%	9/15/16	700	668
	Consolidated Edison Co. of New York	5.300%	12/1/16	890	846
	Duke Energy Carolinas LLC	5.250%	1/15/18	275	267
	Duke Energy Carolinas LLC	5.100%	4/15/18	590	553
[3]	EDP Finance BV	5.375%	11/2/12	1,220	1,231
[3]	Enel Finance International	6.800%	9/15/37	1,285	1,246
	Exelon Generation Co. LLC	6.950%	6/15/11	2,000	2,029
	Florida Power & Light Co.	5.550%	11/1/17	200	192
	Florida Power & Light Co.	5.650%	2/1/35	1,000	894
	Florida Power & Light Co.	4.950%	6/1/35	1,000	726
	Florida Power & Light Co.	5.850%	5/1/37	2,000	1,832
	Florida Power & Light Co.	5.950%	2/1/38	785	729
	Florida Power Corp.	6.350%	9/15/37	200	196
	Georgia Power Co.	5.400%	6/1/18	1,165	1,124
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	815
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,500	1,398
	Northern States Power Co.	6.250%	6/1/36	2,000	1,852
	PacifiCorp	6.250%	10/15/37	2,000	1,862
	PECO Energy Co.	5.350%	3/1/18	565	519
	Potomac Electric Power	6.500%	11/15/37	750	745
	PPL Energy Supply LLC	6.200%	5/15/16	1,000	940
	Public Service Electric & Gas	4.000%	11/1/08	1,000	997
	Public Service Electric & Gas	5.300%	5/1/18	1,900	1,794
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	877
	Southern California Edison Co.	6.000%	1/15/34	1,000	962
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,029
	Wisconsin Electric Power Co.	4.500%	5/15/13	615	580
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	592

	Natural Gas (0.5%)
	AGL Capital Corp.	6.375%	7/15/16	775	741
	Duke Energy Field Services	7.875%	8/16/10	2,000	2,114
[3]	Duke Energy Field Services	6.450%	11/3/36	935	778
	KeySpan Gas East Corp.	7.875%	2/1/10	1,500	1,551
	National Grid PLC	6.300%	8/1/16	1,000	983
	San Diego Gas & Electric	6.000%	6/1/26	600	551

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,111
					40,577
Total Corporate Bonds (Cost $415,557)					374,311
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
[3]	Corporacion Nacional del Cobre	6.150%	10/24/36	1,000	905
	European Investment Bank	4.000%	3/3/10	2,000	2,047
	Inter-American Development Bank	5.375%	11/18/08	600	601
	Inter-American Development Bank	4.375%	9/20/12	2,000	2,070
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,006
	Japan Bank International	4.750%	5/25/11	2,000	2,080
	Japan Finance Corp.	4.625%	4/21/15	3,000	3,064
	Oesterreichische Kontrollbank	4.500%	3/9/15	2,000	2,053
	Province of British Columbia	4.300%	5/30/13	1,000	1,030
	Province of Manitoba	4.450%	4/12/10	2,000	2,030
	Province of Ontario	4.375%	2/15/13	1,000	1,030
	Province of Ontario	4.500%	2/3/15	2,000	2,018
	Province of Quebec	5.125%	11/14/16	1,000	1,037
	Quebec Hydro Electric	6.300%	5/11/11	1,000	1,074
	Republic of Italy	4.500%	1/21/15	2,000	2,072
	State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	1,000	1,030
[3]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	1,695	1,547
Total Sovereign Bonds (Cost $27,315)					27,694
Taxable Municipal Bonds (1.0%)
	Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	650	706
	Connecticut GO	5.850%	3/15/32	1,245	1,281
	Illinois (Taxable Pension) GO	5.100%	6/1/33	3,000	2,818
	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	2,000	1,975
[3]	Ohana Military Communities LLC	5.558%	10/1/36	400	329
[3]	Ohana Military Communities LLC	5.780%	10/1/36	545	460
	Oregon School Board Assn.	5.528%	6/30/28	2,000	1,971
	Oregon State GO	5.902%	8/1/38	490	500
[3]	Pacific Beacon LLC Naval Base	5.379%	7/15/26	335	291
	President and Fellows of Harvard College	6.300%	10/1/37	2,000	2,054
Total Taxable Municipal Bonds (Cost $12,667)					12,385
Repurchase Agreement (0.5%)
	Credit Suisse Securities (USA) LLC (Dated 9/30/08, Repurchase Value $6,900,000, collateralized by Federal National Mortgage Assn. 6.500%-7.000%, 9/1/38-10/1/38) (Cost $6,900)	1.750%	10/1/08	6,900	6,900
Total Investments (99.5%) (Cost $1,269,090)					1,310,791
Other Assets and Liabilities-Net (0.5%)					6,171
Net Assets (100%)					1,316,962

*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $47,691,000, representing 3.6% of net assets.
4	Non-income-producing security--security in default.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

At September 30, 2008, the cost of investment securities for tax purposes was $1,269,090,000. Net unrealized appreciation of investment securities for tax purposes was $41,701,000, consisting of unrealized gains of $159,858,000 on securities that had risen in value since their purchase and $118,157,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	820,078
Level 2- Other significant observable inputs	490,713
Level 3- Significant unobservable inputs	-
Total	1,310,791

Vanguard VVIF Capital Growth Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (96.0%)
Consumer Discretionary (11.7%)
*	DIRECTV Group, Inc.	338,261	8,852
	Whirlpool Corp.	63,400	5,027
	TJX Cos., Inc.	150,250	4,586
	Sony Corp. ADR	141,800	4,377
	Target Corp.	57,900	2,840
*	Kohl's Corp.	60,100	2,769
	The Walt Disney Co.	70,600	2,167
*	Amazon.com, Inc.	26,200	1,906
	Eastman Kodak Co.	104,400	1,606
*	Bed Bath & Beyond, Inc.	39,000	1,225
	Mattel, Inc.	59,300	1,070
	Lowe's Cos., Inc.	28,400	673
	Best Buy Co., Inc.	16,800	630
*	Viacom Inc. Class B	18,400	457
	Carnival Corp.	9,700	343
			38,528
Consumer Staples (1.8%)
	Costco Wholesale Corp.	79,750	5,178
	Avon Products, Inc.	20,200	840
			6,018
Energy (5.6%)
	Noble Energy, Inc.	72,000	4,003
	EOG Resources, Inc.	35,400	3,167
	Hess Corp.	38,050	3,123
	Peabody Energy Corp.	64,400	2,898
	EnCana Corp.	27,900	1,834
*	Plains Exploration & Production Co.	46,620	1,639
	ConocoPhillips Co.	10,700	784
	Schlumberger Ltd.	6,300	492
	Murphy Oil Corp.	4,200	269
*	Patriot Coal Corp.	8,760	254
			18,463
Financials (3.2%)
*	Berkshire Hathaway Inc. Class B	733	3,222
	Discover Financial Services	121,200	1,675
	Bank of New York Mellon Corp.	47,879	1,560
	The Chubb Corp.	28,000	1,537
	AFLAC Inc.	12,800	752
	Wells Fargo & Co.	12,400	465
	JPMorgan Chase & Co.	8,448	395
	Capital One Financial Corp.	7,400	377
	Marsh & McLennan Cos., Inc.	11,400	362
	Progressive Corp. of Ohio	20,500	357
			10,702

Health Care (25.0%)
	Eli Lilly & Co.	303,500	13,363
	Medtronic, Inc.	247,900	12,420
	Novartis AG ADR	226,750	11,981
*	Amgen, Inc.	186,971	11,082
*	Biogen Idec Inc.	165,800	8,338
	Roche Holdings AG	35,900	5,620
*	Boston Scientific Corp.	456,902	5,606
*	Genzyme Corp.	52,750	4,267
	Applied Biosystems Inc.	96,700	3,312
	GlaxoSmithKline PLC ADR	67,400	2,929
*	Millipore Corp.	34,050	2,343
	Wyeth	16,900	624
*	Sepracor Inc.	25,450	466
			82,351
Industrials (12.5%)
	FedEx Corp.	163,900	12,955
	Southwest Airlines Co.	388,750	5,641
	C.H. Robinson Worldwide Inc.	76,300	3,888
	Caterpillar, Inc.	63,300	3,773
	Honeywell International Inc.	78,400	3,257
	United Parcel Service, Inc.	41,850	2,632
	Union Pacific Corp.	29,100	2,071
*	AMR Corp.	168,000	1,650
	Deere & Co.	27,700	1,371
	Canadian Pacific Railway Ltd.	18,800	1,012
*	Alaska Air Group, Inc.	38,350	782
	The Boeing Co.	13,500	774
	Donaldson Co., Inc.	16,900	708
	Granite Construction Co.	16,200	580
	Pall Corp.	9,500	327
			41,421
Information Technology (28.1%)
*	Adobe Systems, Inc.	301,500	11,900
*	Oracle Corp.	500,400	10,163
	Microsoft Corp.	306,300	8,175
*	Google Inc.	19,300	7,730
	Texas Instruments, Inc.	358,300	7,703
*	Intuit, Inc.	206,800	6,537
	QUALCOMM Inc.	124,500	5,350
	Hewlett-Packard Co.	97,650	4,515
	Intel Corp.	174,600	3,270
*	EMC Corp.	269,500	3,223
	Corning, Inc.	190,950	2,987
*	Citrix Systems, Inc.	118,100	2,983
*	Symantec Corp.	140,100	2,743
*	NVIDIA Corp.	183,050	1,961
	Accenture Ltd.	48,050	1,826
*	Micron Technology, Inc.	438,200	1,775
	LM Ericsson Telephone Co. ADR Class B	185,500	1,749
*	eBay Inc.		73,500	1,645
	Applied Materials, Inc.		93,700	1,418
	Plantronics, Inc.		52,350	1,179
	KLA-Tencor Corp.		33,500	1,060
	Motorola, Inc.		140,350	1,002
	ASML Holding NV (New York Shares)		41,287	727
*	Cisco Systems, Inc.		14,900	336
*	Dell Inc.		20,000	330
*	Yahoo! Inc.		17,100	296
*	Rambus Inc.		20,000	257
				92,840
Materials (7.7%)
	Potash Corp. of Saskatchewan, Inc.		71,500	9,439
	Monsanto Co.		76,300	7,552
	Praxair, Inc.		43,900	3,149
	Weyerhaeuser Co.		29,750	1,802
	Alcoa Inc.		48,600	1,097
	Vulcan Materials Co.		13,500	1,006
*	Domtar Corp.		127,400	586
	Dow Chemical Co.		16,200	515
	Freeport-McMoRan Copper & Gold, Inc. Class B		5,994	341
				25,487
Telecommunication Services (0.3%)
	Sprint Nextel Corp.		144,350	881
Utilities (0.1%)
*	AES Corp.		21,100	247
Total Common Stocks (Cost $312,150)				316,938
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (5.9%)
[1]	Vanguard Market Liquidity Fund
	(Cost $19,347)	2.296%	19,347,066	19,347
Total Investments (101.9%) (Cost $331,497)				336,285
Other Assets and Liabilities-Net (-1.9%)				(6,281)
Net Assets (100%)				330,004

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2008, the cost of investment securities for tax purposes was $331,497,000. Net unrealized appreciation of investment securities for tax purposes was $4,788,000, consisting of unrealized gains of $36,515,000 on securities that had risen in value since their purchase and $31,727,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	330,665
Level 2- Other significant observable inputs	5,620
Level 3- Significant unobservable inputs	—
Total	336,285

Vanguard VVIF Diversified Value Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (7.5%)
	Carnival Corp.	561,500	19,849
	Sherwin-Williams Co.	281,100	16,068
	Wyndham Worldwide Corp.	529,280	8,315
	Service Corp. International	844,100	7,057
	CBS Corp.	427,600	6,234
			57,523
Consumer Staples (16.3%)
	Imperial Tobacco Group ADR	397,700	26,497
	Philip Morris International Inc.	523,900	25,199
	Kraft Foods Inc.	764,297	25,031
	Diageo PLC ADR	279,500	19,246
	UST, Inc.	221,200	14,719
	Altria Group, Inc.	678,600	13,463
			124,155
Energy (11.3%)
	Occidental Petroleum Corp.	482,200	33,971
	ConocoPhillips Co.	375,844	27,531
	Spectra Energy Corp.	1,048,300	24,949
			86,451
Financials (19.2%)
	Manulife Financial Corp.	755,000	27,701
	JPMorgan Chase & Co.	572,350	26,729
	Bank of America Corp.	634,871	22,220
	Capital One Financial Corp.	305,200	15,565
	Wells Fargo & Co.	337,200	12,655
	Citigroup, Inc.	554,900	11,381
*	SLM Corp.	650,700	8,030
	American Express Co.	215,000	7,617
	XL Capital Ltd. Class A	383,700	6,884
	Merrill Lynch & Co., Inc.	166,800	4,220
	National City Corp.	1,250,000	2,187
	American International Group, Inc.	277,100	923
			146,112
Health Care (14.7%)
	Bristol-Myers Squibb Co.	1,179,700	24,597
	Pfizer Inc.	1,128,700	20,813
	Baxter International, Inc.	286,700	18,816
	Wyeth	493,000	18,211
	Quest Diagnostics, Inc.	307,100	15,868
*	WellPoint Inc.	291,400	13,629
			111,934
Industrials (9.0%)
	Illinois Tool Works, Inc.	515,200	22,901

		Honeywell International Inc.	419,300	17,422
		Cooper Industries, Inc. Class A	391,300	15,632
		ITT Industries, Inc.	224,000	12,457
				68,412
Information Technology (6.3%)
		International Business Machines Corp.	238,700	27,919
		Hewlett-Packard Co.	440,600	20,373
				48,292
Materials (1.2%)
		E.I. du Pont de Nemours & Co.	222,000	8,947

Telecommunication Services (6.1%)
		AT&T Inc.	855,127	23,875
		Verizon Communications Inc.	693,860	22,266
		FairPoint Communications, Inc.	15,448	134
				46,275
Utilities (8.2%)
		Entergy Corp.	196,200	17,464
		Dominion Resources, Inc.	386,200	16,522
		Duke Energy Corp.	753,600	13,135
		CenterPoint Energy Inc.	560,700	8,169
		Exelon Corp.	72,100	4,515
		Constellation Energy Group, Inc.	106,600	2,590
				62,395
Total Common Stocks (Cost $827,118)				760,496
Temporary Cash Investment (0.3%)
		Coupon
[1]	Vanguard Market Liquidity Fund (Cost $2,117)	2.296%	2,116,622	2,117
Total Investments (100.1%) (Cost $829,235)				762,613
Other Assets and Liabilities-Net (-0.1%)				(727)
Net Assets (100%)				761,886

*		Non-income-producing security.
1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $829,235,000. Net unrealized depreciation of investment securities for tax purposes was $66,622,000, consisting of unrealized gains of $89,605,000 on securities that had risen in value since their purchase and $156,227,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard VVIF Equity Income Fund

Schedule of Investments

As of September 30, 2008

	Shares	Market Value ($000)
Common Stocks (95.4%)
Consumer Discretionary (4.1%)
Home Depot, Inc.	247,300	6,403
Genuine Parts Co.	104,500	4,202
McDonald's Corp.	52,946	3,267
VF Corp.	11,900	920
CBS Corp.	52,500	765
Hasbro, Inc.	21,600	750
Black & Decker Corp.	11,900	723
Limited Brands, Inc.	35,600	617
ArvinMeritor, Inc.	41,000	535
Carnival Corp.	11,400	403
Autoliv, Inc.	7,000	236
The Stanley Works	4,400	184
Darden Restaurants Inc.	5,300	152
Fortune Brands, Inc.	2,600	149
Furniture Brands International Inc.	8,200	86
D. R. Horton, Inc.	6,400	83
Sherwin-Williams Co.	600	34
Family Dollar Stores, Inc.	1,100	26
		19,535
Consumer Staples (15.0%)
Philip Morris International Inc.	183,880	8,845
The Procter & Gamble Co.	123,147	8,582
Nestle SA ADR	170,300	7,336
Kimberly-Clark Corp.	105,900	6,866
Altria Group, Inc.	303,680	6,025
PepsiCo, Inc.	59,500	4,241
The Coca-Cola Co.	76,700	4,056
General Mills, Inc.	53,760	3,694
ConAgra Foods, Inc.	169,500	3,298
Unilever NV ADR	88,500	2,492
SuperValu Inc.	110,900	2,406
Lorillard, Inc.	31,941	2,273
Diageo PLC ADR	30,600	2,107
Kraft Foods Inc.	41,652	1,364
Anheuser-Busch Cos., Inc.	18,000	1,168
H.J. Heinz Co.	21,800	1,088
Reynolds American Inc.	19,100	929
Colgate-Palmolive Co.	11,400	859
Avon Products, Inc.	17,900	744
J.M. Smucker Co.	12,800	649
Nu Skin Enterprises, Inc.	29,800	483
UST, Inc.	5,600	373
Universal Corp. (VA)	7,518	369
Lancaster Colony Corp.	8,500	320

	Sysco Corp.	4,400	136
	Nash-Finch Co.	1,000	43
			70,746
Energy (7.3%)
	Chevron Corp.	166,800	13,758
	ConocoPhillips Co.	104,420	7,649
	Total SA ADR	102,100	6,195
	BP PLC ADR	75,800	3,803
	Marathon Oil Corp.	57,400	2,288
	Patterson-UTI Energy, Inc.	23,820	477
	Spectra Energy Corp.	7,000	167
			34,337
Exchange-Traded Fund (1.1%)
[1]	Vanguard Value ETF	104,300	5,466

Financials (22.8%)
	JPMorgan Chase & Co.	371,300	17,340
	Bank of America Corp.	495,070	17,327
	U.S. Bancorp	335,892	12,099
	PNC Financial Services Group	100,500	7,507
	Wells Fargo & Co.	197,000	7,393
	The Chubb Corp.	127,815	7,017
	Citigroup, Inc.	297,600	6,104
	The Allstate Corp.	124,800	5,756
	Bank of New York Mellon Corp.	145,695	4,747
	Ace Ltd.	78,100	4,228
	Host Hotels & Resorts Inc. REIT	249,000	3,309
	The Travelers Cos., Inc.	35,900	1,623
	BB&T Corp.	37,200	1,406
	Morgan Stanley	56,700	1,304
	Kimco Realty Corp. REIT	26,600	983
	Hudson City Bancorp, Inc.	51,700	954
	The Hartford Financial Services Group Inc.	22,114	906
	Merrill Lynch & Co., Inc.	33,300	843
	Axis Capital Holdings Ltd.	23,400	742
	Aspen Insurance Holdings Ltd.	25,100	690
	Bank of Hawaii Corp.	11,500	615
	FirstMerit Corp.	27,900	586
	First BanCorp Puerto Rico	52,600	582
	Fifth Third Bancorp	46,400	552
	Popular, Inc.	62,596	519
	Pacific Capital Bancorp	25,125	511
	SunTrust Banks, Inc.	10,600	477
	Endurance Specialty Holdings Ltd.	12,000	371
	Regions Financial Corp.	32,800	315
	Federated Investors, Inc.	9,443	272
	Financial Federal Corp.	11,200	257
	Wachovia Corp.	56,100	196
	PartnerRe Ltd.	2,500	170
	Allied Capital Corp.	14,300	154

Oriental Financial Group Inc.	7,000	125
Advanta Corp. Class B	1,732	14
International Bancshares Corp.	100	3
		107,997
Health Care (10.6%)
Pfizer Inc.	707,600	13,048
Johnson & Johnson	110,486	7,654
Abbott Laboratories	122,466	7,052
Bristol-Myers Squibb Co.	245,460	5,118
Eli Lilly & Co.	102,120	4,496
Wyeth	111,120	4,105
GlaxoSmithKline PLC ADR	85,100	3,698
Baxter International, Inc.	40,320	2,646
Merck & Co., Inc.	62,574	1,975
Owens & Minor, Inc. Holding Co.	3,600	175
		49,967
Industrials (10.7%)
General Electric Co.	717,452	18,295
Waste Management, Inc.	181,600	5,719
Norfolk Southern Corp.	57,900	3,833
3M Co.	55,600	3,798
PACCAR, Inc.	89,100	3,403
Schneider Electric SA	35,470	3,046
Caterpillar, Inc.	32,100	1,913
Honeywell International Inc.	40,000	1,662
Raytheon Co.	20,700	1,108
United Parcel Service, Inc.	16,700	1,050
Northrop Grumman Corp.	15,568	942
Emerson Electric Co.	17,500	714
GATX Corp.	15,937	631
Arkansas Best Corp.	16,800	566
The Timken Co.	19,000	539
Hubbell Inc. Class B	14,800	519
Pacer International, Inc.	27,800	458
R.R. Donnelley & Sons Co.	18,300	449
Eaton Corp.	7,900	444
Republic Services, Inc. Class A	12,500	375
A.O. Smith Corp.	9,000	353
Illinois Tool Works, Inc.	7,300	324
The Standard Register Co.	27,700	273
Genco Shipping and Trading Ltd.	2,600	86
Horizon Lines Inc.	2,473	24
		50,524
Information Technology (2.5%)
Microsoft Corp.	195,300	5,213
Intel Corp.	227,400	4,259
Automatic Data Processing, Inc.	27,900	1,193
Xilinx, Inc.	34,900	819
Analog Devices, Inc.	10,600	279
Diebold, Inc.	6,500	215
United Online, Inc.	8,100	76
		12,054
Materials (5.6%)
E.I. du Pont de Nemours & Co.	115,241	4,644
Dow Chemical Co.	136,520	4,339
Packaging Corp. of America	158,600	3,676
International Paper Co.	116,900	3,060
Air Products & Chemicals, Inc.	35,400	2,425
PPG Industries, Inc.	41,000	2,391
Nucor Corp.	22,900	905
Freeport-McMoRan Copper & Gold, Inc. Class B	14,600	830
Alcoa Inc.	34,600	781
Eastman Chemical Co.	12,900	710
Worthington Industries, Inc.	38,800	580
Olin Corp.	29,400	570
Lubrizol Corp.	12,400	535
Southern Peru Copper Corp. (U.S. Shares)	27,600	527
Compass Minerals International, Inc.	7,300	382
Greif Inc. Class B Shares	4,577	239
Ashland, Inc.	4,000	117
		26,711
Telecommunication Services (5.5%)
AT&T Inc.	550,360	15,366
Verizon Communications Inc.	303,108	9,727
Embarq Corp.	19,400	786
		25,879
Utilities (10.2%)
Dominion Resources, Inc.	203,790	8,718
FPL Group, Inc.	160,140	8,055
Consolidated Edison Inc.	153,800	6,607
American Electric Power Co., Inc.	120,000	4,450
PG&E Corp.	104,800	3,925
Entergy Corp.	32,600	2,902
SCANA Corp.	61,100	2,379
Southern Co.	45,600	1,719
Duke Energy Corp.	81,400	1,419
Exelon Corp.	17,200	1,077
Edison International	25,000	997
DTE Energy Co.	19,700	790
MDU Resources Group, Inc.	25,600	742
ONEOK, Inc.	19,700	678
Alliant Energy Corp.	20,900	673
DPL Inc.	24,700	612
Sempra Energy	11,600	585
PPL Corp.	14,200	526
Xcel Energy, Inc.	16,400	328
Public Service Enterprise Group, Inc.	9,500	311
FirstEnergy Corp.	3,950	265
Pepco Holdings, Inc.	7,664	176
Ameren Corp.	2,900	113
ITC Holdings Corp.	400	21
		48,068
Total Common Stocks (Cost $498,605)		451,284

Temporary Cash Investments (1.6%)
	Coupon
Money Market Fund (0.6%)
[2]	Vanguard Market Liquidity Fund	2.296%		2,661,154	2,661

		Maturity Date		Face Amount ($000)
U.S. Agency Obligations (0.5%)
[3,4]	Federal Home Loan Bank	2.576%	11/24/08	2,500	2,488
Repurchase Agreements (0.5%)
	Bank of America Securities LLC (Dated 9/30/08, Repurchase Value $2,300,000, collateralized by Federal Home Loan Mortgage Corp. 5.500%, 1/1/38)	2.250%	10/1/08	2,300	2,300
Total Temporary Cash Investments (Cost $7,451)					7,449
Total Investments (97.0%) (Cost $506,056)					458,733
Other Assets and Liabilities-Net (3.0%)					14,194
Net Assets (100%)					472,927

1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
4	Securities with a value of $2,488,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

VVIF Equity Income Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2008, the cost of investment securities for tax purposes was $506,056,000. Net unrealized depreciation of investment securities for tax purposes was $47,323,000, consisting of unrealized gains of $22,635,000 on securities that had risen in value since their purchase and $69,958,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and -1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts )	Aggregate Settlement Value	Unrealized Appreciation (Depreciation )
S&P 500 Index	26	7,599	(638)
E-mini S&P 500 Index	130	7,599	(24)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	450,899	(662)
Level 2- Other significant observable inputs	7,834
Level 3- Significant unobservable inputs	—	—
Total	458,733	(662)

Vanguard VVIF Equity Index Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.5%)
Consumer Discretionary (8.4%)
	McDonald's Corp.	212,943	13,139
	The Walt Disney Co.	355,257	10,903
	Comcast Corp. Class A	549,346	10,784
	Time Warner, Inc.	678,282	8,892
	Home Depot, Inc.	321,563	8,325
	Target Corp.	142,886	7,009
	Lowe's Cos., Inc.	277,222	6,567
	News Corp., Class A	434,425	5,209
	NIKE, Inc. Class B	74,279	4,969
*	Amazon.com, Inc.	60,412	4,396
	Johnson Controls, Inc.	112,257	3,405
	Staples, Inc.	134,450	3,025
	Carnival Corp.	82,593	2,920
	Yum! Brands, Inc.	88,730	2,893
*	Viacom Inc. Class B	116,302	2,889
*	DIRECTV Group, Inc.	109,065	2,854
*	Kohl's Corp.	57,547	2,652
	TJX Cos., Inc.	79,345	2,422
	Best Buy Co., Inc.	63,833	2,394
	Omnicom Group Inc.	60,220	2,322
*	Ford Motor Co.	427,350	2,222
*	Starbucks Corp.	138,319	2,057
	The McGraw-Hill Cos., Inc.	60,093	1,900
	CBS Corp.	127,722	1,862
	Harley-Davidson, Inc.	44,639	1,665
	Fortune Brands, Inc.	28,417	1,630
*	Coach, Inc.	63,794	1,597
	The Gap, Inc.	88,672	1,577
*	Bed Bath & Beyond, Inc.	49,216	1,546
	Marriott International, Inc. Class A	55,933	1,459
	Macy's Inc.	79,618	1,431
	H & R Block, Inc.	62,318	1,405
	J.C. Penney Co., Inc. (Holding Co.)	42,067	1,402
	VF Corp.	16,558	1,280
	Mattel, Inc.	68,173	1,230
	Genuine Parts Co.	30,514	1,227
*	Apollo Group, Inc. Class A	20,107	1,192
	Whirlpool Corp.	14,047	1,114
	Sherwin-Williams Co.	18,677	1,068
*	GameStop Corp. Class A	31,003	1,061
^	General Motors Corp.	107,025	1,011
*,^	Sears Holdings Corp.	10,738	1,004
	International Game Technology	58,343	1,002
	Starwood Hotels & Resorts Worldwide, Inc.	35,272	993

*	AutoZone Inc.	7,904	975
	Limited Brands, Inc.	54,112	937
	Newell Rubbermaid, Inc.	52,395	904
	Nordstrom, Inc.	30,238	871
	Eastman Kodak Co.	54,453	837
	Tiffany & Co.	23,387	831
	Hasbro, Inc.	23,810	827
	Darden Restaurants Inc.	26,531	760
	Gannett Co., Inc.	43,212	731
	Polo Ralph Lauren Corp.	10,760	717
*	Interpublic Group of Cos., Inc.	90,267	700
*	The Goodyear Tire & Rubber Co.	45,464	696
	Black & Decker Corp.	11,426	694
	D. R. Horton, Inc.	52,187	679
	Leggett & Platt, Inc.	30,494	664
	Abercrombie & Fitch Co.	16,439	648
	Washington Post Co. Class B	1,139	634
	Family Dollar Stores, Inc.	26,475	627
	Scripps Networks Interactive	17,095	621
	The Stanley Works	14,774	617
*	Expedia, Inc.	39,654	599
	Snap-On Inc.	10,936	576
	Pulte Homes, Inc.	40,459	565
	Wyndham Worldwide Corp.	33,476	526
*	Big Lots Inc.	15,534	432
	RadioShack Corp.	24,560	424
	Lennar Corp. Class A	26,845	408
	Centex Corp.	23,432	380
	Harman International Industries, Inc.	11,088	378
	New York Times Co. Class A	22,011	315
*	Office Depot, Inc.	52,096	303
	Jones Apparel Group, Inc.	16,130	299
	Liz Claiborne, Inc.	18,002	296
	KB Home	14,425	284
*	AutoNation, Inc.	20,361	229
	Meredith Corp.	6,902	194
*	Wendy's/Arby's Group, Inc.	32,147	169
	Dillard's Inc.	10,794	127
	Comcast Corp. Special Class A	3,121	62
*	Viacom Inc. Class A	1,056	26
	CBS Corp. Class A	1,056	15
	News Corp., Class B	200	2
			163,483
Consumer Staples (12.2%)
	The Procter & Gamble Co.	574,389	40,029
	Wal-Mart Stores, Inc.	424,560	25,427
	PepsiCo, Inc.	296,441	21,127
	The Coca-Cola Co.	376,308	19,899
	Philip Morris International Inc.	390,242	18,771
	Kraft Foods Inc.	287,394	9,412

	CVS/Caremark Corp.	271,718	9,146
	Anheuser-Busch Cos., Inc.	136,177	8,835
	Altria Group, Inc.	389,942	7,736
	Colgate-Palmolive Co.	95,773	7,216
	Walgreen Co.	187,437	5,803
	Costco Wholesale Corp.	82,348	5,347
	Kimberly-Clark Corp.	78,580	5,095
	General Mills, Inc.	63,660	4,375
	Sysco Corp.	113,828	3,509
	The Kroger Co.	124,048	3,409
	Avon Products, Inc.	80,459	3,345
	H.J. Heinz Co.	59,064	2,948
	Wm. Wrigley Jr. Co.	33,763	2,681
	Archer-Daniels-Midland Co.	121,960	2,672
	Kellogg Co.	47,329	2,655
	Lorillard, Inc.	33,014	2,349
	Safeway, Inc.	82,357	1,954
	UST, Inc.	27,964	1,861
	Sara Lee Corp.	133,574	1,687
	ConAgra Foods, Inc.	85,717	1,668
	The Clorox Co.	26,104	1,636
	Reynolds American Inc.	32,085	1,560
	Campbell Soup Co.	40,103	1,548
	Molson Coors Brewing Co. Class B	28,602	1,337
	The Hershey Co.	31,370	1,240
	The Estee Lauder Cos. Inc. Class A	21,808	1,088
	Brown-Forman Corp. Class B	14,867	1,068
	Coca-Cola Enterprises, Inc.	60,225	1,010
	McCormick & Co., Inc.	24,334	936
	SuperValu Inc.	40,127	871
*	Constellation Brands, Inc. Class A	36,603	786
	The Pepsi Bottling Group, Inc.	25,681	749
	Tyson Foods, Inc.	56,992	680
*	Dean Foods Co.	28,755	672
	Wm. Wrigley Jr. Co. Class B	6,994	553
	Whole Foods Market, Inc.	26,614	533
*	Dr. Pepper Snapple Group, Inc.	90	2
			235,225
Energy (13.3%)
	ExxonMobil Corp.	983,185	76,354
	Chevron Corp.	388,929	32,079
	ConocoPhillips Co.	287,713	21,075
	Schlumberger Ltd.	227,123	17,736
	Occidental Petroleum Corp.	154,703	10,899
	Devon Energy Corp.	83,655	7,629
*	Transocean, Inc.	60,433	6,638
	Apache Corp.	63,344	6,606
	Halliburton Co.	166,036	5,378
	Marathon Oil Corp.	133,568	5,325
	XTO Energy, Inc.	104,051	4,840

	Hess Corp.	53,576	4,398
	Anadarko Petroleum Corp.	88,659	4,301
	EOG Resources, Inc.	47,036	4,208
*	National Oilwell Varco Inc.	79,018	3,969
	Baker Hughes, Inc.	58,445	3,538
	Chesapeake Energy Corp.	98,558	3,534
*	Weatherford International Ltd.	128,744	3,237
	Valero Energy Corp.	99,044	3,001
	Spectra Energy Corp.	116,197	2,766
	Williams Cos., Inc.	109,141	2,581
	Smith International, Inc.	40,870	2,397
	Peabody Energy Corp.	51,404	2,313
	Murphy Oil Corp.	36,051	2,312
	Noble Corp.	50,870	2,233
*	Southwestern Energy Co.	64,900	1,982
	Noble Energy, Inc.	32,630	1,814
	El Paso Corp.	132,750	1,694
	CONSOL Energy, Inc.	34,646	1,590
*	Cameron International Corp.	41,100	1,584
	ENSCO International, Inc.	27,139	1,564
*	Nabors Industries, Inc.	52,951	1,320
	Range Resources Corp.	29,363	1,259
	Pioneer Natural Resources Co.	21,463	1,122
	BJ Services Co.	55,765	1,067
	Sunoco, Inc.	22,103	786
	Cabot Oil & Gas Corp.	19,602	708
	Rowan Cos., Inc.	21,358	652
	Massey Energy Co.	16,139	576
	Tesoro Corp.	25,843	426
			257,491
Financials (15.8%)
	JPMorgan Chase & Co.	693,132	32,369
	Bank of America Corp.	863,209	30,212
	Wells Fargo & Co.	626,446	23,510
	Citigroup, Inc.	1,030,852	21,143
	U.S. Bancorp	329,839	11,881
	The Goldman Sachs Group, Inc.	82,308	10,535
	American Express Co.	219,485	7,776
	Merrill Lynch & Co., Inc.	289,994	7,337
	MetLife, Inc.	129,812	7,269
	Bank of New York Mellon Corp.	217,022	7,071
	Prudential Financial, Inc.	80,791	5,817
	AFLAC Inc.	90,158	5,297
	The Travelers Cos., Inc.	111,810	5,054
	PNC Financial Services Group	65,538	4,896
	Morgan Stanley	209,928	4,828
	The Allstate Corp.	102,535	4,729
	CME Group, Inc.	12,702	4,719
	State Street Corp.	81,756	4,650
	Charles Schwab Corp.	176,394	4,586

	Simon Property Group, Inc. REIT	42,565	4,129
	BB&T Corp.	103,938	3,929
	The Chubb Corp.	68,201	3,744
	Capital One Financial Corp.	71,054	3,624
	Marsh & McLennan Cos., Inc.	96,970	3,080
	Northern Trust Corp.	41,918	3,026
	SunTrust Banks, Inc.	66,851	3,008
	Loews Corp.	68,441	2,703
	T. Rowe Price Group Inc.	48,913	2,627
	Franklin Resources Corp.	28,765	2,535
	Aon Corp.	52,474	2,359
	Vornado Realty Trust REIT	25,903	2,356
	Public Storage, Inc. REIT	23,740	2,350
	The Hartford Financial Services Group Inc.	57,127	2,342
	Equity Residential REIT	51,200	2,274
	Progressive Corp. of Ohio	128,038	2,228
	The Principal Financial Group, Inc.	48,968	2,130
	Boston Properties, Inc. REIT	22,678	2,124
	Lincoln National Corp.	48,555	2,079
	ProLogis REIT	49,605	2,047
	NYSE Euronext	50,274	1,970
	HCP, Inc. REIT	47,518	1,907
	Hudson City Bancorp, Inc.	98,209	1,812
	American International Group, Inc.	509,064	1,695
	Unum Group	65,323	1,640
	Plum Creek Timber Co. Inc. REIT	32,322	1,612
	Kimco Realty Corp. REIT	43,010	1,589
	Ameriprise Financial, Inc.	41,088	1,570
	Invesco, Ltd.	73,156	1,535
	Leucadia National Corp.	33,511	1,523
	Avalonbay Communities, Inc. REIT	14,561	1,433
	Wachovia Corp.	408,063	1,428
	Host Hotels & Resorts Inc. REIT	98,385	1,308
	M & T Bank Corp.	14,615	1,304
	Fifth Third Bancorp	109,166	1,299
	Moody's Corp.	37,454	1,273
	Regions Financial Corp.	131,560	1,263
	Discover Financial Services	90,808	1,255
	Assurant, Inc.	22,380	1,231
*	IntercontinentalExchange Inc.	14,227	1,148
	KeyCorp	93,953	1,122
*	SLM Corp.	88,535	1,093
	XL Capital Ltd. Class A	59,283	1,064
	Legg Mason Inc.	26,704	1,016
*	American Capital Ltd.	39,382	1,005
	Torchmark Corp.	16,494	986
	Marshall & Ilsley Corp.	48,915	986
	Comerica, Inc.	28,438	932
	Cincinnati Financial Corp.	30,829	877
^	Zions Bancorp	21,735	841

	Janus Capital Group Inc.	30,333	736
	Developers Diversified Realty Corp. REIT	22,668	718
	Genworth Financial Inc.	81,808	704
	General Growth Properties Inc. REIT	43,140	651
	Apartment Investment & Management Co. Class A REIT	16,242	569
	Huntington Bancshares Inc.	69,141	552
	Federated Investors, Inc.	16,687	481
	MBIA, Inc.	37,078	441
*	CB Richard Ellis Group, Inc.	32,304	432
	Sovereign Bancorp, Inc.	103,193	408
	CIT Group Inc.	54,089	376
	First Horizon National Corp.	38,329	364
*,^	E*TRADE Financial Corp.	100,379	281
	National City Corp.	143,685	251
	MGIC Investment Corp.	23,017	162
^	Washington Mutual, Inc.	158,319	13
			305,229
Health Care (13.0%)
	Johnson & Johnson	529,053	36,653
	Pfizer Inc.	1,276,069	23,531
	Abbott Laboratories	291,813	16,803
	Merck & Co., Inc.	405,572	12,800
*	Amgen, Inc.	200,360	11,875
	Medtronic, Inc.	213,644	10,704
	Wyeth	252,425	9,325
	Eli Lilly & Co.	189,416	8,340
*	Gilead Sciences, Inc.	174,170	7,939
	Bristol-Myers Squibb Co.	374,729	7,813
	Baxter International, Inc.	118,842	7,800
	UnitedHealth Group Inc.	230,569	5,854
	Schering-Plough Corp.	307,714	5,683
*	Celgene Corp.	86,130	5,450
	Covidien Ltd.	95,010	5,108
*	WellPoint Inc.	96,816	4,528
*	Thermo Fisher Scientific, Inc.	79,328	4,363
*	Medco Health Solutions, Inc.	95,784	4,310
*	Genzyme Corp.	50,884	4,116
	Becton, Dickinson & Co.	46,141	3,703
*	Boston Scientific Corp.	283,850	3,483
*	Express Scripts Inc.	46,772	3,453
	Cardinal Health, Inc.	67,930	3,348
	Aetna Inc.	89,204	3,221
	Allergan, Inc.	58,192	2,997
	Stryker Corp.	46,819	2,917
*	St. Jude Medical, Inc.	64,600	2,809
	McKesson Corp.	52,144	2,806
*	Biogen Idec Inc.	54,880	2,760
*	Zimmer Holdings, Inc.	42,725	2,758
	C.R. Bard, Inc.	18,901	1,793
*	Intuitive Surgical, Inc.	7,361	1,774

	CIGNA Corp.	52,119	1,771
*	Forest Laboratories, Inc.	57,724	1,632
	Quest Diagnostics, Inc.	29,837	1,542
*	Laboratory Corp. of America Holdings	21,091	1,466
*	Varian Medical Systems, Inc.	23,664	1,352
*	Barr Pharmaceuticals Inc.	20,609	1,346
*	Humana Inc.	31,945	1,316
*	Hospira, Inc.	30,139	1,151
*	DaVita, Inc.	19,800	1,129
	AmerisourceBergen Corp.	29,975	1,128
	Applied Biosystems Inc.	32,092	1,099
*	Waters Corp.	18,694	1,088
*	Coventry Health Care Inc.	27,961	910
*	Millipore Corp.	10,459	720
*	Mylan Inc.	57,579	657
	IMS Health, Inc.	34,285	648
	PerkinElmer, Inc.	22,696	567
*	Watson Pharmaceuticals, Inc.	19,770	563
*	Patterson Cos.	17,260	525
*	King Pharmaceuticals, Inc.	46,403	444
*	Tenet Healthcare Corp.	78,694	437
			252,308
Industrials (11.0%)
	General Electric Co.	1,883,178	48,021
	United Parcel Service, Inc.	190,863	12,003
	United Technologies Corp.	182,642	10,970
	3M Co.	132,337	9,040
	The Boeing Co.	140,148	8,038
	Lockheed Martin Corp.	62,983	6,907
	Caterpillar, Inc.	115,231	6,868
	Union Pacific Corp.	96,452	6,864
	Emerson Electric Co.	146,980	5,995
	Honeywell International Inc.	140,940	5,856
	General Dynamics Corp.	75,292	5,543
	Burlington Northern Santa Fe Corp.	53,466	4,942
	Norfolk Southern Corp.	71,044	4,704
	FedEx Corp.	58,919	4,657
	Raytheon Co.	78,963	4,225
	CSX Corp.	77,099	4,207
	Deere & Co.	80,796	3,999
	Northrop Grumman Corp.	63,979	3,873
	Illinois Tool Works, Inc.	75,780	3,368
	Danaher Corp.	48,370	3,357
	Tyco International, Ltd.	89,810	3,145
	Waste Management, Inc.	92,760	2,921
	PACCAR, Inc.	68,688	2,623
	L-3 Communications Holdings, Inc.	22,966	2,258
	Precision Castparts Corp.	26,344	2,075
	Southwest Airlines Co.	138,713	2,013
	ITT Industries, Inc.	34,315	1,908

	Fluor Corp.	33,968	1,892
	Ingersoll-Rand Co.	60,243	1,878
	Eaton Corp.	31,408	1,765
	Cummins Inc.	38,456	1,681
	Parker Hannifin Corp.	31,674	1,679
	C.H. Robinson Worldwide Inc.	32,275	1,645
	Rockwell Collins, Inc.	30,112	1,448
	Dover Corp.	35,676	1,447
	Expeditors International of Washington, Inc.	40,400	1,408
	Textron, Inc.	47,002	1,376
	Cooper Industries, Inc. Class A	32,839	1,312
	Pitney Bowes, Inc.	39,338	1,308
*	Jacobs Engineering Group Inc.	23,132	1,256
	Masco Corp.	68,395	1,227
	Fastenal Co.	24,498	1,210
	W.W. Grainger, Inc.	12,360	1,075
	Rockwell Automation, Inc.	27,458	1,025
	Goodrich Corp.	23,619	983
	R.R. Donnelley & Sons Co.	39,979	981
	Avery Dennison Corp.	20,208	899
	Equifax, Inc.	24,430	842
	Pall Corp.	22,701	781
	Robert Half International, Inc.	29,469	729
*	Allied Waste Industries, Inc.	64,650	718
	Cintas Corp.	24,860	714
	Ryder System, Inc.	10,763	667
*	Terex Corp.	18,383	561
	The Manitowoc Co., Inc.	24,400	379
*	Monster Worldwide Inc.	23,171	346
	Flowserve Corp.	234	21
*	Raytheon Co. Warrants Exp. 6/16/11	727	12
			213,645
Information Technology (15.9%)
	Microsoft Corp.	1,486,349	39,671
	International Business Machines Corp.	256,559	30,007
*	Cisco Systems, Inc.	1,118,209	25,227
	Hewlett-Packard Co.	463,607	21,437
	Intel Corp.	1,064,234	19,933
*	Apple Inc.	167,714	19,062
*	Google Inc.	45,239	18,119
*	Oracle Corp.	741,830	15,067
	QUALCOMM Inc.	310,715	13,351
*	Dell Inc.	329,679	5,433
	Texas Instruments, Inc.	248,161	5,336
*	EMC Corp.	391,942	4,688
	Corning, Inc.	298,736	4,672
*	eBay Inc.	206,633	4,624
*	Yahoo! Inc.	262,331	4,538
	Automatic Data Processing, Inc.	96,202	4,113
*	Adobe Systems, Inc.	100,471	3,966

	Applied Materials, Inc.	254,017	3,843
	Western Union Co.	137,891	3,402
*	Symantec Corp.	158,734	3,108
	Motorola, Inc.	428,456	3,059
	Tyco Electronics Ltd.	89,410	2,473
	MasterCard, Inc. Class A	13,747	2,438
*	Electronic Arts Inc.	60,240	2,228
*	Juniper Networks, Inc.	102,771	2,165
	Paychex, Inc.	60,805	2,008
*	Agilent Technologies, Inc.	67,528	2,003
*	Intuit, Inc.	60,806	1,922
	Xerox Corp.	164,786	1,900
*	Broadcom Corp.	83,557	1,557
	CA, Inc.	74,792	1,493
*	Fiserv, Inc.	31,131	1,473
	Analog Devices, Inc.	55,037	1,450
*	Autodesk, Inc.	42,460	1,425
	Linear Technology Corp.	41,938	1,286
*	Cognizant Technology Solutions Corp.	55,270	1,262
	Xilinx, Inc.	52,210	1,224
*	MEMC Electronic Materials, Inc.	42,918	1,213
	Altera Corp.	56,985	1,178
	Harris Corp.	25,450	1,176
*	Computer Sciences Corp.	28,596	1,148
	Amphenol Corp.	28,205	1,132
*	NetApp, Inc.	62,053	1,131
*	NVIDIA Corp.	105,407	1,129
*	Sun Microsystems, Inc.	142,859	1,086
	KLA-Tencor Corp.	32,893	1,041
*	BMC Software, Inc.	36,147	1,035
	Microchip Technology, Inc.	34,957	1,029
*	VeriSign, Inc.	36,644	956
*	salesforce.com, inc.	19,650	951
*	Affiliated Computer Services, Inc. Class A	18,330	928
*	Citrix Systems, Inc.	34,704	877
*	SanDisk Corp.	42,691	835
	Fidelity National Information Services, Inc.	36,010	665
*	Teradata Corp.	34,021	663
*	LSI Corp.	121,887	653
	National Semiconductor Corp.	36,963	636
	Total System Services, Inc.	37,528	615
	Molex, Inc.	27,129	609
*	Advanced Micro Devices, Inc.	114,142	599
*	Micron Technology, Inc.	144,060	583
*	Akamai Technologies, Inc.	31,822	555
*	Lexmark International, Inc.	16,516	538
*	Compuware Corp.	48,774	473
*	QLogic Corp.	24,796	381
	Jabil Circuit, Inc.	39,541	377
*	Novellus Systems, Inc.	18,689	367

*	Convergys Corp.	23,222	343
*	JDS Uniphase Corp.	40,535	343
*	Novell, Inc.	65,899	339
*	Tellabs, Inc.	75,258	306
*	Teradyne, Inc.	32,037	250
*	Unisys Corp.	68,100	187
*	Ciena Corp.	16,650	168
			307,458
Materials (3.4%)
	Monsanto Co.	104,180	10,312
	E.I. du Pont de Nemours & Co.	170,646	6,877
	Dow Chemical Co.	175,155	5,566
	Praxair, Inc.	59,569	4,273
	Freeport-McMoRan Copper & Gold, Inc. Class B	72,718	4,134
	Alcoa Inc.	153,976	3,477
	Newmont Mining Corp. (Holding Co.)	86,507	3,353
	Air Products & Chemicals, Inc.	40,055	2,743
	Weyerhaeuser Co.	40,026	2,425
	Nucor Corp.	59,860	2,364
	International Paper Co.	80,998	2,120
	PPG Industries, Inc.	31,158	1,817
	United States Steel Corp.	22,197	1,723
	Rohm & Haas Co.	23,424	1,640
	Ecolab, Inc.	33,136	1,608
	Vulcan Materials Co.	20,737	1,545
	Sigma-Aldrich Corp.	23,806	1,248
	CF Industries Holdings, Inc.	10,740	982
	Eastman Chemical Co.	14,423	794
	MeadWestvaco Corp.	32,337	754
	Ball Corp.	18,176	718
	Sealed Air Corp.	29,896	657
*	Pactiv Corp.	24,752	615
	International Flavors & Fragrances, Inc.	14,752	582
	Allegheny Technologies Inc.	18,873	558
	AK Steel Holding Corp.	21,200	549
	Bemis Co., Inc.	18,681	488
	Hercules, Inc.	21,063	417
	Ashland, Inc.	10,556	309
	Titanium Metals Corp.	16,100	183
			64,831
Telecommunication Services (3.0%)
	AT&T Inc.	1,115,571	31,147
	Verizon Communications Inc.	539,095	17,299
	Sprint Nextel Corp.	539,793	3,293
*	American Tower Corp. Class A	74,446	2,678
	Embarq Corp.	26,977	1,094
	Qwest Communications International Inc.	281,647	909
	Windstream Corp.	83,087	909
	CenturyTel, Inc.	19,339	709

	Frontier Communications Corp.	59,836	688
			58,726
Utilities (3.5%)
	Exelon Corp.	124,503	7,796
	Southern Co.	145,846	5,497
	Dominion Resources, Inc.	109,762	4,696
	Duke Energy Corp.	239,453	4,174
	FPL Group, Inc.	77,268	3,887
	FirstEnergy Corp.	57,662	3,863
	Entergy Corp.	36,340	3,235
	Public Service Enterprise Group, Inc.	96,180	3,154
	American Electric Power Co., Inc.	76,090	2,821
	PPL Corp.	70,785	2,620
	PG&E Corp.	67,764	2,538
	Edison International	61,734	2,463
	Sempra Energy	46,589	2,351
	Consolidated Edison Inc.	51,756	2,223
	Progress Energy, Inc.	49,661	2,142
	Xcel Energy, Inc.	84,257	1,684
	Ameren Corp.	39,911	1,558
*	AES Corp.	127,095	1,486
	Questar Corp.	32,862	1,345
	DTE Energy Co.	30,789	1,235
	Allegheny Energy, Inc.	31,942	1,175
	CenterPoint Energy Inc.	64,917	946
	Pepco Holdings, Inc.	38,126	873
	Constellation Energy Group, Inc.	33,617	817

	NiSource, Inc.			51,832	765
	Integrys Energy Group, Inc.			14,422	720
	Pinnacle West Capital Corp.			18,926	651
	TECO Energy, Inc.			39,949	628
	CMS Energy Corp.			42,571	531
	Nicor Inc.			8,438	374
*	Dynegy, Inc.			95,769	343
					68,591
Total Common Stocks (Cost $2,026,423)					1,926,987
Temporary Cash Investments (0.8%)
	Coupon
Money Market Fund (0.8%)
[1,2]	Vanguard Market Liquidity Fund	2.296%		15,314,605	15,315
		Maturity Date		Face Amount ($000)
U.S. Agency Obligations (0.0%)
[3,4]	Federal Home Loan Bank	2.432%	10/15/08	1,000	999
Total Temporary Cash Investments (Cost $16,314)					16,314

Total Investments (100.3%) (Cost $2,042,737)	1,943,301
[2] Other Assets and Liabilities-Net (-0.3%)	(6,050)
Net Assets (100%)	1,937,251

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,922,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Includes $1,942,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
4	Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $2,042,737,000. Net unrealized depreciation of investment securities for tax purposes was $99,436,000, consisting of unrealized gains of $302,677,000 on securities that had risen in value since their purchase and $402,113,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	22	6,430	(373)
E-mini S&P 500 Index	75	4,384	(175)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	1,942,302	(548)
Level 2- Other significant observable inputs	999
Level 3- Significant unobservable inputs	—	—
Total	1,943,301	(548)

Vanguard VVIF Growth Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (95.1%)
Consumer Discretionary (4.9%)
*	Kohl's Corp.	107,475	4,952
	McDonald's Corp.	74,530	4,599
	Omnicom Group Inc.	55,980	2,159
	NIKE, Inc. Class B	8,670	580
	The Walt Disney Co.	17,400	534
*	Starbucks Corp.	25,100	373
			13,197
Consumer Staples (11.2%)
	Wal-Mart Stores, Inc.	122,160	7,316
	The Procter & Gamble Co.	48,280	3,365
	Colgate-Palmolive Co.	43,900	3,308
	The Coca-Cola Co.	61,240	3,238
	Philip Morris International Inc.	52,500	2,525
	Avon Products, Inc.	60,205	2,503
	PepsiCo, Inc.	34,200	2,437
	Costco Wholesale Corp.	26,600	1,727
	Wm. Wrigley Jr. Co.	20,900	1,659
	Kellogg Co.	22,900	1,285
	Wal-Mart de Mexico SA de Cv	30,950	1,065
			30,428
Energy (8.0%)
	Schlumberger Ltd.	126,820	9,903
	EOG Resources, Inc.	47,100	4,213
	Apache Corp.	25,250	2,633
*	National Oilwell Varco Inc.	35,500	1,783
*	Cameron International Corp.	35,620	1,373
	Suncor Energy, Inc.	26,620	1,122
*	Transocean, Inc.	7,100	780
			21,807
Exchange-Traded Fund (0.2%)
[1]	Vanguard Growth ETF	8,500	444

Financials (7.6%)
	CME Group, Inc.	26,021	9,667
	JPMorgan Chase & Co.	88,450	4,131
	Charles Schwab Corp.	111,900	2,909
	Franklin Resources Corp.	30,000	2,644
	The Goldman Sachs Group, Inc.	9,500	1,216
			20,567
Health Care (22.6%)
*	Gilead Sciences, Inc.	217,220	9,901
	Abbott Laboratories	145,140	8,357
*	Celgene Corp.	128,930	8,159
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	137,710	6,306

*	Genentech, Inc.	70,575	6,259
	Alcon, Inc.	33,540	5,417
*	Medco Health Solutions, Inc.	93,300	4,198
	Becton, Dickinson & Co.	42,390	3,402
	Baxter International, Inc.	44,900	2,947
	Allergan, Inc.	47,930	2,468
*	St. Jude Medical, Inc.	45,870	1,995
*	Thermo Fisher Scientific, Inc.	36,250	1,994
			61,403
Industrials (7.5%)
	Danaher Corp.	33,415	2,319
	Honeywell International Inc.	51,000	2,119
	Roper Industries Inc.	35,870	2,043
	Deere & Co.	39,100	1,935
	Fastenal Co.	38,700	1,911
	Fluor Corp.	29,840	1,662
	ABB Ltd. ADR	81,005	1,572
	Lockheed Martin Corp.	13,700	1,503
	J.B. Hunt Transport Services, Inc.	37,240	1,243
	Expeditors International of Washington, Inc.	33,370	1,163
	Union Pacific Corp.	15,800	1,124
	Joy Global Inc.	23,470	1,059
	Emerson Electric Co.	17,600	718
			20,371
Information Technology (27.0%)
*	Google Inc.	37,610	15,064
*	Apple Inc.	106,644	12,121
	Hewlett-Packard Co.	256,500	11,861
*	Cisco Systems, Inc.	480,387	10,838
	QUALCOMM Inc.	176,365	7,578
	Microsoft Corp.	159,165	4,248
*	Adobe Systems, Inc.	75,690	2,987
*	Electronic Arts Inc.	60,120	2,224
*	Research In Motion Ltd.	27,615	1,886
*	FLIR Systems, Inc.	37,040	1,423
*	salesforce.com, inc.	24,590	1,190
	Intel Corp.	56,580	1,060
*	Activision Blizzard, Inc.	58,000	895
			73,375
Materials (4.9%)
	Monsanto Co.	95,730	9,475
	Praxair, Inc.	31,210	2,239
	Air Products & Chemicals, Inc.	23,300	1,596
			13,310
Telecommunication Services (1.2%)
	America Movil SA de CV Series L ADR	68,200	3,162

Total Common Stocks (Cost $271,380)			258,064

Temporary Cash Investments (2.9%)
	Coupon		Shares	Market Value ($000)
Money Market Fund (2.4%)
[2]	Vanguard Market Liquidity Fund	2.296%	6,427,526	6,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.5%)
[3,4]	Federal Home Loan Bank	2.576%	11/24/08	1,500	1,492
Total Temporary Cash Investments (Cost $7,922)					7,920
Total Investments (98.0%) (Cost $279,302)					265,984
Other Assets and Liabilities-Net (2.0%)					5,303
Net Assets (100%)					271,287

*		Non-income-producing security.
1		Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3		The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
4		Securities with a value of $1,492,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $279,302,000. Net unrealized depreciation of investment securities for tax purposes was $13,318,000, consisting of unrealized gains of $11,969,000 on securities that had risen in value since their purchase and $25,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.2% and -0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	13	3,799	(236)
E-mini S&P 500 Index	60	3,507	(143)
S&P MidCap 400 Index	3	1,096	(40)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	264,492	(419)
Level 2- Other significant observable inputs	1,492
Level 3- Significant unobservable inputs	—	—
Total	265,984	(419)

Vanguard VVIF Mid-Cap Index Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (13.9%)
*	Apollo Group, Inc. Class A	51,242	3,039
	H & R Block, Inc.	116,885	2,636
	VF Corp.	31,228	2,414
	Genuine Parts Co.	58,858	2,367
	Mattel, Inc.	130,037	2,346
	Whirlpool Corp.	26,907	2,133
	Cablevision Systems NY Group Class A	83,663	2,105
	Sherwin-Williams Co.	36,216	2,070
	Tim Hortons, Inc.	66,148	1,960
*	AutoZone Inc.	15,784	1,947
	Limited Brands, Inc.	110,079	1,907
*	GameStop Corp. Class A	55,682	1,905
	Wynn Resorts Ltd.	21,977	1,794
	Ross Stores, Inc.	47,830	1,761
	Newell Rubbermaid, Inc.	99,147	1,711
	Nordstrom, Inc.	58,937	1,699
	Tiffany & Co.	45,243	1,607
	Eastman Kodak Co.	103,429	1,591
	Hasbro, Inc.	44,829	1,556
*	Mohawk Industries, Inc.	20,848	1,405
	Gannett Co., Inc.	82,040	1,387
	BorgWarner, Inc.	41,673	1,366
	Darden Restaurants Inc.	47,537	1,361
	Advance Auto Parts, Inc.	34,146	1,354
	Polo Ralph Lauren Corp.	20,100	1,339
*	Urban Outfitters, Inc.	41,981	1,338
	Black & Decker Corp.	21,958	1,334
	D. R. Horton, Inc.	102,100	1,329
*	Interpublic Group of Cos., Inc.	169,392	1,313
	Leggett & Platt, Inc.	59,768	1,302
*	The Goodyear Tire & Rubber Co.	82,041	1,256
	Washington Post Co. Class B	2,216	1,234
*	O'Reilly Automotive, Inc.	46,025	1,232
	Abercrombie & Fitch Co.	30,976	1,222
*	Toll Brothers, Inc.	48,338	1,220
*	Dollar Tree, Inc.	32,292	1,174
	Scripps Networks Interactive	31,739	1,152
	PetSmart, Inc.	45,745	1,130
	Family Dollar Stores, Inc.	47,583	1,128
*	ITT Educational Services, Inc.	13,900	1,125
	Pulte Homes, Inc.	78,624	1,098
*,^	CarMax, Inc.	78,312	1,096
*	Expedia, Inc.	70,234	1,061
	The Stanley Works	25,342	1,058

	Royal Caribbean Cruises, Ltd.	49,788	1,033
	American Eagle Outfitters, Inc.	66,375	1,012
	Wyndham Worldwide Corp.	63,424	996
*	Priceline.com, Inc.	13,134	899
	Foot Locker, Inc.	55,407	895
	Autoliv, Inc.	26,054	879
	Burger King Holdings Inc.	33,875	832
*	NVR, Inc.	1,426	816
*,^	Lamar Advertising Co. Class A	26,266	811
	Virgin Media Inc.	100,069	790
	RadioShack Corp.	44,746	773
	WABCO Holdings Inc.	21,238	755
	Centex Corp.	44,421	720
*	Discovery Communications Inc. Class C	50,611	717
	Guess ?, Inc.	20,388	709
*	Penn National Gaming, Inc.	26,462	703
	New York Times Co. Class A	48,824	698
*	Discovery Communications Inc. Class A	48,111	686
	Harman International Industries, Inc.	19,846	676
	Brinker International, Inc.	36,370	651
	Lennar Corp. Class A	41,572	631
*	Office Depot, Inc.	98,122	571
*,^	Sirius XM Radio Inc.	959,046	547
*	AutoNation, Inc.	47,916	539
	KB Home	27,218	536
	Williams-Sonoma, Inc.	32,235	522
	Weight Watchers International, Inc.	12,763	467
*	Wendy's/Arby's Group, Inc.	61,476	323
*	CTC Media, Inc.	16,288	244
*	Clear Channel Outdoor Holdings, Inc. Class A	14,819	203
	Lennar Corp. Class B	4,820	59
			90,255
Consumer Staples (5.6%)
	UST, Inc.	53,004	3,527
	The Clorox Co.	49,425	3,099
	Bunge Ltd.	43,509	2,749
*	Dr. Pepper Snapple Group, Inc.	90,928	2,408
	Molson Coors Brewing Co. Class B	44,029	2,058
	The Estee Lauder Cos. Inc. Class A	37,345	1,864
	Coca-Cola Enterprises, Inc.	105,034	1,761
	SuperValu Inc.	76,319	1,656
	McCormick & Co., Inc.	41,416	1,593
*	Energizer Holdings, Inc.	19,561	1,576
*	Constellation Brands, Inc. Class A	69,332	1,488
	The Pepsi Bottling Group, Inc.	50,950	1,486
	Church & Dwight, Inc.	23,841	1,480
	Brown-Forman Corp. Class B	19,524	1,402
*	Ralcorp Holdings, Inc.	20,139	1,358
*	Dean Foods Co.	54,502	1,273
	Tyson Foods, Inc.	103,654	1,238

	Whole Foods Market, Inc.	50,338	1,008
	Hormel Foods Corp.	26,763	971
*,^	Hansen Natural Corp.	26,821	811
*	Smithfield Foods, Inc.	43,221	686
	PepsiAmericas, Inc.	22,940	475
*	Bare Escentuals, Inc.	19,621	213
			36,180
Energy (11.0%)
	Noble Corp.	96,378	4,231
	Murphy Oil Corp.	64,652	4,147
*	Southwestern Energy Co.	122,778	3,750
	Noble Energy, Inc.	61,855	3,439
	El Paso Corp.	252,266	3,219
*	Ultra Petroleum Corp.	54,899	3,038
	CONSOL Energy, Inc.	65,478	3,005
*	Cameron International Corp.	77,802	2,999
	ENSCO International, Inc.	51,722	2,981
*	Nabors Industries, Inc.	101,101	2,519
	Range Resources Corp.	55,267	2,369
	Pioneer Natural Resources Co.	42,818	2,239
*	FMC Technologies Inc.	45,895	2,136
	BJ Services Co.	105,617	2,020
*	Petrohawk Energy Corp.	88,725	1,919
*	Pride International, Inc.	60,253	1,784
	Arch Coal, Inc.	51,663	1,699
*	Denbury Resources, Inc.	88,429	1,684
	Helmerich & Payne, Inc.	37,375	1,614
*	Newfield Exploration Co.	47,306	1,513
*	Forest Oil Corp.	30,200	1,498
	Sunoco, Inc.	41,957	1,493
	Cimarex Energy Co.	29,794	1,457
*	Plains Exploration & Production Co.	38,635	1,358
*	Alpha Natural Resources, Inc.	25,178	1,295
	Cabot Oil & Gas Corp.	35,147	1,270
	Rowan Cos., Inc.	40,441	1,236
*	Kinder Morgan Management, LLC	24,257	1,193
	Patterson-UTI Energy, Inc.	55,337	1,108
	Massey Energy Co.	28,903	1,031
	Walter Industries, Inc.	19,831	941
	Tesoro Corp.	49,276	813
*	Quicksilver Resources, Inc.	36,955	725
*	Exterran Holdings, Inc.	22,314	713
*	Continental Resources, Inc.	18,150	712
	Frontier Oil Corp.	37,273	687
*	IHS Inc. Class A	13,184	628
*	SandRidge Energy, Inc.	26,108	512
*	CNX Gas Corp.	10,739	240
			71,215
Financials (17.5%)
	HCP, Inc. REIT	89,664	3,598

	Unum Group	124,134	3,116
	Hudson City Bancorp, Inc.	167,471	3,090
	Plum Creek Timber Co. Inc. REIT	61,287	3,056
	Leucadia National Corp.	66,706	3,031
	Kimco Realty Corp. REIT	82,016	3,030
	Avalonbay Communities, Inc. REIT	27,656	2,722
	Annaly Mortgage Management Inc. REIT	189,856	2,554
	Ventas, Inc. REIT	49,753	2,459
	People's United Financial Inc.	124,300	2,393
	Host Hotels & Resorts Inc. REIT	177,807	2,363
	Assurant, Inc.	36,067	1,984
	New York Community Bancorp, Inc.	117,033	1,965
	XL Capital Ltd. Class A	109,124	1,958
	Torchmark Corp.	32,233	1,928
	Everest Re Group, Ltd.	22,113	1,913
*	American Capital Ltd.	72,725	1,855
	Health Care Inc. REIT	34,814	1,853
	Federal Realty Investment Trust REIT	20,984	1,796
	Comerica, Inc.	53,899	1,767
	Marshall & Ilsley Corp.	83,779	1,688
	Regency Centers Corp. REIT	25,030	1,669
	The Macerich Co. REIT	26,042	1,658
	Willis Group Holdings Ltd.	50,671	1,635
*	IntercontinentalExchange Inc.	20,235	1,633
	Axis Capital Holdings Ltd.	50,768	1,610
	AMB Property Corp. REIT	35,202	1,595
	Cincinnati Financial Corp.	55,667	1,583
*	Nasdaq Stock Market Inc.	50,033	1,529
^	Zions Bancorp	38,508	1,490
	Janus Capital Group Inc.	58,504	1,420
	Eaton Vance Corp.	39,234	1,382
*	TD Ameritrade Holding Corp.	85,115	1,379
	White Mountains Insurance Group Inc.	2,918	1,371
	Developers Diversified Realty Corp. REIT	42,993	1,362
	SL Green Realty Corp. REIT	20,924	1,356
	PartnerRe Ltd.	19,478	1,326
*	The St. Joe Co.	33,175	1,297
	Duke Realty Corp. REIT	52,687	1,295
	W.R. Berkley Corp.	54,461	1,283
	Liberty Property Trust REIT	33,281	1,253
	UDR, Inc. REIT	46,116	1,206
*	Markel Corp.	3,396	1,194
*	Arch Capital Group Ltd.	16,137	1,178
	RenaissanceRe Holdings Ltd.	21,994	1,144
	Apartment Investment & Management Co. Class A REIT	32,219	1,128
	Raymond James Financial, Inc.	34,188	1,127
	HCC Insurance Holdings, Inc.	41,348	1,116
	SEI Investments Co.	48,373	1,074
	Fidelity National Financial, Inc. Class A	72,875	1,071
	Synovus Financial Corp.	100,659	1,042

	Commerce Bancshares, Inc.	21,981	1,020
	Old Republic International Corp.	78,549	1,001
	Huntington Bancshares Inc.	124,788	997
	Weingarten Realty Investors REIT	27,119	967
	Federated Investors, Inc.	32,906	949
	Brown & Brown, Inc.	42,850	926
	Camden Property Trust REIT	19,050	874
*	CB Richard Ellis Group, Inc.	65,212	872
	Associated Banc-Corp.	43,467	867
^	MBIA, Inc.	72,311	860
	First American Corp.	28,162	831
	CapitalSource Inc. REIT	66,700	820
	Nationwide Financial Services, Inc.	16,484	813
	City National Corp.	14,648	795
	Popular, Inc.	95,522	792
	American Financial Group, Inc.	26,178	772
	Sovereign Bancorp, Inc.	194,839	770
	TCF Financial Corp.	40,661	732
	CIT Group Inc.	101,277	705
	Forest City Enterprise Class A	22,600	693
^	Allied Capital Corp.	64,136	693
	Hospitality Properties Trust REIT	33,733	692
	Protective Life Corp.	23,775	678
	First Horizon National Corp.	69,086	656
*,^	Reinsurance Group of America, Inc. Class A	11,177	604
	TFS Financial Corp.	41,491	519
	Transatlantic Holdings, Inc.	9,488	516
*	Reinsurance Group of America, Inc. Group-B	9,868	468
	National City Corp.	258,660	453
	BOK Financial Corp.	8,567	415
	Student Loan Corp.	1,388	129
	Washington Mutual, Inc.	181,128	15
			113,419
Health Care (10.6%)
	C.R. Bard, Inc.	35,602	3,378
*	Intuitive Surgical, Inc.	13,872	3,343
	Quest Diagnostics, Inc.	59,364	3,067
*	Laboratory Corp. of America Holdings	39,976	2,778
*	Varian Medical Systems, Inc.	45,018	2,572
*	Humana Inc.	60,640	2,498
*	Barr Pharmaceuticals Inc.	36,747	2,400
*	Hospira, Inc.	57,019	2,178
	AmerisourceBergen Corp.	57,698	2,172
*	DaVita, Inc.	37,617	2,145
*	Waters Corp.	35,976	2,093
	Applied Biosystems Inc.	60,519	2,073
*	Covance, Inc.	22,510	1,990
	DENTSPLY International Inc.	50,800	1,907
*	Cephalon, Inc.	24,290	1,882
*	Hologic, Inc.	91,860	1,776

*	Vertex Pharmaceuticals, Inc.	53,377	1,774
*	Coventry Health Care Inc.	54,458	1,773
*	Illumina, Inc.	43,458	1,761
*	Henry Schein, Inc.	32,442	1,747
	Beckman Coulter, Inc.	22,517	1,598
	Pharmaceutical Product Development, Inc.	38,631	1,597
*	Millipore Corp.	19,783	1,361
*	Charles River Laboratories, Inc.	24,426	1,356
*	ImClone Systems, Inc.	21,697	1,355
*	Invitrogen Corp.	33,528	1,267
	Omnicare, Inc.	43,641	1,256
*	Mylan Inc.	109,362	1,249
	IMS Health, Inc.	64,972	1,229
*	Patterson Cos.	37,074	1,127
*	Cerner Corp.	24,609	1,099
	Perrigo Co.	28,428	1,093
*	Community Health Systems, Inc.	34,559	1,013
*	Amylin Pharmaceuticals, Inc.	49,279	996
*	Health Net Inc.	38,588	911
*	Endo Pharmaceuticals Holdings, Inc.	43,132	863
*	King Pharmaceuticals, Inc.	88,475	848
*	Lincare Holdings, Inc.	26,239	790
*	Sepracor Inc.	38,667	708
*	Kinetic Concepts, Inc.	19,451	556
*	Warner Chilcott Ltd.	35,858	542
*	WellCare Health Plans Inc.	14,959	538
	Brookdale Senior Living Inc.	12,792	281
			68,940
Industrials (14.8%)
	L-3 Communications Holdings, Inc.	43,908	4,317
	Fluor Corp.	63,554	3,540
	ITT Industries, Inc.	61,819	3,438
	Parker Hannifin Corp.	60,258	3,194
	C.H. Robinson Worldwide Inc.	61,117	3,114
	Cummins Inc.	69,294	3,029
	Rockwell Collins, Inc.	57,614	2,771
	Dover Corp.	68,033	2,759
	Expeditors International of Washington, Inc.	76,628	2,670
	Cooper Industries, Inc. Class A	62,519	2,498
	Pitney Bowes, Inc.	74,555	2,480
*	Jacobs Engineering Group Inc.	43,636	2,370
	Fastenal Co.	45,549	2,250
*	McDermott International, Inc.	81,386	2,079
	W.W. Grainger, Inc.	23,307	2,027
	Republic Services, Inc. Class A	65,222	1,955
	The Dun & Bradstreet Corp.	19,921	1,880
	R.R. Donnelley & Sons Co.	76,251	1,870
	Goodrich Corp.	44,949	1,870
	Rockwell Automation, Inc.	50,042	1,868
*	Foster Wheeler Ltd.	51,728	1,868

	Flowserve Corp.	20,690	1,837
*	Stericycle, Inc.	30,940	1,823
	Roper Industries Inc.	31,963	1,821
	Joy Global Inc.	38,743	1,749
*	Iron Mountain, Inc.	68,557	1,673
*	Quanta Services, Inc.	61,587	1,663
	Equifax, Inc.	46,463	1,601
	Ametek, Inc.	38,293	1,561
*	Allied Waste Industries, Inc.	139,662	1,552
	Avery Dennison Corp.	34,342	1,527
	Pall Corp.	44,035	1,514
	SPX Corp.	19,186	1,477
	Cintas Corp.	49,635	1,425
*	AGCO Corp.	32,878	1,401
	Robert Half International, Inc.	54,050	1,338
	Ryder System, Inc.	20,579	1,276
	Manpower Inc.	28,455	1,228
	Bucyrus International, Inc.	26,852	1,200
	Pentair, Inc.	33,748	1,167
	Harsco Corp.	30,222	1,124
*	Terex Corp.	36,179	1,104
*	Covanta Holding Corp.	44,278	1,060
*	Copart, Inc.	26,851	1,020
	J.B. Hunt Transport Services, Inc.	29,087	971
*,^	SunPower Corp. Class A	13,679	970
	KBR Inc.	60,841	929
*	Shaw Group, Inc.	29,709	913
*	AMR Corp.	89,471	879
*	Delta Air Lines Inc.	104,857	781
	The Manitowoc Co., Inc.	46,661	726
*	USG Corp.	26,700	683
*	Owens Corning Inc.	28,291	676
*	Monster Worldwide Inc.	40,565	605
*	Spirit Aerosystems Holdings Inc.	36,876	593
*	Hertz Global Holdings Inc.	52,100	394
	Oshkosh Truck Corp.	26,906	354
			96,462
Information Technology (11.9%)
*	Fiserv, Inc.	58,880	2,786
*	Autodesk, Inc.	80,095	2,687
	Amphenol Corp.	62,829	2,522
	Linear Technology Corp.	79,680	2,443
*	Cognizant Technology Solutions Corp.	103,792	2,370
	Xilinx, Inc.	100,286	2,352
	Harris Corp.	48,268	2,230
	Altera Corp.	107,731	2,228
*	Computer Sciences Corp.	54,313	2,180
*	Flextronics International Ltd.	299,804	2,123
*	McAfee Inc.	57,783	1,962
*	BMC Software, Inc.	68,410	1,959

	Microchip Technology, Inc.	66,239	1,949
	KLA-Tencor Corp.	61,078	1,933
*	VeriSign, Inc.	69,738	1,819
*	FLIR Systems, Inc.	46,873	1,801
*	Alliance Data Systems Corp.	28,393	1,800
*	salesforce.com, inc.	36,703	1,776
*	Marvell Technology Group Ltd.	183,349	1,705
*	Western Digital Corp.	79,427	1,693
*	Citrix Systems, Inc.	65,860	1,664
*	Affiliated Computer Services, Inc. Class A	32,272	1,634
*	SanDisk Corp.	80,473	1,573
	National Semiconductor Corp.	87,098	1,499
*	LAM Research Corp.	44,780	1,410
*	Avnet, Inc.	53,978	1,329
*	NCR Corp.	60,019	1,323
	Fidelity National Information Services, Inc.	69,978	1,292
*	Teradata Corp.	64,389	1,256
*	LSI Corp.	228,871	1,227
*	Arrow Electronics, Inc.	44,010	1,154
*	Hewitt Associates, Inc.	31,486	1,147
*	Advanced Micro Devices, Inc.	217,737	1,143
*	Trimble Navigation Ltd.	43,533	1,126
*	Lexmark International, Inc.	34,178	1,113
*	Micron Technology, Inc.	273,215	1,106
	Lender Processing Services, Inc.	34,739	1,060
*	Akamai Technologies, Inc.	60,393	1,053
*	Red Hat, Inc.	68,422	1,031
	SunPower Corp. Class B	14,817	1,023
*	Synopsys, Inc.	50,841	1,014
	Total System Services, Inc.	60,228	988
*	Ingram Micro, Inc. Class A	54,088	869
*	DST Systems, Inc.	14,696	823
	Molex, Inc.	34,238	769
*	Nuance Communications, Inc.	60,752	741
	Intersil Corp.	44,446	737
*	Novellus Systems, Inc.	35,857	704
*	JDS Uniphase Corp.	80,588	682
*	Dolby Laboratories Inc.	18,240	642
*	Cadence Design Systems, Inc.	92,478	625
	Jabil Circuit, Inc.	63,690	608
*	Tellabs, Inc.	135,381	550
	Molex, Inc. Class A	16,068	334
			77,567
Materials (5.8%)
	Vulcan Materials Co.	39,302	2,928
	Sigma-Aldrich Corp.	46,172	2,420
*	Owens-Illinois, Inc.	59,876	1,760
	CF Industries Holdings, Inc.	19,203	1,756
	Cleveland-Cliffs Inc.	32,389	1,715
^	Martin Marietta Materials, Inc.	14,724	1,649

	Celanese Corp. Series A	54,177	1,512
	Eastman Chemical Co.	27,384	1,508
	MeadWestvaco Corp.	62,329	1,453
	Airgas, Inc.	26,749	1,328
	Ball Corp.	33,308	1,315
	FMC Corp.	25,563	1,314
*	Crown Holdings, Inc.	57,565	1,279
	Sealed Air Corp.	57,409	1,262
*	Pactiv Corp.	46,981	1,167
	Sonoco Products Co.	35,657	1,058
	Lubrizol Corp.	24,467	1,056
	AK Steel Holding Corp.	40,205	1,042
	International Flavors & Fragrances, Inc.	25,950	1,024
	Steel Dynamics, Inc.	57,512	983
	Allegheny Technologies Inc.	32,689	966
	Terra Industries, Inc.	32,738	962
	Bemis Co., Inc.	35,606	930
	Reliance Steel & Aluminum Co.	23,601	896
*	Domtar Corp.	191,691	882
	Albemarle Corp.	26,217	809
	Huntsman Corp.	58,940	743
	Commercial Metals Co.	40,922	691
	Ashland, Inc.	20,312	594
	Titanium Metals Corp.	42,451	481
			37,483
Telecommunication Services (2.5%)
*	Crown Castle International Corp.	96,129	2,785
*	NII Holdings Inc.	60,223	2,284
	Embarq Corp.	52,981	2,148
	Windstream Corp.	160,332	1,754
*,^	Level 3 Communications, Inc.	556,919	1,504
	Frontier Communications Corp.	116,518	1,340
	CenturyTel, Inc.	35,943	1,317
*	MetroPCS Communications Inc.	75,130	1,051
	Telephone & Data Systems, Inc.	23,631	845
*	Leap Wireless International, Inc.	19,772	753
	Telephone & Data Systems, Inc. - Special Common Shares	14,085	505
*	U.S. Cellular Corp.	6,878	323
			16,609
Utilities (6.3%)
	Xcel Energy, Inc.	154,467	3,088
	Questar Corp.	62,073	2,540
	DTE Energy Co.	58,473	2,346
	Allegheny Energy, Inc.	60,301	2,217
*	NRG Energy, Inc.	80,323	1,988
	Wisconsin Energy Corp.	41,958	1,884
	MDU Resources Group, Inc.	62,212	1,804
	Pepco Holdings, Inc.	72,340	1,657
	CenterPoint Energy Inc.	111,769	1,628
	Equitable Resources, Inc.	44,262	1,624

	SCANA Corp.	39,838	1,551
	NiSource, Inc.	98,146	1,449
	Northeast Utilities	55,739	1,430
	Integrys Energy Group, Inc.	27,435	1,370
*	Mirant Corp.	74,312	1,359
	NSTAR	38,348	1,285
	Alliant Energy Corp.	39,574	1,275
	Pinnacle West Capital Corp.	36,042	1,240
	ONEOK, Inc.	35,543	1,223
	TECO Energy, Inc.	75,413	1,186
	National Fuel Gas Co.	26,271	1,108
	Energen Corp.	24,439	1,107
	DPL Inc.	40,829	1,012
	CMS Energy Corp.	80,894	1,009
*	Reliant Energy, Inc.	124,276	913
	Sierra Pacific Resources	83,792	803
*	Dynegy, Inc.	180,274	645
			40,741
Total Common Stocks (Cost $781,353)			648,871

Temporary Cash Investments (1.0%)
Coupon
Money Market Fund (0.9%)
[1,2]	Vanguard Market Liquidity Fund	2.296%	5,637,800	5,638
Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.1%)
[3,4]	Federal Home Loan Bank	2.576%	11/24/08	500	498
Total Temporary Cash Investments (Cost $6,136)	6,136
Total Investments (100.9%) (Cost $787,489)	655,007
[2] Other Assets and Liabilities-Net (-0.9%)	(5,689)
Net Assets (100%)	649,318

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,365,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Includes $5,638,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
4	Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $787,489,000. Net unrealized depreciation of investment securities for tax purposes was $132,482,000, consisting of unrealized gains of $40,114,000 on securities that had risen in value since their purchase and $172,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index	2	730	(26)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	654,509	(26)
Level 2- Other significant observable inputs	498
Level 3- Significant unobservable inputs	—	—
Total	655,007	(26)

Vanguard VVIF REIT Index Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (98.0%)
Real Estate Investment Trusts (REITs) (98.0%)
Diversified REIT's (8.1%)
	CapLease, Inc. REIT	67,672	537
	Colonial Properties Trust REIT	71,751	1,341
	Cousins Properties, Inc. REIT	70,001	1,768
	Gramercy Capital Corp. REIT	69,752	181
	Investors Real Estate Trust REIT	91,468	1,023
	Liberty Property Trust REIT	147,650	5,559
	PS Business Parks, Inc. REIT	24,465	1,409
	Vornado Realty Trust REIT	220,425	20,048
	Washington REIT	78,709	2,883
			34,749
Industrial REIT's (7.5%)
	AMB Property Corp. REIT	156,249	7,078
	DCT Industrial Trust Inc. REIT	273,598	2,049
	DuPont Fabros Technology Inc.	56,805	866
	EastGroup Properties, Inc. REIT	39,817	1,933
^	First Industrial Realty Trust REIT	70,659	2,027
	First Potomac REIT	40,908	703
	ProLogis REIT	418,022	17,252
			31,908
Office REIT's (16.2%)
	Alexandria Real Estate Equities, Inc. REIT	51,160	5,755
	BioMed Realty Trust, Inc. REIT	114,364	3,025
	Boston Properties, Inc. REIT	190,929	17,882
	Brandywine Realty Trust REIT	139,805	2,241
	Corporate Office Properties Trust, Inc. REIT	81,146	3,274
	Digital Realty Trust, Inc. REIT	107,679	5,088
	Douglas Emmett, Inc. REIT	154,699	3,569
	Duke Realty Corp. REIT	233,948	5,750
	Franklin Street Properties Corp. REIT	95,670	1,244
	Highwood Properties, Inc. REIT	101,369	3,605
	HRPT Properties Trust REIT	359,197	2,475
	Kilroy Realty Corp. REIT	52,134	2,491
	Lexington Realty Trust REIT	96,144	1,656
	Mack-Cali Realty Corp. REIT	104,594	3,543
	Maguire Properties, Inc. REIT	60,744	362
	Parkway Properties Inc. REIT	24,236	918
	SL Green Realty Corp. REIT	93,130	6,035
			68,913
Residential REIT's (15.6%)
	American Campus Communities, Inc. REIT	63,739	2,160
	Apartment Investment & Management Co. Class A REIT	142,973	5,007
	Avalonbay Communities, Inc. REIT	122,808	12,087
	BRE Properties Inc. Class A REIT	81,234	3,980

	Camden Property Trust REIT	84,655	3,882
	Education Realty Trust, Inc. REIT	45,641	506
	Equity Lifestyle Properties, Inc. REIT	37,283	1,977
	Equity Residential REIT	431,308	19,154
	Essex Property Trust, Inc. REIT	40,702	4,816
	Home Properties, Inc. REIT	50,348	2,918
	Mid-America Apartment Communities, Inc. REIT	41,909	2,059
	Post Properties, Inc. REIT	70,480	1,971
	Sun Communities, Inc. REIT	26,394	523
	UDR, Inc. REIT	204,190	5,340
			66,380
Retail REIT's (26.8%)
	Acadia Realty Trust REIT	48,710	1,231
*	Alexander's, Inc. REIT	3,217	1,287
	CBL & Associates Properties, Inc. REIT	100,418	2,016
	Cedar Shopping Centers, Inc. REIT	70,625	934
	Developers Diversified Realty Corp. REIT	191,140	6,057
	Equity One, Inc. REIT	64,696	1,326
	Federal Realty Investment Trust REIT	93,783	8,028
	General Growth Properties Inc. REIT	383,909	5,797
	Getty Realty Holding Corp. REIT	29,834	663
	Glimcher Realty Trust REIT	60,269	629
	Inland Real Estate Corp. REIT	94,229	1,478
	Kimco Realty Corp. REIT	364,077	13,449
	Kite Realty Group Trust REIT	44,024	484
	National Retail Properties REIT	117,121	2,805
	Pennsylvania REIT	62,387	1,176
	Ramco-Gershenson Properties Trust REIT	29,604	664
^	Realty Income Corp. REIT	161,258	4,128
	Regency Centers Corp. REIT	111,559	7,440
	Saul Centers, Inc. REIT	22,715	1,148
	Simon Property Group, Inc. REIT	358,399	34,765
	Tanger Factory Outlet Centers, Inc. REIT	50,393	2,207
	Taubman Co. REIT	84,112	4,206
	The Macerich Co. REIT	115,779	7,369
	Urstadt Biddle Properties Class A REIT	31,441	590
	Weingarten Realty Investors REIT	120,585	4,301
			114,178
Specialized REIT's (23.8%)
	Ashford Hospitality Trust REIT	181,143	734
	DiamondRock Hospitality Co. REIT	150,475	1,369
	Entertainment Properties Trust REIT	52,453	2,870
	Extra Space Storage Inc. REIT	120,579	1,852
	FelCor Lodging Trust, Inc. REIT	100,046	716
	HCP, Inc. REIT	398,198	15,980
	Health Care Inc. REIT	154,925	8,247
	Healthcare Realty Trust Inc. REIT	89,708	2,615
	Hospitality Properties Trust REIT	149,817	3,074
	Host Hotels & Resorts Inc. REIT	791,039	10,513
	LaSalle Hotel Properties REIT	63,710	1,486

LTC Properties, Inc. REIT	31,285	917
Medical Properties Trust Inc. REIT	105,765	1,200

		National Health Investors REIT	39,814	1,361
		Nationwide Health Properties, Inc. REIT	153,727	5,531
		Omega Healthcare Investors, Inc. REIT	130,226	2,560
		Public Storage, Inc. REIT	202,274	20,027
		Senior Housing Properties Trust REIT	178,534	4,255
		Sovran Self Storage, Inc. REIT	34,746	1,553
		Strategic Hotels and Resorts, Inc. REIT	118,051	891
		Sunstone Hotel Investors, Inc. REIT	81,492	1,100
		U-Store-It Trust REIT	78,172	959
		Universal Health Realty Income REIT	17,932	698
		Ventas, Inc. REIT	220,774	10,911
				101,419
Total Common Stocks (Cost $466,827)				417,547
		Coupon
Temporary Cash Investment (2.3%)
[1,2]	Vanguard Market Liquidity Fund (Cost $9,748)	2.296%	9,748,199	9,748

Total Investments (100.3%) (Cost $476,575)				427,295
[2] Other Assets and Liabilities-Net (-0.3%)				(1,439)
Net Assets (100%)				425,856

^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,314,000.
*		Non-income-producing security.
1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2		Includes $1,333,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

VVIF REIT Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $476,575,000. Net unrealized depreciation of investment securities for tax purposes was $49,280,000, consisting of unrealized gains of $25,993,000 on securities that had risen in value since their purchase and $75,273,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard VVIF Small Company Growth Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (92.6%)
Consumer Discretionary (12.2%)
	Monro Muffler Brake, Inc.	310,925	7,170
	Ross Stores, Inc.	108,610	3,998
*,^	Jos. A. Bank Clothiers, Inc.	105,500	3,545
	Aaron Rents, Inc.	119,300	3,229
*	WMS Industries, Inc.	103,200	3,155
*	Skechers U.S.A., Inc.	166,250	2,798
	Matthews International Corp.	52,200	2,649
*	Rent-A-Center, Inc.	118,700	2,645
*	thinkorswim Group, Inc.	287,600	2,396
*	The Dress Barn, Inc.	147,300	2,252
	WABCO Holdings Inc.	62,756	2,230
*,^	MarineMax, Inc.	278,100	2,011
	Guess ?, Inc.	48,100	1,673
*	Urban Outfitters, Inc.	50,500	1,609
	Limited Brands, Inc.	88,300	1,529
*	The Wet Seal, Inc. Class A	413,200	1,500
*	O'Reilly Automotive, Inc.	47,671	1,276
*	Hot Topic, Inc.	184,600	1,220
*	Buffalo Wild Wings Inc.	27,300	1,099
*	NVR, Inc.	1,870	1,070
*	True Religion Apparel, Inc.	40,800	1,055
	Tiffany & Co.	25,700	913
*	Dollar Tree, Inc.	22,200	807
*	ITT Educational Services, Inc.	9,500	769
	DeVry, Inc.	15,400	763
	Harte-Hanks, Inc.	70,000	726
*	Big Lots Inc.	23,100	643
*	Aeropostale, Inc.	19,950	641
*,^	Chipotle Mexican Grill, Inc.	11,200	622
*	FGX International Holdings Ltd.	55,000	609
	Advance Auto Parts, Inc.	15,200	603
*	Hanesbrands Inc.	27,700	602
*	Marvel Entertainment, Inc.	17,200	587
*	The Goodyear Tire & Rubber Co.	38,200	585
*,^	Under Armour, Inc.	18,200	578
	Burger King Holdings Inc.	23,300	572
*	Central European Media Enterprises Ltd. Class A	8,600	562
*	Bally Technologies Inc.	18,200	551
	John Wiley & Sons Class A	12,800	518
*	Fossil, Inc.	17,400	491
*	Deckers Outdoor Corp.	4,700	489
	The Buckle, Inc.	8,200	455
*	CEC Entertainment Inc.	13,000	432
	Interactive Data Corp.	16,100	406

*	Jack in the Box Inc.	19,200	405
*	Chipotle Mexican Grill, Inc. Class B	8,400	393
	BorgWarner, Inc.	11,400	374
	American Eagle Outfitters, Inc.	24,200	369
*	Denny's Corp.	140,000	361
	CBRL Group, Inc.	12,100	318
*	Steiner Leisure Ltd.	9,100	313
*	GameStop Corp. Class A	9,100	311
*	Priceline.com, Inc.	4,300	294
*	The Warnaco Group, Inc.	6,400	290
*	Fuel Systems Solutions, Inc.	8,200	283
*	Penn National Gaming, Inc.	10,100	268
^	Systemax Inc.	18,900	266
*	Wendy's/Arby's Group, Inc.	45,900	241
*	Perry Ellis International Corp.	16,000	239
*	CTC Media, Inc.	15,500	233
*,^	American Apparel, Inc.	28,200	231
*	Amerigon Inc.	34,700	228
	Service Corp. International	26,100	218
*	Global Sources Ltd.	20,674	208
*	Morningstar, Inc.	3,400	189
*	1-800-FLOWERS.COM, Inc.	30,600	184
	Autoliv, Inc.	5,400	182
*	Lear Corp.	16,300	171
*	Citi Trends Inc.	10,100	165
*	Jo-Ann Stores, Inc.	7,600	159
*	Valassis Communications, Inc.	16,800	145
*	Sirius XM Radio Inc.	240,220	137
	The Stanley Works	3,200	134
*	CarMax, Inc.	7,300	102
*	Interpublic Group of Cos., Inc.	13,000	101
*	Smith & Wesson Holding Corp.	23,300	87
	Thor Industries, Inc.	3,500	87
*	Red Robin Gourmet Burgers, Inc.	3,100	83
	Finish Line, Inc.	8,300	83
	PetSmart, Inc.	3,200	79
*	American Public Education, Inc.	1,300	63
*	Capella Education Co.	1,100	47
	DineEquity, Inc.	2,600	44
	Strayer Education, Inc.	200	40
*	Nexstar Broadcasting Group, Inc.	15,900	35
	Hillenbrand Inc.	1,300	26
	CKX, Inc.	4,100	25
*	Lamar Advertising Co. Class A	500	15
			72,259
Consumer Staples (3.4%)
	Ruddick Corp.	112,700	3,657
	Nu Skin Enterprises, Inc.	160,000	2,595
*,^	Chattem, Inc.	31,800	2,486
	Spartan Stores, Inc.	96,760	2,407

	Diamond Foods, Inc.	62,100	1,741
	PriceSmart, Inc.	102,700	1,719
	Herbalife Ltd.	34,400	1,360
	Church & Dwight, Inc.	15,200	944
	Flowers Foods, Inc.	19,100	561
*	Central European Distribution Corp.	9,600	436
*	Ralcorp Holdings, Inc.	6,100	411
*	Energizer Holdings, Inc.	3,700	298
^	Cal-Maine Foods, Inc.	9,400	258
*	Winn-Dixie Stores, Inc.	18,500	257
	Alberto-Culver Co.	8,700	237
*	Darling International, Inc.	14,600	162
	Nash-Finch Co.	3,600	155
	Longs Drug Stores, Inc.	2,000	151
*	Fresh Del Monte Produce Inc.	5,200	116
*	Boston Beer Co., Inc. Class A	1,300	62
	Whole Foods Market, Inc.	2,600	52
*	Green Mountain Coffee Roasters, Inc.	1,000	39
	McCormick & Co., Inc.	800	31
	Coca-Cola Bottling Co.	200	9
			20,144
Energy (4.3%)
*	Oceaneering International, Inc.	38,800	2,069
*	Helix Energy Solutions Group, Inc.	70,300	1,707
*	Atwood Oceanics, Inc.	46,200	1,682
	St. Mary Land & Exploration Co.	45,450	1,620
*	Tesco Corp.	68,700	1,439
*,^	Clean Energy Fuels Corp.	99,200	1,404
*	IHS Inc. Class A	20,500	977
	CARBO Ceramics Inc.	17,200	888
*	Whiting Petroleum Corp.	9,300	663
*	Arena Resources, Inc.	16,500	641
^	Frontline Ltd.	12,500	601
*	Superior Energy Services, Inc.	18,200	567
*	Comstock Resources, Inc.	10,800	541
	Massey Energy Co.	15,000	535
*	Unit Corp.	9,600	478
*	McMoRan Exploration Co.	19,600	463
*	Concho Resources, Inc.	16,400	453
*	Oil States International, Inc.	12,800	452
*	Petrohawk Energy Corp.	20,400	441
*	Mariner Energy Inc.	21,500	441
*	Alpha Natural Resources, Inc.	8,400	432
*	Dresser Rand Group, Inc.	12,800	403
	W&T Offshore, Inc.	14,300	390
	Berry Petroleum Class A	9,800	380
	Ship Finance International Ltd.	17,500	377
	Tidewater Inc.	6,500	360
*	Gulfmark Offshore, Inc.	7,900	355
*	Petroleum Development Corp.	7,900	350

*	Contango Oil & Gas Co.	6,100	329
*	Warren Resources Inc.	32,900	328
	Crosstex Energy, Inc.	12,800	320
*	Encore Acquisition Co.	6,800	284
*	Clayton Williams Energy, Inc.	4,000	282
*	Rosetta Resources, Inc.	14,400	264
*	Pioneer Drilling Co.	18,700	249
*	Approach Resources Inc.	15,800	228
*	ATP Oil & Gas Corp.	12,800	228
*	Denbury Resources, Inc.	11,600	221
*	Aventine Renewable Energy Holdings, Inc.	60,200	190
	Walter Industries, Inc.	3,600	171
*	Continental Resources, Inc.	4,100	161
	Cimarex Energy Co.	3,100	152
*	Stone Energy Corp.	3,445	146
*	Willbros Group, Inc.	5,400	143
*	Quicksilver Resources, Inc.	7,100	139
*	Basic Energy Services Inc.	5,600	119
*	Patriot Coal Corp.	3,800	110
	Patterson-UTI Energy, Inc.	4,200	84
*	EXCO Resources, Inc.	4,800	78
	Foundation Coal Holdings, Inc.	1,700	60
	Cabot Oil & Gas Corp.	600	22
	Penn Virginia Corp.	400	21
			25,438
Exchange-Traded Fund (1.0%)
[1]	Vanguard Small-Cap Growth ETF	104,300	6,182
Financials (4.3%)
	Cash America International Inc.	101,855	3,671
^	Jefferies Group, Inc.	155,700	3,407
	SEI Investments Co.	134,000	2,975
	Waddell & Reed Financial, Inc.	74,300	1,839
*	Harris & Harris Group, Inc.	222,100	1,417
	MHI Hospitality Corp.	240,400	1,260
	Cullen/Frost Bankers, Inc.	15,000	900
	Eaton Vance Corp.	23,900	842
	QC Holdings Inc.	120,090	821
	Taubman Co. REIT	10,600	530
*	Pinnacle Financial Partners, Inc.	16,500	508
	Federated Investors, Inc.	16,600	478
	Axis Capital Holdings Ltd.	14,600	463
	Tanger Factory Outlet Centers, Inc. REIT	9,100	398
	Camden Property Trust REIT	8,300	381
*	Knight Capital Group, Inc. Class A	24,000	357
*	Interactive Brokers Group, Inc.	16,000	355
	Washington REIT	9,400	344
	Home Properties, Inc. REIT	5,800	336
*	Dollar Financial Corp.	19,000	292
*	World Acceptance Corp.	7,900	284
	EastGroup Properties, Inc. REIT	5,600	272

*	The St. Joe Co.	6,800	266
	Nationwide Health Properties, Inc. REIT	7,300	263
	Bank of Hawaii Corp.	4,800	256
	Saul Centers, Inc. REIT	4,700	237
	Odyssey Re Holdings Corp.	5,400	236
*	MF Global Ltd.	51,800	225
	Janus Capital Group Inc.	8,700	211
	Westamerica Bancorporation	3,500	201
*,^	Primus Guaranty, Ltd.	68,500	179
	Apartment Investment & Management Co. Class A REIT	4,149	145
*	Affiliated Managers Group, Inc.	1,700	141
*	Stifel Financial Corp.	2,700	135
	Weingarten Realty Investors REIT	3,600	128
*	Nasdaq Stock Market Inc.	4,000	122
	Forest City Enterprise Class A	3,900	120
	Digital Realty Trust, Inc. REIT	2,200	104
*	SVB Financial Group	1,500	87
	PartnerRe Ltd.	1,200	82
	Highwood Properties, Inc. REIT	2,100	75
	GFI Group Inc.	13,100	62
	Lazard Ltd. Class A	1,300	56
	Transatlantic Holdings, Inc.	600	33
	Ventas, Inc. REIT	600	30
	City National Corp.	400	22
			25,546
Health Care (24.6%)
*	Haemonetics Corp.	99,400	6,135
*	Henry Schein, Inc.	106,200	5,718
*	Durect Corp.	952,700	5,335
*	QLT Inc.	1,629,788	5,313
*	IDEXX Laboratories Corp.	94,500	5,179
*,^	Crucell NV ADR	315,800	4,914
*	Dyax Corp.	1,085,546	4,776
*	Edwards Lifesciences Corp.	72,500	4,188
*	AMAG Pharmaceuticals, Inc.	104,300	4,040
*	Isis Pharmaceuticals, Inc.	230,800	3,898
*	Bruker BioSciences Corp.	281,500	3,752
*	MWI Veterinary Supply Inc.	95,450	3,750
*,2	Impax Laboratories, Inc.	457,300	3,659
*	Sun Healthcare Group Inc.	246,600	3,615
*	Luminex Corp.	141,700	3,544
	Invacare Corp.	142,900	3,450
*	Seattle Genetics, Inc.	313,600	3,356
*	Medarex, Inc.	474,400	3,069
*	Alkermes, Inc.	220,800	2,937
*	Conceptus, Inc.	174,400	2,892
*,^	Align Technology, Inc.	262,500	2,843
*	XOMA Ltd.	1,307,400	2,746
*	ImmunoGen, Inc.	513,900	2,523
*	Tercica, Inc.	274,120	2,451

*	Nektar Therapeutics	641,000	2,301
	PDL BioPharma Inc.	234,390	2,182
*	Regeneron Pharmaceuticals, Inc.	83,950	1,833
*	Cytokinetics, Inc.	367,400	1,741
*	Vertex Pharmaceuticals, Inc.	50,200	1,669
*	Exelixis, Inc.	247,200	1,503
*	AngioDynamics, Inc.	80,700	1,275
*	Human Genome Sciences, Inc.	190,000	1,206
*	Cyberonics, Inc.	66,900	1,137
*	DUSA Pharmaceuticals, Inc.	856,000	984
*,^	BioLase Technology, Inc.	484,073	915
	Beckman Coulter, Inc.	11,600	823
*	Adolor Corp.	235,000	811
*	Cerner Corp.	17,300	772
*	Alexion Pharmaceuticals, Inc.	19,600	770
*	Myriad Genetics, Inc.	11,700	759
	Perrigo Co.	19,700	758
*	OSI Pharmaceuticals, Inc.	15,100	744
*	Cypress Bioscience, Inc.	100,000	735
*	AMN Healthcare Services, Inc.	39,600	696
	STERIS Corp.	17,700	665
*	Psychiatric Solutions, Inc.	17,300	657
*	Somanetics Corp.	30,000	656
*	Onyx Pharmaceuticals, Inc.	17,300	626
*	Lincare Holdings, Inc.	20,500	617
*	BioMarin Pharmaceutical Inc.	22,900	607
*	Endo Pharmaceuticals Holdings, Inc.	29,400	588
*	Masimo Corp.	15,700	584
*	Watson Pharmaceuticals, Inc.	19,800	564
*	PAREXEL International Corp.	19,400	556
*	Charles River Laboratories, Inc.	10,000	555
*	United Therapeutics Corp.	5,200	547
*	Sucampo Pharmaceuticals Inc.	62,300	531
*	Cubist Pharmaceuticals, Inc.	23,700	527
*	Invitrogen Corp.	13,500	510
	Meridian Bioscience Inc.	17,300	502
*	Warner Chilcott Ltd.	33,100	500
*	The Medicines Co.	21,300	495
*	Amedisys Inc.	10,000	487
*	Alnylam Pharmaceuticals Inc.	16,600	481
*	Arena Pharmaceuticals, Inc.	93,500	467
*	Waters Corp.	7,900	460
	Martek Biosciences Corp.	14,600	459
*	Covance, Inc.	5,100	451
*	Dionex Corp.	7,000	445
	Chemed Corp.	10,800	443
	Owens & Minor, Inc. Holding Co.	9,000	436
*	WellCare Health Plans Inc.	12,100	436
*	Merit Medical Systems, Inc.	22,800	428
	DENTSPLY International Inc.	11,300	424

*	Kendle International Inc.	9,400	420
*	Pain Therapeutics, Inc.	41,900	409
*	Kinetic Concepts, Inc.	14,300	409
*	Santarus Inc.	200,000	406
*	Cephalon, Inc.	4,900	380
	West Pharmaceutical Services, Inc.	7,700	376
*	Idera Pharmaceuticals, Inc.	26,600	374
	Medicis Pharmaceutical Corp.	25,000	373
	Ensign Group Inc.	21,800	373
*	CONMED Corp.	11,400	365
*	Emergency Medical Services LP Class A	12,200	365
*	Cross Country Healthcare, Inc.	22,300	363
*	Inspire Pharmaceuticals, Inc.	100,000	357
*	Patterson Cos.	11,700	356
*	Cepheid, Inc.	25,600	354
*	Centene Corp.	16,900	347
*	Illumina, Inc.	8,400	340
*	Emergent BioSolutions Inc.	25,800	338
*	Omnicell, Inc.	24,700	325
	Omnicare, Inc.	11,100	319
*	Cynosure Inc.	17,300	310
*	Pediatrix Medical Group, Inc.	5,600	302
*	LHC Group Inc.	10,500	299
*	Intuitive Surgical, Inc.	1,200	289
*	Bio-Rad Laboratories, Inc. Class A	2,900	287
*	RehabCare Group, Inc.	15,000	272
	Pharmaceutical Product Development, Inc.	6,400	265
*	La Jolla Pharmaceutical Co.	220,481	247
*	Obagi Medical Products, Inc.	23,342	233
	PerkinElmer, Inc.	8,500	212
*	Skilled Healthcare Group Inc.	13,200	210
*	Cantel Medical Corp.	21,000	202
*	AthenaHealth Inc.	5,200	173
*	Millipore Corp.	2,500	172
*,^	Cell Genesys, Inc.	282,000	166
*	Dynavax Technologies Corp.	110,000	160
*,^	Hansen Medical Inc.	10,000	134
*	Orthovita, Inc.	51,330	133
*	Amylin Pharmaceuticals, Inc.	6,400	129
*	ResMed Inc.	2,800	120
*	American Dental Partners, Inc.	9,300	109
*	Allscripts Healthcare Solutions, Inc.	7,800	97
*	HLTH Corp.	7,200	82
*	eResearch Technology, Inc.	6,200	74
*	Techne Corp.	900	65
*,^	Artes Medical Inc.	77,900	62
*	Momenta Pharmaceuticals, Inc.	3,400	45
*	Apria Healthcare Group Inc.	2,300	42
*	Hologic, Inc.	2,100	41
*	Gen-Probe Inc.	700	37

*	Cougar Biotechnology Inc.	1,000	33
*	Targacept, Inc.	3,500	20
*	Zoll Medical Corp.	600	20
			145,792
Industrials (16.7%)
	The Dun & Bradstreet Corp.	109,700	10,351
*	Stericycle, Inc.	84,050	4,951
*	RBC Bearings Inc.	142,400	4,797
	McGrath RentCorp	159,750	4,604
	MSC Industrial Direct Co., Inc. Class A	85,800	3,953
	Comfort Systems USA, Inc.	294,100	3,929
	Tennant Co.	111,600	3,823
	Kennametal, Inc.	133,800	3,629
	Watsco, Inc.	58,100	2,921
	Ritchie Brothers Auctioneers Inc.	112,860	2,636
*	APAC Teleservices, Inc.	1,118,663	2,405
	American Ecology Corp.	79,200	2,191
*	TrueBlue, Inc.	131,250	2,121
	Mine Safety Appliances Co.	48,940	1,866
*	Genesee & Wyoming Inc. Class A	47,600	1,786
*	Exponent, Inc.	52,900	1,750
*	The Advisory Board Co.	56,560	1,706
*	BTU International, Inc.	171,480	1,509
	Equifax, Inc.	41,800	1,440
	Horizon Lines Inc.	139,700	1,379
*	Celadon Group Inc.	107,300	1,231
	Donaldson Co., Inc.	28,850	1,209
	Healthcare Services Group, Inc.	64,700	1,183
	Heartland Express, Inc.	71,940	1,117
*	Flow International Corp.	214,000	1,087
*	Kadant Inc.	39,800	906
*	Resources Connection, Inc.	38,300	863
*	FTI Consulting, Inc.	11,900	860
	J.B. Hunt Transport Services, Inc.	21,200	707
*	AGCO Corp.	15,900	678
	The Brink's Co.	10,800	659
	Harsco Corp.	16,389	610
*	Energy Conversion Devices, Inc.	10,000	583
*	Aecom Technology Corp.	23,300	569
*	Kirby Corp.	15,000	569
*	Beacon Roofing Supply, Inc.	35,250	551
	Woodward Governor Co.	15,100	533
	Valmont Industries, Inc.	6,300	521
*	Clean Harbors Inc.	7,700	520
	Watson Wyatt & Co. Holdings	10,000	497
	Acuity Brands, Inc.	11,900	497
	The Toro Co.	12,000	496
*	TransDigm Group, Inc.	14,400	493
	The Manitowoc Co., Inc.	31,100	484
*	II-VI, Inc.	12,400	479

	Ryder System, Inc.	7,500	465
*	Sykes Enterprises, Inc.	20,900	459
*	Kansas City Southern	10,200	453
	Nordson Corp.	9,200	452
*	Sterling Construction Co., Inc.	27,700	449
*	Mobile Mini, Inc.	23,000	445
*	RSC Holdings Inc.	38,900	442
*	American Reprographics Co.	25,500	440
*	Monster Worldwide Inc.	28,800	429
	Barnes Group, Inc.	20,700	419
*	EMCOR Group, Inc.	15,500	408
*	Esterline Technologies Corp.	10,300	408
	HEICO Corp.	12,400	407
*	CBIZ Inc.	48,000	406
	Genco Shipping and Trading Ltd.	12,200	406
	Applied Industrial Technology, Inc.	14,900	401
	Knoll, Inc.	26,500	401
*	GeoEye Inc.	17,950	397
	Triumph Group, Inc.	8,400	384
	GATX Corp.	9,700	384
*	GrafTech International Ltd.	24,800	375
	CIRCOR International, Inc.	8,600	374
*	Columbus McKinnon Corp.	14,400	339
	Pacer International, Inc.	20,600	339
	Roper Industries Inc.	5,800	330
	Interface, Inc.	28,600	325
*	Cenveo Inc.	41,900	322
*	Perini Corp.	12,100	312
*	Alliant Techsystems, Inc.	3,300	310
	Robbins & Myers, Inc.	10,000	309
	The Timken Co.	10,700	303
*,^	AMREP Corp.	6,700	284
	Lindsay Manufacturing Co.	3,900	284
	Pall Corp.	8,200	282
	Trinity Industries, Inc.	10,600	273
*	Jacobs Engineering Group Inc.	4,900	266
	Ametek, Inc.	6,500	265
	Insteel Industries, Inc.	19,500	265
*	Iron Mountain, Inc.	10,500	256
	Hubbell Inc. Class B	6,900	242
	Bucyrus International, Inc.	4,900	219
*	Consolidated Graphics, Inc.	7,100	215
*	Quanta Services, Inc.	7,900	213
*	Evergreen Solar, Inc.	37,000	204
*	TBS International Ltd.	15,100	203
*	Huron Consulting Group Inc.	3,200	182
*	Chart Industries, Inc.	6,200	177
	Titan International, Inc.	7,600	162
	Raven Industries, Inc.	4,000	157
*	Shaw Group, Inc.	5,000	154

	CDI Corp.	6,300	141
	Robert Half International, Inc.	5,100	126
	KBR Inc.	7,300	112
*	Corrections Corp. of America	4,100	102
*	American Superconductor Corp.	3,500	83
*	BE Aerospace, Inc.	5,200	82
*	Covanta Holding Corp.	3,300	79
*	Hertz Global Holdings Inc.	8,900	67
	Herman Miller, Inc.	2,500	61
	Landstar System, Inc.	1,300	57
	Eagle Bulk Shipping Inc.	4,100	57
*	General Cable Corp.	1,600	57
*	Stanley Inc.	1,400	52
*	Copart, Inc.	1,100	42
*	Orbital Sciences Corp.	1,200	29
	Oshkosh Truck Corp.	1,700	22
*	First Advantage Corp. Class A	700	10
			99,224
Information Technology (21.0%)
	Marchex, Inc.	502,600	5,172
*	Microsemi Corp.	173,250	4,414
*	Euronet Worldwide, Inc.	236,800	3,962
*	FEI Co.	157,550	3,751
*	Polycom, Inc.	157,750	3,649
^	Heartland Payment Systems, Inc.	139,000	3,553
*	VeriFone Holdings, Inc.	208,700	3,452
*	Ariba, Inc.	244,199	3,451
*	Radiant Systems, Inc.	372,200	3,234
*	Littelfuse, Inc.	97,900	2,911
*	Riverbed Technology, Inc.	214,600	2,687
*	OSI Systems Inc.	112,000	2,633
*	MKS Instruments, Inc.	131,600	2,620
	FactSet Research Systems Inc.	49,400	2,581
*	PLX Technology, Inc.	494,037	2,529
*	PROS Holdings, Inc.	261,800	2,458
*	Vocus, Inc.	71,900	2,442
*	Concur Technologies, Inc.	63,750	2,439
*	Ness Technologies Inc.	208,300	2,389
*	Sycamore Networks, Inc.	703,500	2,272
*	Blue Coat Systems, Inc.	154,196	2,188
*	Verigy Ltd.	133,300	2,170
	TheStreet.com, Inc.	328,700	1,969
*	Semitool, Inc.	235,300	1,925
*	Teradyne, Inc.	236,800	1,849
*	Pericom Semiconductor Corp.	164,900	1,731
*	Cogent Inc.	167,200	1,709
*	Ceva, Inc.	196,100	1,628
*	Cymer, Inc.	61,400	1,555
*	Varian Semiconductor Equipment Associates, Inc.	54,800	1,377
*	Red Hat, Inc.	78,050	1,176

*	Hutchinson Technology, Inc.	98,950	1,146
*	FLIR Systems, Inc.	28,100	1,080
*	j2 Global Communications, Inc.	42,000	981
*	Kenexa Corp.	61,742	975
*	PMC Sierra Inc.	129,450	961
*	Stratasys, Inc.	54,000	943
*	Taleo Corp. Class A	45,700	909
	Global Payments Inc.	19,200	861
*	Acme Packet, Inc.	145,600	834
*	Netezza Corp.	76,100	807
*	DemandTec, Inc.	89,040	802
*	Ulticom, Inc.	111,000	783
*	OpNext, Inc.	167,200	767
*	Solera Holdings, Inc.	26,450	760
*	Gerber Scientific, Inc.	81,000	740
*,^	Silicon Motion Technology Corp. ADR	150,000	702
*	Sonic Solutions, Inc.	153,100	674
*	Harris Stratex Networks, Inc. Class A	83,225	650
*	LSI Corp.	117,800	631
*	MICROS Systems, Inc.	22,400	597
*	Sybase, Inc.	19,093	585
*	Salary.com, Inc.	142,800	578
	Total System Services, Inc.	35,200	577
	Diebold, Inc.	17,000	563
*	Compuware Corp.	56,900	551
*	Dolby Laboratories Inc.	15,300	538
*	Metavante Technologies	27,700	534
*	Comtech Telecommunications Corp.	10,800	532
*	Parametric Technology Corp.	27,900	513
*	DSP Group Inc.	65,900	504
*	ManTech International Corp.	8,500	504
*	Sohu.com Inc.	8,700	485
*	Gartner, Inc. Class A	21,000	476
*	Trimble Navigation Ltd.	18,200	471
*	EarthLink, Inc.	55,100	468
*	ON Semiconductor Corp.	68,730	465
*	SAIC, Inc.	21,300	431
*	Skyworks Solutions, Inc.	51,400	430
*	Intermec, Inc.	21,100	414
*	Interwoven Inc.	29,200	412
*	Sapient Corp.	54,900	408
*	Harmonic, Inc.	47,400	401
*	Cadence Design Systems, Inc.	57,830	391
	Cass Information Systems, Inc.	10,900	391
*	Integral Systems, Inc.	18,800	391
*	ScanSource, Inc.	13,200	380
*	Plexus Corp.	18,300	379
*,^	Aruba Networks, Inc.	73,400	377
*	Power Integrations, Inc.	14,900	359
	PC-Tel, Inc.	38,100	355

	Intersil Corp.	21,400	355
*	Hewitt Associates, Inc.	9,700	353
*	Arrow Electronics, Inc.	13,100	344
*	Semtech Corp.	24,500	342
*	SPSS, Inc.	11,600	341
*	McAfee Inc.	9,800	333
	Syntel, Inc.	13,300	326
*	EMS Technologies, Inc.	14,500	324
*,^	Sigma Designs, Inc.	22,700	323
*	BMC Software, Inc.	11,200	321
*	AuthenTec, Inc.	148,100	318
*	S1 Corp.	52,000	318
*	QLogic Corp.	20,500	315
*	Double-Take Software Inc.	31,600	314
*	JDA Software Group, Inc.	20,400	310
*	Anixter International Inc.	5,200	309
*	Multi-Fineline Electronix, Inc.	20,800	308
*	Benchmark Electronics, Inc.	21,800	307
*	ATMI, Inc.	16,600	298
*	Alliance Data Systems Corp.	4,700	298
*	Nuance Communications, Inc.	23,600	288
*	salesforce.com, inc.	5,900	286
*	Amkor Technology, Inc.	44,800	285
*	infoGROUP, Inc.	41,300	273
	Jack Henry & Associates Inc.	13,300	270
*	Actuate Software Corp.	74,800	262
*	Monolithic Power Systems	15,000	261
*	TTM Technologies, Inc.	26,100	259
*	UTStarcom, Inc.	72,800	245
*	Western Digital Corp.	11,500	245
*	Forrester Research, Inc.	8,300	243
*	Silicon Image, Inc.	44,800	239
*	Manhattan Associates, Inc.	10,400	232
*	PC Connection, Inc.	34,100	228
*	iGATE Corp.	25,727	223
*	Akamai Technologies, Inc.	11,800	206
	Take-Two Interactive Software, Inc.	10,500	172
*	Advanced Analogic Technologies, Inc.	36,250	169
*	ANSYS, Inc.	4,063	154
	SunPower Corp. Class B	2,084	144
*	Fairchild Semiconductor International, Inc.	14,400	128
*	Avanex Corp.	26,713	125
*	Website Pros, Inc.	22,400	121
*	Mettler-Toledo International Inc.	1,200	118
*	Genpact, Ltd.	10,700	111
*	Itron, Inc.	900	80
*	Integrated Device Technology Inc.	9,900	77
*	CommScope, Inc.	1,800	62
*	Greenfield Online, Inc.	3,374	59
*	OmniVision Technologies, Inc.	4,500	51

*	CACI International, Inc.	1,000	50
	Renaissance Learning, Inc.	3,200	42
*	Ciena Corp.	4,100	41
*	Techwell, Inc.	4,267	40
*	Cypress Semiconductor Corp.	7,600	40
*	Emulex Corp.	3,500	37
*	Atheros Communications, Inc.	1,400	33
	Broadridge Financial Solutions LLC	1,600	25
*	Transmeta Corp.	1,500	24
*	Affiliated Computer Services, Inc. Class A	400	20
*	Mastech Holdings, Inc.	1,715	13
	Pegasystems Inc.	600	8
*	Progress Software Corp.	200	5
*	Eagle Test Systems, Inc.	100	2
			124,795
Materials (3.8%)
	AptarGroup Inc.	170,900	6,684
	Sensient Technologies Corp.	173,600	4,883
	Arch Chemicals, Inc.	52,700	1,860
*	LSB Industries, Inc.	118,150	1,636
*	OM Group, Inc.	45,200	1,017
	Airgas, Inc.	16,800	834
	Greif Inc. Class A	10,100	663
	Terra Industries, Inc.	20,700	609
	Compass Minerals International, Inc.	7,900	414
	NewMarket Corp.	6,800	357
*	Intrepid Potash, Inc.	11,200	333
	Worthington Industries, Inc.	21,700	324
	Lubrizol Corp.	7,400	319
	Innophos Holdings Inc.	11,400	278
	Koppers Holdings, Inc.	7,100	266
*	Owens-Illinois, Inc.	8,700	256
	Martin Marietta Materials, Inc.	2,100	235
	Albemarle Corp.	7,600	234
	CF Industries Holdings, Inc.	2,400	220
	Reliance Steel & Aluminum Co.	5,100	194
*	Crown Holdings, Inc.	8,400	187
	Silgan Holdings, Inc.	3,300	169
	AK Steel Holding Corp.	4,600	119
*	Sutor Technology Group, Ltd.	27,600	91
	International Flavors & Fragrances, Inc.	2,300	91
	Ferro Corp.	4,300	86
*	Landec Corp.	9,700	79
	Celanese Corp. Series A	1,900	53
	Myers Industries, Inc.	3,500	44
*,^	ShengdaTech Inc.	2,800	20
	Nalco Holding Co.	700	13
			22,568
Telecommunication Services (0.7%)
*	Clearwire Corp.	220,100	2,615

	Telephone & Data Systems, Inc.			13,300	475
	NTELOS Holdings Corp.			17,000	457
*	Premiere Global Services, Inc.			26,000	366
*	Centennial Communications Corp. Class A			56,300	351
*	SBA Communications Corp.			3,900	101
*	Syniverse Holdings Inc.			1,800	30
					4,395
Utilities (0.6%)
	Ormat Technologies Inc.			64,000	2,325
	ITC Holdings Corp.			7,800	404
	Sierra Pacific Resources			34,600	331
	Energen Corp.			5,800	263
	CenterPoint Energy Inc.			12,600	184
					3,507
Total Common Stocks (Cost $646,864)					549,850
Temporary Cash Investments (10.3%)
	Coupon
Money Market Fund (9.8%)
[3,4]	Vanguard Market Liquidity Fund	2.296%		58,356,581	58,357
		Maturity Date		Face Amount ($000)
U.S. Agency Obligations (0.5%)
[5,6]	Federal Home Loan Bank	2.576%	11/24/08	2,000	1,990
[5,6]	Federal National Mortgage Assn.	2.576%	10/15/08	400	400
					2,390
Total Temporary Cash Investments (Cost $60,748)					60,747
Total Investments (102.9%) (Cost $707,612)					610,597
[4] Other Assets and Liabilities-Net (-2.9%)					(16,936)
Net Assets (100%)					593,661

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,768,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Restricted security represents 0.6% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4	Includes $12,401,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
6	Securities with a value of $2,390,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $707,612,000. Net unrealized depreciation of investment securities for tax purposes was $97,015,000, consisting of unrealized gains of $38,467,000 on securities that had risen in value since their purchase and $135,482,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.0% and 6.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts )	Aggregate Settlement Value	Unrealized Appreciation (Depreciation )
E-mini Russell 2000 Index	290	19,674	(1,308)
S&P MidCap 400 Index	1	365	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	604,548	(1,321)
Level 2- Other significant observable inputs	2,390
Level 3- Significant unobservable inputs	3,659	—
Total	610,597	(1,321)

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2008:

Amount Value Based on Level 3 Inputs	Investments in Securities ($000)
Balance as of December 31, 2007	—
Transfers in and/or out of Level 3	3,659
Balanced as of September 30, 2008	3,659

Vanguard VVIF International Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (94.5%)
Australia (3.2%)
	Woodside Petroleum Ltd.	365,000	14,728
	Woolworths Ltd.	573,500	12,633
	Brambles Ltd.	1,339,600	8,359
	James Hardie Industries NV	1,386,739	5,651
	Orica Ltd.	132,600	2,239
	Amcor Ltd.	384,720	1,692
	Sims Group Ltd.	65,403	1,518
			46,820
Austria (0.2%)
	Wienerberger AG	84,835	2,303

Belgium (0.1%)
	Barco NV	31,073	1,412

Brazil (6.1%)
	Petroleo Brasileiro SA Series A ADR	976,300	36,533
	Banco Itau Holding Financeira SA ADR	965,750	16,901
	Redecard SA	678,700	8,453
	Companhia Vale do Rio Doce Sponsored ADR	467,300	8,271
	Unibanco-Uniao de Bancos Brasileiros SA	704,000	7,029
	BM&F BOVESPA SA	930,000	4,095
	Companhia Vale do Rio Doce Pfd. Class A	237,583	4,033
	Petroleo Brasileiro SA Pfd.	96,673	1,756
	Banco do Brasil SA	107,031	1,259
	Votorantim Celulose e Papel SA Pfd.	69,000	1,060
			89,390
Canada (1.2%)
	Niko Resources Ltd.	165,000	8,869
	Cameco Corp.	355,500	7,703
	Sherritt International Corp.	172,631	923
	Harry Winston Diamond Corp.	52,286	688
[1]	Harry Winston Diamond Corp. Private Placement	8,314	104
			18,287
China (4.1%)
	China Mobile (Hong Kong) Ltd.	1,459,000	14,616
	Ctrip.com International Ltd. ADR	227,200	8,772
	China Unicom Ltd.	5,796,000	8,719
	China Resources Enterprise Ltd.	3,078,000	7,516
	CNOOC Ltd.	5,723,500	6,430
	Denway Motors Ltd.	18,116,000	5,738
*	Baidu.com, Inc.	14,700	3,649
	Ping An Insurance (Group) Co. of China Ltd.	337,000	1,973
	Dongfang Electrical Corp Ltd.	631,800	1,682
	Chaoda Modern Agriculture Holdings Ltd.	1,687,630	1,425
			60,520

Denmark (2.7%)
*	Vestas Wind Systems A/S	183,999	16,060
	Novo Nordisk A/S B Shares	193,300	10,021
	Danske Bank A/S	322,000	7,753
	Novozymes A/S	48,600	4,331
	AP Moller-Maersk A/S B Shares	221	1,923
			40,088
France (6.8%)
	L'Oreal SA	270,500	26,542
	Essilor International SA	324,100	16,187
	Total SA	229,999	13,972
	Groupe Danone	178,899	12,690
	AXA	377,400	12,354
	Gaz de France	144,400	7,513
	Pinault-Printemps-Redoute SA	76,700	6,863
	Societe Generale Class A	29,593	2,658
	Publicis Groupe SA	69,052	2,175
			100,954
Germany (8.8%)
	SAP AG	525,631	27,994
	Siemens AG	191,021	17,818
	E.On AG	327,288	16,475
	Porsche AG	129,800	14,076
	Adidas AG	184,135	9,836
*	Q-Cells AG	115,330	9,671
	Celesio AG	175,000	7,637
	Bayerische Motoren Werke AG	171,920	6,664
	Solarworld AG	143,510	6,040
	Linde AG	46,160	4,929
	ThyssenKrupp AG	131,000	3,933
	K&S AG	48,800	3,384
	Symrise AG	118,375	2,010
			130,467
Greece (0.4%)
	EFG Eurobank Ergasias	331,000	6,033

Hong Kong (4.6%)
	Swire Pacific Ltd. A Shares	2,338,000	20,551
	Hong Kong Exchanges & Clearing Ltd.	798,000	9,829
	Jardine Matheson Holdings Ltd.	367,000	9,588
	Esprit Holdings Ltd.	1,467,221	9,095
	Jardine Strategic Holdings Ltd.	489,500	6,961
	Shangri-La Asia Ltd.	4,024,000	5,765
	Li & Fung Ltd.	1,348,000	3,299
	Techtronic Industries Co., Ltd.	2,022,152	1,858
	China Overseas Land & Investment Ltd.	704,000	853
*	Jardine Matheson Holdings Ltd. (U.S. Shares)	4,000	104
			67,903
India (1.0%)
*,1	Bharti Airtel Ltd. Warrants Exp. 8/10/10	287,800	4,864
	Reliance Capital Ltd.	186,700	4,645
	Infrastructure Development Finance Co., Ltd.	2,191,000	3,416

*	Infrastructure Development Finance Co. Ltd. WarranTS EXP. 7/15/13	1,008,000	1,542
			14,467
Ireland (0.4%)
	Allied Irish Banks PLC	475,700	3,911
	Kerry Group PLC A Shares	81,383	2,384
			6,295
Israel (1.8%)
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	462,532	21,179
	Makhteshim-Agan Industries Ltd.	822,000	5,181
			26,360
Italy (2.3%)
	UniCredit SpA	4,790,600	17,914
	Intesa Sanpaolo SpA	3,023,559	16,628
			34,542
Japan (9.8%)
	Canon, Inc.	475,500	18,027
	SMC Corp.	132,500	13,805
	Mitsui Sumitomo Insurance Group Holdings, Inc.	326,800	11,130
	Nintendo Co.	24,300	10,307
	Honda Motor Co., Ltd.	297,600	9,027
	Square Enix Co., Ltd.	296,500	8,671
	Rakuten, Inc.	14,052	7,929
	Mitsubishi Corp.	379,700	7,921
	Sekisui Chemical Co.	1,323,000	7,865
	Ushio Inc.	451,700	7,442
	Japan Tobacco, Inc.	1,728	6,513
	Komatsu Ltd.	393,200	6,437
	Hoya Corp.	271,800	5,392
	Yamada Denki Co., Ltd.	70,000	5,306
	Sumitomo Mitsui Financial Group, Inc.	770	4,828
	Central Japan Railway Co.	398	3,753
	Sumitomo Heavy Industries Ltd.	672,000	3,204
	Toyota Motor Corp.	59,100	2,527
	Astellas Pharma Inc.	57,200	2,403
	Yamaha Motor Co., Ltd.	125,700	1,717
			144,204
Luxembourg (0.5%)
	ArcelorMittal (Amsterdam Shares)	144,400	7,309

Mexico (1.0%)
	America Movil SA de CV Series L ADR	212,200	9,838
	Wal-Mart de Mexico SA	1,077,300	3,705
	Consorcio ARA SA de CV	1,775,633	985
			14,528
Netherlands (3.1%)
	Unilever NV	486,800	13,703
	SBM Offshore NV	500,000	10,704
	Koninklijke (Royal) Philips Electronics NV	292,700	7,941
	Heineken Holding NV	190,627	7,484
^	European Aeronautic Defence and Space Co.	113,443	1,936
	TNT NV	63,133	1,749

	ING Groep NV	78,917	1,692
			45,209
Norway (0.9%)
	Telenor ASA	871,200	10,849
	StatoilHydro ASA	76,845	1,826
			12,675
Russia (0.7%)
	OAO Gazprom Sponsored ADR	346,649	11,078

Singapore (0.8%)
	Keppel Land Ltd.	3,146,000	6,284
	Singapore Exchange Ltd.	849,000	3,698
	DBS Group Holdings Ltd.	128,050	1,526
			11,508
South Africa (0.4%)
	Impala Platinum Holdings Ltd.	225,800	4,610
	MTN Group Ltd.	108,510	1,531
			6,141
South Korea (1.7%)
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	591,600	14,933
	Samsung Fire & Marine Insurance Co.	24,600	4,306
	Shinsegae Co., Ltd.	6,800	3,209
	Samsung Electronics Co., Ltd.	3,748	1,718
	Hankook Tire Co. Ltd.	120,000	1,684
			25,850
Spain (3.1%)
	Telefonica SA	518,500	12,329
	Industria de Diseno Textil SA	276,500	11,700
	Banco Santander Central Hispano SA	715,700	10,731
	Repsol YPF SA	353,600	10,479
			45,239
Sweden (3.2%)
	Atlas Copco AB A Shares	1,745,478	19,830
	Sandvik AB	1,525,595	16,162
	Svenska Handelsbanken AB A Shares	229,577	5,142
	Oriflame Cosmetics SA	75,000	3,475
	Telefonaktiebolaget LM Ericsson AB Class B	217,021	2,061
			46,670
Switzerland (8.7%)
	Nestle SA (Registered)	616,147	26,628
	Syngenta AG	100,500	21,194
*	UBS AG	1,095,918	18,732
	Cie. Financiere Richemont AG	409,477	18,092
	Roche Holdings AG	111,076	17,388
	Credit Suisse Group (Registered)	209,000	9,761
	Geberit AG	62,840	7,707
	Adecco SA (Registered)	66,455	2,887
	Novartis AG (Registered)	50,309	2,649
	Holcim Ltd. (Registered)	34,526	2,530
			127,568
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	990,000	9,276
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,944,757	8,293

Compal Electronics Inc.	1,724,580	1,263
18,832
Turkey (0.4%)
*	Turkiye Garanti Bankasi A.S.	2,586,000	6,120

United Kingdom (15.2%)
Tesco PLC	5,621,900	39,100
Standard Chartered PLC	955,300	23,506
BG Group PLC	1,219,700	22,120
Vodafone Group PLC	8,971,000	19,812
BHP Billiton PLC	832,700	18,864
Admiral Group PLC	633,500	11,649
Rolls-Royce Group PLC	1,767,953	10,705
Rexam PLC	1,438,000	10,217
WPP Group PLC	1,234,854	9,988
Rio Tinto PLC	156,200	9,803
The Sage Group PLC	2,033,000	7,121
Meggitt PLC	1,689,000	5,683
Capita Group PLC	416,129	5,179
Lloyds TSB Group PLC	1,284,000	5,160
Bunzl PLC	368,200	4,332
Signet Jewelers Ltd.	172,000	3,422
Royal Bank of Scotland Group PLC	984,000	3,174
HSBC Holdings PLC	170,627	2,760
Unilever PLC	98,646	2,682
GlaxoSmithKline PLC	123,307	2,671
Ultra Electronics Holdings PLC	99,632	2,258
Victrex PLC	159,664	2,046
Inchcape PLC	420,194	1,419
223,671
Total Common Stocks (Cost $1,620,814)	1,392,443
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Temporary Cash Investments (4.2%)
U.S. Agency Obligations (0.6%)
[2]	Federal National Mortgage Assn.	2.425%	11/12/08	4,000	3,985
[2,3]	Federal National Mortgage Assn.	2.585%	11/17/08	4,500	4,481
8,466
Money Market Fund (3.6%)
[4,5]	Vanguard Market Liquidity Fund	2.296%	53,235,149	53,235
Total Temporary Cash Investments (Cost $61,709)	61,701
Total Investments (98.7%) (Cost $1,682,523)	1,454,144
[5] Other Assets and Liabilities-Net (1.3%)	19,417
Net Assets (100%)	1,473,561

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,936,000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $4,968,000, representing 0.3% of net assets.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
3	Securities with a value of $4,481,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5	Includes $3,059,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2008, the cost of investment securities for tax purposes was $1,682,523,000. Net unrealized depreciation of investment securities for tax purposes was $228,379,000, consisting of unrealized gains of $94,495,000 on securities that had risen in value since their purchase and $322,874,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.8% and 0.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Pan-Euro Index	1,473	36,216	(593)
Topix Index	115	11,764	(952)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

12/23/2008	EUR	26,395	USD	37,225	(776)
10/9/2008	USD	48,024	GBP	26,970	4,950
12/17/2008	JPY	1,293,400	USD	12,323	156

EUR-Euro.

GBP-British pound.

JPY-Japanese yen.

USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	218,318	1,545	4,330
Level 2- Other significant observable inputs	1,235,722	-	-
Level 3- Significant unobservable inputs	104	-	-
Total	1,454,144	1,545	4,330

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2008:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of (December 31, 2008)	-
Change in Unrealized Appreciation (Depreciation)	(107)
Net Purchases (Sales)	211
Balance as of (September 30, 2008)	104

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	November 18, 2008

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	November 18, 2008

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.